UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of July

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Columbia Cornerstone Growth Fund

Class A | LEGAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$101	0.96%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Columbia Cornerstone Growth Fund | Class A | ASR174-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Growth Fund Class A (including sales charges) ($41,238)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$9,426	$10,000	$10,000
08/16	$9,398	$10,013	$9,950
09/16	$9,496	$10,021	$9,987
10/16	$9,217	$9,826	$9,752
11/16	$9,345	$10,213	$9,964
12/16	$9,374	$10,405	$10,088
01/17	$9,756	$10,614	$10,428
02/17	$10,122	$11,025	$10,861
03/17	$10,263	$11,032	$10,986
04/17	$10,549	$11,149	$11,238
05/17	$10,934	$11,291	$11,530
06/17	$10,951	$11,370	$11,500
07/17	$11,274	$11,595	$11,805
08/17	$11,455	$11,631	$12,022
09/17	$11,472	$11,879	$12,178
10/17	$11,764	$12,151	$12,650
11/17	$11,962	$12,522	$13,034
12/17	$11,963	$12,662	$13,135
01/18	$12,882	$13,357	$14,066
02/18	$12,526	$12,866	$13,697
03/18	$12,285	$12,574	$13,321
04/18	$12,249	$12,617	$13,368
05/18	$12,807	$12,939	$13,954
06/18	$12,840	$13,023	$14,088
07/18	$13,220	$13,472	$14,502
08/18	$13,813	$13,936	$15,295
09/18	$13,922	$13,989	$15,380
10/18	$12,496	$12,999	$14,005
11/18	$12,656	$13,264	$14,154
12/18	$11,466	$12,056	$12,937
01/19	$12,592	$13,066	$14,099
02/19	$13,058	$13,509	$14,604
03/19	$13,360	$13,744	$15,020
04/19	$13,974	$14,299	$15,698
05/19	$13,005	$13,388	$14,707
06/19	$14,003	$14,327	$15,717
07/19	$14,256	$14,550	$16,071
08/19	$13,954	$14,283	$15,948
09/19	$13,997	$14,531	$15,950
10/19	$14,413	$14,839	$16,400
11/19	$15,103	$15,400	$17,128
12/19	$15,574	$15,845	$17,644
01/20	$15,931	$15,862	$18,039
02/20	$14,828	$14,565	$16,810
03/20	$13,557	$12,641	$15,157
04/20	$15,460	$14,311	$17,399
05/20	$16,456	$15,066	$18,567
06/20	$17,131	$15,399	$19,376
07/20	$18,173	$16,301	$20,867
08/20	$19,605	$17,497	$23,020
09/20	$18,702	$16,858	$21,937
10/20	$18,291	$16,451	$21,192
11/20	$20,159	$18,389	$23,362
12/20	$20,879	$19,166	$24,436
01/21	$20,814	$19,008	$24,255
02/21	$21,258	$19,559	$24,250
03/21	$21,751	$20,299	$24,666
04/21	$23,269	$21,392	$26,345
05/21	$23,003	$21,494	$25,980
06/21	$24,541	$22,032	$27,610
07/21	$25,305	$22,490	$28,520
08/21	$26,246	$23,141	$29,586
09/21	$24,566	$22,078	$27,929
10/21	$26,391	$23,610	$30,348
11/21	$26,391	$23,293	$30,534
12/21	$26,877	$24,236	$31,180
01/22	$24,680	$22,870	$28,504
02/22	$23,353	$22,242	$27,293
03/22	$24,188	$22,993	$28,361
04/22	$21,322	$20,943	$24,936
05/22	$20,637	$20,912	$24,356
06/22	$18,844	$19,160	$22,427
07/22	$20,914	$20,945	$25,118
08/22	$19,815	$20,141	$23,948
09/22	$17,842	$18,277	$21,620
10/22	$18,888	$19,743	$22,884
11/22	$19,613	$20,811	$23,927
12/22	$18,229	$19,601	$22,095
01/23	$19,692	$20,915	$23,936
02/23	$19,222	$20,417	$23,652
03/23	$20,694	$21,063	$25,269
04/23	$21,010	$21,324	$25,518
05/23	$22,294	$21,423	$26,681
06/23	$23,858	$22,870	$28,506
07/23	$24,491	$23,657	$29,466
08/23	$24,232	$23,243	$29,202
09/23	$22,803	$22,151	$27,614
10/23	$22,751	$21,615	$27,220
11/23	$25,216	$23,634	$30,188
12/23	$26,161	$24,801	$31,524
01/24	$27,043	$25,147	$32,311
02/24	$28,649	$26,505	$34,515
03/24	$29,062	$27,354	$35,123
04/24	$27,961	$26,190	$33,633
05/24	$29,865	$27,423	$35,647
06/24	$31,889	$28,331	$38,050
07/24	$31,146	$28,743	$37,403
08/24	$31,903	$29,425	$38,182
09/24	$32,569	$30,054	$39,264
10/24	$32,293	$29,844	$39,134
11/24	$34,308	$31,765	$41,672
12/24	$34,408	$30,880	$42,040
01/25	$35,110	$31,863	$42,871
02/25	$33,996	$31,305	$41,331
03/25	$30,631	$29,493	$37,849
04/25	$31,309	$29,318	$38,520
05/25	$33,793	$31,190	$41,928
06/25	$35,982	$32,769	$44,601
07/25	$37,338	$33,497	$46,285
08/25	$37,691	$34,202	$46,803
09/25	$39,120	$35,388	$49,289
10/25	$40,825	$36,152	$51,079
11/25	$40,418	$36,240	$50,154
12/25	$39,948	$36,242	$49,843
01/26	$39,451	$36,741	$49,089
02/26	$37,849	$36,544	$47,441
03/26	$36,120	$34,727	$44,970
04/26	$40,688	$38,236	$50,319
05/26	$44,087	$40,187	$53,943
06/26	$42,538	$39,981	$52,498
07/26	$41,238	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.44	10.26	15.90
Class A (including sales charges)	4.10	8.96	15.22
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Columbia Cornerstone Growth Fund | Class A | ASR174-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class A | ASR174-01_(09/26) |

Columbia Cornerstone Growth Fund

Class C | LEGCX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$179	1.71%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Columbia Cornerstone Growth Fund | Class C | ASR174-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Growth Fund Class C (including sales charges) ($40,585)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,966	$10,013	$9,950
09/16	$10,058	$10,021	$9,987
10/16	$9,759	$9,826	$9,752
11/16	$9,890	$10,213	$9,964
12/16	$9,914	$10,405	$10,088
01/17	$10,312	$10,614	$10,428
02/17	$10,694	$11,025	$10,861
03/17	$10,833	$11,032	$10,986
04/17	$11,131	$11,149	$11,238
05/17	$11,526	$11,291	$11,530
06/17	$11,540	$11,370	$11,500
07/17	$11,872	$11,595	$11,805
08/17	$12,057	$11,631	$12,022
09/17	$12,064	$11,879	$12,178
10/17	$12,365	$12,151	$12,650
11/17	$12,564	$12,522	$13,034
12/17	$12,558	$12,662	$13,135
01/18	$13,514	$13,357	$14,066
02/18	$13,134	$12,866	$13,697
03/18	$12,874	$12,574	$13,321
04/18	$12,825	$12,617	$13,368
05/18	$13,401	$12,939	$13,954
06/18	$13,427	$13,023	$14,088
07/18	$13,815	$13,472	$14,502
08/18	$14,429	$13,936	$15,295
09/18	$14,530	$13,989	$15,380
10/18	$13,036	$12,999	$14,005
11/18	$13,194	$13,264	$14,154
12/18	$11,948	$12,056	$12,937
01/19	$13,108	$13,066	$14,099
02/19	$13,588	$13,509	$14,604
03/19	$13,893	$13,744	$15,020
04/19	$14,523	$14,299	$15,698
05/19	$13,505	$13,388	$14,707
06/19	$14,535	$14,327	$15,717
07/19	$14,786	$14,550	$16,071
08/19	$14,464	$14,283	$15,948
09/19	$14,498	$14,531	$15,950
10/19	$14,923	$14,839	$16,400
11/19	$15,629	$15,400	$17,128
12/19	$16,106	$15,845	$17,644
01/20	$16,463	$15,862	$18,039
02/20	$15,314	$14,565	$16,810
03/20	$13,994	$12,641	$15,157
04/20	$15,944	$14,311	$17,399
05/20	$16,963	$15,066	$18,567
06/20	$17,644	$15,399	$19,376
07/20	$18,710	$16,301	$20,867
08/20	$20,169	$17,497	$23,020
09/20	$19,229	$16,858	$21,937
10/20	$18,793	$16,451	$21,192
11/20	$20,702	$18,389	$23,362
12/20	$21,429	$19,166	$24,436
01/21	$21,348	$19,008	$24,255
02/21	$21,792	$19,559	$24,250
03/21	$22,280	$20,299	$24,666
04/21	$23,819	$21,392	$26,345
05/21	$23,537	$21,494	$25,980
06/21	$25,092	$22,032	$27,610
07/21	$25,861	$22,490	$28,520
08/21	$26,799	$23,141	$29,586
09/21	$25,070	$22,078	$27,929
10/21	$26,918	$23,610	$30,348
11/21	$26,896	$23,293	$30,534
12/21	$27,379	$24,236	$31,180
01/22	$25,120	$22,870	$28,504
02/22	$23,757	$22,242	$27,293
03/22	$24,592	$22,993	$28,361
04/22	$21,661	$20,943	$24,936
05/22	$20,959	$20,912	$24,356
06/22	$19,121	$19,160	$22,427
07/22	$21,217	$20,945	$25,118
08/22	$20,082	$20,141	$23,948
09/22	$18,070	$18,277	$21,620
10/22	$19,115	$19,743	$22,884
11/22	$19,836	$20,811	$23,927
12/22	$18,424	$19,601	$22,095
01/23	$19,896	$20,915	$23,936
02/23	$19,403	$20,417	$23,652
03/23	$20,881	$21,063	$25,269
04/23	$21,187	$21,324	$25,518
05/23	$22,466	$21,423	$26,681
06/23	$24,028	$22,870	$28,506
07/23	$24,652	$23,657	$29,466
08/23	$24,376	$23,243	$29,202
09/23	$22,923	$22,151	$27,614
10/23	$22,856	$21,615	$27,220
11/23	$25,319	$23,634	$30,188
12/23	$26,250	$24,801	$31,524
01/24	$27,117	$25,147	$32,311
02/24	$28,710	$26,505	$34,515
03/24	$29,106	$27,354	$35,123
04/24	$27,984	$26,190	$33,633
05/24	$29,877	$27,423	$35,647
06/24	$31,878	$28,331	$38,050
07/24	$31,114	$28,743	$37,403
08/24	$31,853	$29,425	$38,182
09/24	$32,497	$30,054	$39,264
10/24	$32,197	$29,844	$39,134
11/24	$34,186	$31,765	$41,672
12/24	$34,266	$30,880	$42,040
01/25	$34,947	$31,863	$42,871
02/25	$33,819	$31,305	$41,331
03/25	$30,444	$29,493	$37,849
04/25	$31,104	$29,318	$38,520
05/25	$33,551	$31,190	$41,928
06/25	$35,703	$32,769	$44,601
07/25	$37,023	$33,497	$46,285
08/25	$37,346	$34,202	$46,803
09/25	$38,742	$35,388	$49,289
10/25	$40,406	$36,152	$51,079
11/25	$39,980	$36,240	$50,154
12/25	$39,488	$36,242	$49,843
01/26	$38,974	$36,741	$49,089
02/26	$37,363	$36,544	$47,441
03/26	$35,635	$34,727	$44,970
04/26	$40,118	$38,236	$50,319
05/26	$43,441	$40,187	$53,943
06/26	$41,892	$39,981	$52,498
07/26	$40,585	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.62	9.43	15.04
Class C (including sales charges)	8.65	9.43	15.04
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Columbia Cornerstone Growth Fund | Class C | ASR174-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class C | ASR174-04_(09/26) |

Columbia Cornerstone Growth Fund

Class E | CLGEX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class E	$130	1.24%

Management's Discussion of Fund Performance

The performance of Class E shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Columbia Cornerstone Growth Fund | Class E | ASR174-21_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class E shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Growth Fund Class E ($40,889)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$9,549	$10,000	$10,000
08/16	$9,521	$10,013	$9,950
09/16	$9,617	$10,021	$9,987
10/16	$9,337	$9,826	$9,752
11/16	$9,464	$10,213	$9,964
12/16	$9,493	$10,405	$10,088
01/17	$9,881	$10,614	$10,428
02/17	$10,250	$11,025	$10,861
03/17	$10,391	$11,032	$10,986
04/17	$10,678	$11,149	$11,238
05/17	$11,070	$11,291	$11,530
06/17	$11,087	$11,370	$11,500
07/17	$11,412	$11,595	$11,805
08/17	$11,596	$11,631	$12,022
09/17	$11,610	$11,879	$12,178
10/17	$11,907	$12,151	$12,650
11/17	$12,102	$12,522	$13,034
12/17	$12,106	$12,662	$13,135
01/18	$13,034	$13,357	$14,066
02/18	$12,669	$12,866	$13,697
03/18	$12,427	$12,574	$13,321
04/18	$12,388	$12,617	$13,368
05/18	$12,951	$12,939	$13,954
06/18	$12,982	$13,023	$14,088
07/18	$13,368	$13,472	$14,502
08/18	$13,968	$13,936	$15,295
09/18	$14,072	$13,989	$15,380
10/18	$12,633	$12,999	$14,005
11/18	$12,792	$13,264	$14,154
12/18	$11,589	$12,056	$12,937
01/19	$12,723	$13,066	$14,099
02/19	$13,194	$13,509	$14,604
03/19	$13,501	$13,744	$15,020
04/19	$14,118	$14,299	$15,698
05/19	$13,137	$13,388	$14,707
06/19	$14,148	$14,327	$15,717
07/19	$14,398	$14,550	$16,071
08/19	$14,091	$14,283	$15,948
09/19	$14,135	$14,531	$15,950
10/19	$14,558	$14,839	$16,400
11/19	$15,252	$15,400	$17,128
12/19	$15,725	$15,845	$17,644
01/20	$16,084	$15,862	$18,039
02/20	$14,969	$14,565	$16,810
03/20	$13,687	$12,641	$15,157
04/20	$15,605	$14,311	$17,399
05/20	$16,607	$15,066	$18,567
06/20	$17,286	$15,399	$19,376
07/20	$18,339	$16,301	$20,867
08/20	$19,777	$17,497	$23,020
09/20	$18,862	$16,858	$21,937
10/20	$18,445	$16,451	$21,192
11/20	$20,326	$18,389	$23,362
12/20	$21,043	$19,166	$24,436
01/21	$20,977	$19,008	$24,255
02/21	$21,417	$19,559	$24,250
03/21	$21,910	$20,299	$24,666
04/21	$23,430	$21,392	$26,345
05/21	$23,159	$21,494	$25,980
06/21	$24,699	$22,032	$27,610
07/21	$25,468	$22,490	$28,520
08/21	$26,404	$23,141	$29,586
09/21	$24,708	$22,078	$27,929
10/21	$26,536	$23,610	$30,348
11/21	$26,532	$23,293	$30,534
12/21	$27,012	$24,236	$31,180
01/22	$24,798	$22,870	$28,504
02/22	$23,464	$22,242	$27,293
03/22	$24,294	$22,993	$28,361
04/22	$21,411	$20,943	$24,936
05/22	$20,714	$20,912	$24,356
06/22	$18,911	$19,160	$22,427
07/22	$20,982	$20,945	$25,118
08/22	$19,871	$20,141	$23,948
09/22	$17,889	$18,277	$21,620
10/22	$18,929	$19,743	$22,884
11/22	$19,652	$20,811	$23,927
12/22	$18,259	$19,601	$22,095
01/23	$19,719	$20,915	$23,936
02/23	$19,241	$20,417	$23,652
03/23	$20,710	$21,063	$25,269
04/23	$21,022	$21,324	$25,518
05/23	$22,299	$21,423	$26,681
06/23	$23,857	$22,870	$28,506
07/23	$24,481	$23,657	$29,466
08/23	$24,218	$23,243	$29,202
09/23	$22,785	$22,151	$27,614
10/23	$22,723	$21,615	$27,220
11/23	$25,182	$23,634	$30,188
12/23	$26,115	$24,801	$31,524
01/24	$26,992	$25,147	$32,311
02/24	$28,588	$26,505	$34,515
03/24	$28,994	$27,354	$35,123
04/24	$27,888	$26,190	$33,633
05/24	$29,787	$27,423	$35,647
06/24	$31,793	$28,331	$38,050
07/24	$31,042	$28,743	$37,403
08/24	$31,797	$29,425	$38,182
09/24	$32,450	$30,054	$39,264
10/24	$32,166	$29,844	$39,134
11/24	$34,167	$31,765	$41,672
12/24	$34,264	$30,880	$42,040
01/25	$34,959	$31,863	$42,871
02/25	$33,840	$31,305	$41,331
03/25	$30,484	$29,493	$37,849
04/25	$31,150	$29,318	$38,520
05/25	$33,613	$31,190	$41,928
06/25	$35,782	$32,769	$44,601
07/25	$37,122	$33,497	$46,285
08/25	$37,462	$34,202	$46,803
09/25	$38,881	$35,388	$49,289
10/25	$40,562	$36,152	$51,079
11/25	$40,153	$36,240	$50,154
12/25	$39,674	$36,242	$49,843
01/26	$39,169	$36,741	$49,089
02/26	$37,567	$36,544	$47,441
03/26	$35,846	$34,727	$44,970
04/26	$40,368	$38,236	$50,319
05/26	$43,734	$40,187	$53,943
06/26	$42,185	$39,981	$52,498
07/26	$40,889	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class E	10.15	9.93	15.65
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Columbia Cornerstone Growth Fund | Class E | ASR174-21_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class E | ASR174-21_(09/26) |

Columbia Cornerstone Growth Fund

Institutional Class | GEGTX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$75	0.71%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Columbia Cornerstone Growth Fund | Institutional Class | ASR174-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Growth Fund Institutional Class ($44,859)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,974	$10,013	$9,950
09/16	$10,077	$10,021	$9,987
10/16	$9,786	$9,826	$9,752
11/16	$9,923	$10,213	$9,964
12/16	$9,953	$10,405	$10,088
01/17	$10,363	$10,614	$10,428
02/17	$10,753	$11,025	$10,861
03/17	$10,907	$11,032	$10,986
04/17	$11,212	$11,149	$11,238
05/17	$11,622	$11,291	$11,530
06/17	$11,646	$11,370	$11,500
07/17	$11,992	$11,595	$11,805
08/17	$12,187	$11,631	$12,022
09/17	$12,207	$11,879	$12,178
10/17	$12,521	$12,151	$12,650
11/17	$12,733	$12,522	$13,034
12/17	$12,737	$12,662	$13,135
01/18	$13,718	$13,357	$14,066
02/18	$13,341	$12,866	$13,697
03/18	$13,087	$12,574	$13,321
04/18	$13,050	$12,617	$13,368
05/18	$13,650	$12,939	$13,954
06/18	$13,687	$13,023	$14,088
07/18	$14,095	$13,472	$14,502
08/18	$14,733	$13,936	$15,295
09/18	$14,847	$13,989	$15,380
10/18	$13,331	$12,999	$14,005
11/18	$13,505	$13,264	$14,154
12/18	$12,240	$12,056	$12,937
01/19	$13,442	$13,066	$14,099
02/19	$13,942	$13,509	$14,604
03/19	$14,268	$13,744	$15,020
04/19	$14,926	$14,299	$15,698
05/19	$13,895	$13,388	$14,707
06/19	$14,967	$14,327	$15,717
07/19	$15,239	$14,550	$16,071
08/19	$14,916	$14,283	$15,948
09/19	$14,967	$14,531	$15,950
10/19	$15,416	$14,839	$16,400
11/19	$16,159	$15,400	$17,128
12/19	$16,664	$15,845	$17,644
01/20	$17,050	$15,862	$18,039
02/20	$15,875	$14,565	$16,810
03/20	$14,518	$12,641	$15,157
04/20	$16,555	$14,311	$17,399
05/20	$17,625	$15,066	$18,567
06/20	$18,353	$15,399	$19,376
07/20	$19,473	$16,301	$20,867
08/20	$21,012	$17,497	$23,020
09/20	$20,048	$16,858	$21,937
10/20	$19,612	$16,451	$21,192
11/20	$21,620	$18,389	$23,362
12/20	$22,395	$19,166	$24,436
01/21	$22,330	$19,008	$24,255
02/21	$22,813	$19,559	$24,250
03/21	$23,346	$20,299	$24,666
04/21	$24,981	$21,392	$26,345
05/21	$24,703	$21,494	$25,980
06/21	$26,358	$22,032	$27,610
07/21	$27,186	$22,490	$28,520
08/21	$28,198	$23,141	$29,586
09/21	$26,399	$22,078	$27,929
10/21	$28,366	$23,610	$30,348
11/21	$28,374	$23,293	$30,534
12/21	$28,901	$24,236	$31,180
01/22	$26,544	$22,870	$28,504
02/22	$25,125	$22,242	$27,293
03/22	$26,028	$22,993	$28,361
04/22	$22,946	$20,943	$24,936
05/22	$22,216	$20,912	$24,356
06/22	$20,290	$19,160	$22,427
07/22	$22,523	$20,945	$25,118
08/22	$21,344	$20,141	$23,948
09/22	$19,223	$18,277	$21,620
10/22	$20,353	$19,743	$22,884
11/22	$21,140	$20,811	$23,927
12/22	$19,650	$19,601	$22,095
01/23	$21,233	$20,915	$23,936
02/23	$20,726	$20,417	$23,652
03/23	$22,323	$21,063	$25,269
04/23	$22,670	$21,324	$25,518
05/23	$24,057	$21,423	$26,681
06/23	$25,752	$22,870	$28,506
07/23	$26,441	$23,657	$29,466
08/23	$26,166	$23,243	$29,202
09/23	$24,631	$22,151	$27,614
10/23	$24,578	$21,615	$27,220
11/23	$27,246	$23,634	$30,188
12/23	$28,270	$24,801	$31,524
01/24	$29,233	$25,147	$32,311
02/24	$30,975	$26,505	$34,515
03/24	$31,424	$27,354	$35,123
04/24	$30,243	$26,190	$33,633
05/24	$32,314	$27,423	$35,647
06/24	$34,505	$28,331	$38,050
07/24	$33,708	$28,743	$37,403
08/24	$34,537	$29,425	$38,182
09/24	$35,265	$30,054	$39,264
10/24	$34,973	$29,844	$39,134
11/24	$37,164	$31,765	$41,672
12/24	$37,279	$30,880	$42,040
01/25	$38,048	$31,863	$42,871
02/25	$36,850	$31,305	$41,331
03/25	$33,208	$29,493	$37,849
04/25	$33,948	$29,318	$38,520
05/25	$36,651	$31,190	$41,928
06/25	$39,032	$32,769	$44,601
07/25	$40,512	$33,497	$46,285
08/25	$40,901	$34,202	$46,803
09/25	$42,465	$35,388	$49,289
10/25	$44,325	$36,152	$51,079
11/25	$43,891	$36,240	$50,154
12/25	$43,393	$36,242	$49,843
01/26	$42,859	$36,741	$49,089
02/26	$41,123	$36,544	$47,441
03/26	$39,255	$34,727	$44,970
04/26	$44,229	$38,236	$50,319
05/26	$47,939	$40,187	$53,943
06/26	$46,261	$39,981	$52,498
07/26	$44,859	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.73	10.54	16.19
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Columbia Cornerstone Growth Fund | Institutional Class | ASR174-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Institutional Class | ASR174-08_(09/26) |

Columbia Cornerstone Growth Fund

Institutional 2 Class | CLWFX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$74	0.70%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Columbia Cornerstone Growth Fund | Institutional 2 Class | ASR174-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Growth Fund Institutional 2 Class ($45,029)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,974	$10,013	$9,950
09/16	$10,080	$10,021	$9,987
10/16	$9,789	$9,826	$9,752
11/16	$9,926	$10,213	$9,964
12/16	$9,959	$10,405	$10,088
01/17	$10,370	$10,614	$10,428
02/17	$10,759	$11,025	$10,861
03/17	$10,914	$11,032	$10,986
04/17	$11,219	$11,149	$11,238
05/17	$11,632	$11,291	$11,530
06/17	$11,656	$11,370	$11,500
07/17	$12,002	$11,595	$11,805
08/17	$12,200	$11,631	$12,022
09/17	$12,220	$11,879	$12,178
10/17	$12,534	$12,151	$12,650
11/17	$12,747	$12,522	$13,034
12/17	$12,755	$12,662	$13,135
01/18	$13,736	$13,357	$14,066
02/18	$13,358	$12,866	$13,697
03/18	$13,105	$12,574	$13,321
04/18	$13,071	$12,617	$13,368
05/18	$13,668	$12,939	$13,954
06/18	$13,708	$13,023	$14,088
07/18	$14,117	$13,472	$14,502
08/18	$14,758	$13,936	$15,295
09/18	$14,873	$13,989	$15,380
10/18	$13,355	$12,999	$14,005
11/18	$13,529	$13,264	$14,154
12/18	$12,260	$12,056	$12,937
01/19	$13,466	$13,066	$14,099
02/19	$13,970	$13,509	$14,604
03/19	$14,296	$13,744	$15,020
04/19	$14,955	$14,299	$15,698
05/19	$13,923	$13,388	$14,707
06/19	$14,999	$14,327	$15,717
07/19	$15,271	$14,550	$16,071
08/19	$14,948	$14,283	$15,948
09/19	$14,999	$14,531	$15,950
10/19	$15,452	$14,839	$16,400
11/19	$16,195	$15,400	$17,128
12/19	$16,705	$15,845	$17,644
01/20	$17,087	$15,862	$18,039
02/20	$15,911	$14,565	$16,810
03/20	$14,549	$12,641	$15,157
04/20	$16,596	$14,311	$17,399
05/20	$17,670	$15,066	$18,567
06/20	$18,398	$15,399	$19,376
07/20	$19,523	$16,301	$20,867
08/20	$21,067	$17,497	$23,020
09/20	$20,098	$16,858	$21,937
10/20	$19,661	$16,451	$21,192
11/20	$21,678	$18,389	$23,362
12/20	$22,454	$19,166	$24,436
01/21	$22,388	$19,008	$24,255
02/21	$22,872	$19,559	$24,250
03/21	$23,410	$20,299	$24,666
04/21	$25,046	$21,392	$26,345
05/21	$24,767	$21,494	$25,980
06/21	$26,428	$22,032	$27,610
07/21	$27,261	$22,490	$28,520
08/21	$28,278	$23,141	$29,586
09/21	$26,473	$22,078	$27,929
10/21	$28,446	$23,610	$30,348
11/21	$28,454	$23,293	$30,534
12/21	$28,982	$24,236	$31,180
01/22	$26,619	$22,870	$28,504
02/22	$25,194	$22,242	$27,293
03/22	$26,102	$22,993	$28,361
04/22	$23,013	$20,943	$24,936
05/22	$22,283	$20,912	$24,356
06/22	$20,351	$19,160	$22,427
07/22	$22,590	$20,945	$25,118
08/22	$21,406	$20,141	$23,948
09/22	$19,283	$18,277	$21,620
10/22	$20,413	$19,743	$22,884
11/22	$21,206	$20,811	$23,927
12/22	$19,710	$19,601	$22,095
01/23	$21,299	$20,915	$23,936
02/23	$20,796	$20,417	$23,652
03/23	$22,394	$21,063	$25,269
04/23	$22,741	$21,324	$25,518
05/23	$24,135	$21,423	$26,681
06/23	$25,835	$22,870	$28,506
07/23	$26,530	$23,657	$29,466
08/23	$26,254	$23,243	$29,202
09/23	$24,713	$22,151	$27,614
10/23	$24,660	$21,615	$27,220
11/23	$27,340	$23,634	$30,188
12/23	$28,369	$24,801	$31,524
01/24	$29,333	$25,147	$32,311
02/24	$31,080	$26,505	$34,515
03/24	$31,535	$27,354	$35,123
04/24	$30,348	$26,190	$33,633
05/24	$32,425	$27,423	$35,647
06/24	$34,626	$28,331	$38,050
07/24	$33,824	$28,743	$37,403
08/24	$34,659	$29,425	$38,182
09/24	$35,391	$30,054	$39,264
10/24	$35,099	$29,844	$39,134
11/24	$37,296	$31,765	$41,672
12/24	$37,411	$30,880	$42,040
01/25	$38,186	$31,863	$42,871
02/25	$36,983	$31,305	$41,331
03/25	$33,324	$29,493	$37,849
04/25	$34,074	$29,318	$38,520
05/25	$36,783	$31,190	$41,928
06/25	$39,175	$32,769	$44,601
07/25	$40,661	$33,497	$46,285
08/25	$41,056	$34,202	$46,803
09/25	$42,624	$35,388	$49,289
10/25	$44,490	$36,152	$51,079
11/25	$44,057	$36,240	$50,154
12/25	$43,552	$36,242	$49,843
01/26	$43,023	$36,741	$49,089
02/26	$41,281	$36,544	$47,441
03/26	$39,407	$34,727	$44,970
04/26	$44,399	$38,236	$50,319
05/26	$48,121	$40,187	$53,943
06/26	$46,437	$39,981	$52,498
07/26	$45,029	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.74	10.56	16.24
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Columbia Cornerstone Growth Fund | Institutional 2 Class | ASR174-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Institutional 2 Class | ASR174-15_(09/26) |

Columbia Cornerstone Growth Fund

Institutional 3 Class | CGFYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$69	0.65%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Columbia Cornerstone Growth Fund | Institutional 3 Class | ASR174-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Growth Fund Institutional 3 Class ($45,252)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,974	$10,013	$9,950
09/16	$10,080	$10,021	$9,987
10/16	$9,789	$9,826	$9,752
11/16	$9,926	$10,213	$9,964
12/16	$9,961	$10,405	$10,088
01/17	$10,371	$10,614	$10,428
02/17	$10,763	$11,025	$10,861
03/17	$10,917	$11,032	$10,986
04/17	$11,224	$11,149	$11,238
05/17	$11,637	$11,291	$11,530
06/17	$11,660	$11,370	$11,500
07/17	$12,009	$11,595	$11,805
08/17	$12,206	$11,631	$12,022
09/17	$12,226	$11,879	$12,178
10/17	$12,543	$12,151	$12,650
11/17	$12,755	$12,522	$13,034
12/17	$12,762	$12,662	$13,135
01/18	$13,745	$13,357	$14,066
02/18	$13,368	$12,866	$13,697
03/18	$13,117	$12,574	$13,321
04/18	$13,080	$12,617	$13,368
05/18	$13,680	$12,939	$13,954
06/18	$13,720	$13,023	$14,088
07/18	$14,128	$13,472	$14,502
08/18	$14,771	$13,936	$15,295
09/18	$14,889	$13,989	$15,380
10/18	$13,368	$12,999	$14,005
11/18	$13,544	$13,264	$14,154
12/18	$12,274	$12,056	$12,937
01/19	$13,482	$13,066	$14,099
02/19	$13,985	$13,509	$14,604
03/19	$14,313	$13,744	$15,020
04/19	$14,978	$14,299	$15,698
05/19	$13,941	$13,388	$14,707
06/19	$15,018	$14,327	$15,717
07/19	$15,293	$14,550	$16,071
08/19	$14,971	$14,283	$15,948
09/19	$15,021	$14,531	$15,950
10/19	$15,477	$14,839	$16,400
11/19	$16,222	$15,400	$17,128
12/19	$16,731	$15,845	$17,644
01/20	$17,120	$15,862	$18,039
02/20	$15,939	$14,565	$16,810
03/20	$14,577	$12,641	$15,157
04/20	$16,626	$14,311	$17,399
05/20	$17,701	$15,066	$18,567
06/20	$18,431	$15,399	$19,376
07/20	$19,561	$16,301	$20,867
08/20	$21,105	$17,497	$23,020
09/20	$20,139	$16,858	$21,937
10/20	$19,703	$16,451	$21,192
11/20	$21,723	$18,389	$23,362
12/20	$22,503	$19,166	$24,436
01/21	$22,437	$19,008	$24,255
02/21	$22,924	$19,559	$24,250
03/21	$23,460	$20,299	$24,666
04/21	$25,105	$21,392	$26,345
05/21	$24,827	$21,494	$25,980
06/21	$26,493	$22,032	$27,610
07/21	$27,327	$22,490	$28,520
08/21	$28,346	$23,141	$29,586
09/21	$26,538	$22,078	$27,929
10/21	$28,518	$23,610	$30,348
11/21	$28,526	$23,293	$30,534
12/21	$29,057	$24,236	$31,180
01/22	$26,690	$22,870	$28,504
02/22	$25,264	$22,242	$27,293
03/22	$26,175	$22,993	$28,361
04/22	$23,079	$20,943	$24,936
05/22	$22,346	$20,912	$24,356
06/22	$20,409	$19,160	$22,427
07/22	$22,657	$20,945	$25,118
08/22	$21,471	$20,141	$23,948
09/22	$19,339	$18,277	$21,620
10/22	$20,476	$19,743	$22,884
11/22	$21,271	$20,811	$23,927
12/22	$19,774	$19,601	$22,095
01/23	$21,369	$20,915	$23,936
02/23	$20,863	$20,417	$23,652
03/23	$22,466	$21,063	$25,269
04/23	$22,817	$21,324	$25,518
05/23	$24,216	$21,423	$26,681
06/23	$25,926	$22,870	$28,506
07/23	$26,619	$23,657	$29,466
08/23	$26,348	$23,243	$29,202
09/23	$24,802	$22,151	$27,614
10/23	$24,749	$21,615	$27,220
11/23	$27,436	$23,634	$30,188
12/23	$28,472	$24,801	$31,524
01/24	$29,443	$25,147	$32,311
02/24	$31,195	$26,505	$34,515
03/24	$31,653	$27,354	$35,123
04/24	$30,465	$26,190	$33,633
05/24	$32,550	$27,423	$35,647
06/24	$34,761	$28,331	$38,050
07/24	$33,961	$28,743	$37,403
08/24	$34,798	$29,425	$38,182
09/24	$35,533	$30,054	$39,264
10/24	$35,242	$29,844	$39,134
11/24	$37,448	$31,765	$41,672
12/24	$37,567	$30,880	$42,040
01/25	$38,344	$31,863	$42,871
02/25	$37,139	$31,305	$41,331
03/25	$33,471	$29,493	$37,849
04/25	$34,219	$29,318	$38,520
05/25	$36,945	$31,190	$41,928
06/25	$39,350	$32,769	$44,601
07/25	$40,842	$33,497	$46,285
08/25	$41,240	$34,202	$46,803
09/25	$42,819	$35,388	$49,289
10/25	$44,695	$36,152	$51,079
11/25	$44,257	$36,240	$50,154
12/25	$43,758	$36,242	$49,843
01/26	$43,225	$36,741	$49,089
02/26	$41,472	$36,544	$47,441
03/26	$39,593	$34,727	$44,970
04/26	$44,613	$38,236	$50,319
05/26	$48,355	$40,187	$53,943
06/26	$46,666	$39,981	$52,498
07/26	$45,252	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.80	10.61	16.30
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Columbia Cornerstone Growth Fund | Institutional 3 Class | ASR174-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Institutional 3 Class | ASR174-17_(09/26) |

Columbia Cornerstone Growth Fund

Class R | CGWRX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$127	1.21%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Columbia Cornerstone Growth Fund | Class R | ASR174-12_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Growth Fund Class R ($42,664)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,967	$10,013	$9,950
09/16	$10,068	$10,021	$9,987
10/16	$9,771	$9,826	$9,752
11/16	$9,905	$10,213	$9,964
12/16	$9,932	$10,405	$10,088
01/17	$10,335	$10,614	$10,428
02/17	$10,721	$11,025	$10,861
03/17	$10,869	$11,032	$10,986
04/17	$11,170	$11,149	$11,238
05/17	$11,574	$11,291	$11,530
06/17	$11,592	$11,370	$11,500
07/17	$11,929	$11,595	$11,805
08/17	$12,119	$11,631	$12,022
09/17	$12,134	$11,879	$12,178
10/17	$12,442	$12,151	$12,650
11/17	$12,646	$12,522	$13,034
12/17	$12,647	$12,662	$13,135
01/18	$13,613	$13,357	$14,066
02/18	$13,234	$12,866	$13,697
03/18	$12,977	$12,574	$13,321
04/18	$12,936	$12,617	$13,368
05/18	$13,523	$12,939	$13,954
06/18	$13,555	$13,023	$14,088
07/18	$13,953	$13,472	$14,502
08/18	$14,578	$13,936	$15,295
09/18	$14,687	$13,989	$15,380
10/18	$13,179	$12,999	$14,005
11/18	$13,346	$13,264	$14,154
12/18	$12,089	$12,056	$12,937
01/19	$13,271	$13,066	$14,099
02/19	$13,761	$13,509	$14,604
03/19	$14,075	$13,744	$15,020
04/19	$14,719	$14,299	$15,698
05/19	$13,698	$13,388	$14,707
06/19	$14,747	$14,327	$15,717
07/19	$15,009	$14,550	$16,071
08/19	$14,687	$14,283	$15,948
09/19	$14,729	$14,531	$15,950
10/19	$15,166	$14,839	$16,400
11/19	$15,887	$15,400	$17,128
12/19	$16,378	$15,845	$17,644
01/20	$16,751	$15,862	$18,039
02/20	$15,590	$14,565	$16,810
03/20	$14,249	$12,641	$15,157
04/20	$16,245	$14,311	$17,399
05/20	$17,288	$15,066	$18,567
06/20	$17,993	$15,399	$19,376
07/20	$19,082	$16,301	$20,867
08/20	$20,582	$17,497	$23,020
09/20	$19,630	$16,858	$21,937
10/20	$19,196	$16,451	$21,192
11/20	$21,153	$18,389	$23,362
12/20	$21,900	$19,166	$24,436
01/21	$21,831	$19,008	$24,255
02/21	$22,293	$19,559	$24,250
03/21	$22,801	$20,299	$24,666
04/21	$24,388	$21,392	$26,345
05/21	$24,108	$21,494	$25,980
06/21	$25,711	$22,032	$27,610
07/21	$26,509	$22,490	$28,520
08/21	$27,488	$23,141	$29,586
09/21	$25,720	$22,078	$27,929
10/21	$27,626	$23,610	$30,348
11/21	$27,621	$23,293	$30,534
12/21	$28,122	$24,236	$31,180
01/22	$25,821	$22,870	$28,504
02/22	$24,428	$22,242	$27,293
03/22	$25,295	$22,993	$28,361
04/22	$22,291	$20,943	$24,936
05/22	$21,573	$20,912	$24,356
06/22	$19,694	$19,160	$22,427
07/22	$21,855	$20,945	$25,118
08/22	$20,697	$20,141	$23,948
09/22	$18,634	$18,277	$21,620
10/22	$19,722	$19,743	$22,884
11/22	$20,476	$20,811	$23,927
12/22	$19,023	$19,601	$22,095
01/23	$20,551	$20,915	$23,936
02/23	$20,054	$20,417	$23,652
03/23	$21,587	$21,063	$25,269
04/23	$21,911	$21,324	$25,518
05/23	$23,247	$21,423	$26,681
06/23	$24,874	$22,870	$28,506
07/23	$25,525	$23,657	$29,466
08/23	$25,253	$23,243	$29,202
09/23	$23,758	$22,151	$27,614
10/23	$23,697	$21,615	$27,220
11/23	$26,261	$23,634	$30,188
12/23	$27,237	$24,801	$31,524
01/24	$28,153	$25,147	$32,311
02/24	$29,815	$26,505	$34,515
03/24	$30,241	$27,354	$35,123
04/24	$29,089	$26,190	$33,633
05/24	$31,064	$27,423	$35,647
06/24	$33,162	$28,331	$38,050
07/24	$32,378	$28,743	$37,403
08/24	$33,167	$29,425	$38,182
09/24	$33,848	$30,054	$39,264
10/24	$33,554	$29,844	$39,134
11/24	$35,642	$31,765	$41,672
12/24	$35,734	$30,880	$42,040
01/25	$36,459	$31,863	$42,871
02/25	$35,299	$31,305	$41,331
03/25	$31,792	$29,493	$37,849
04/25	$32,491	$29,318	$38,520
05/25	$35,060	$31,190	$41,928
06/25	$37,324	$32,769	$44,601
07/25	$38,722	$33,497	$46,285
08/25	$39,080	$34,202	$46,803
09/25	$40,556	$35,388	$49,289
10/25	$42,317	$36,152	$51,079
11/25	$41,887	$36,240	$50,154
12/25	$41,385	$36,242	$49,843
01/26	$40,865	$36,741	$49,089
02/26	$39,196	$36,544	$47,441
03/26	$37,397	$34,727	$44,970
04/26	$42,121	$38,236	$50,319
05/26	$45,628	$40,187	$53,943
06/26	$44,016	$39,981	$52,498
07/26	$42,664	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.18	9.98	15.61
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Columbia Cornerstone Growth Fund | Class R | ASR174-12_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class R | ASR174-12_(09/26) |

Columbia Cornerstone Growth Fund

Class S | GEGDX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$75	0.71%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Columbia Cornerstone Growth Fund | Class S | ASR174-16_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Growth Fund Class S ($44,859)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,974	$10,013	$9,950
09/16	$10,077	$10,021	$9,987
10/16	$9,786	$9,826	$9,752
11/16	$9,923	$10,213	$9,964
12/16	$9,953	$10,405	$10,088
01/17	$10,363	$10,614	$10,428
02/17	$10,753	$11,025	$10,861
03/17	$10,907	$11,032	$10,986
04/17	$11,212	$11,149	$11,238
05/17	$11,622	$11,291	$11,530
06/17	$11,646	$11,370	$11,500
07/17	$11,992	$11,595	$11,805
08/17	$12,187	$11,631	$12,022
09/17	$12,207	$11,879	$12,178
10/17	$12,521	$12,151	$12,650
11/17	$12,733	$12,522	$13,034
12/17	$12,737	$12,662	$13,135
01/18	$13,718	$13,357	$14,066
02/18	$13,341	$12,866	$13,697
03/18	$13,087	$12,574	$13,321
04/18	$13,050	$12,617	$13,368
05/18	$13,650	$12,939	$13,954
06/18	$13,687	$13,023	$14,088
07/18	$14,095	$13,472	$14,502
08/18	$14,733	$13,936	$15,295
09/18	$14,847	$13,989	$15,380
10/18	$13,331	$12,999	$14,005
11/18	$13,505	$13,264	$14,154
12/18	$12,240	$12,056	$12,937
01/19	$13,442	$13,066	$14,099
02/19	$13,942	$13,509	$14,604
03/19	$14,268	$13,744	$15,020
04/19	$14,926	$14,299	$15,698
05/19	$13,895	$13,388	$14,707
06/19	$14,967	$14,327	$15,717
07/19	$15,239	$14,550	$16,071
08/19	$14,916	$14,283	$15,948
09/19	$14,967	$14,531	$15,950
10/19	$15,416	$14,839	$16,400
11/19	$16,159	$15,400	$17,128
12/19	$16,664	$15,845	$17,644
01/20	$17,050	$15,862	$18,039
02/20	$15,875	$14,565	$16,810
03/20	$14,518	$12,641	$15,157
04/20	$16,555	$14,311	$17,399
05/20	$17,625	$15,066	$18,567
06/20	$18,353	$15,399	$19,376
07/20	$19,473	$16,301	$20,867
08/20	$21,012	$17,497	$23,020
09/20	$20,048	$16,858	$21,937
10/20	$19,612	$16,451	$21,192
11/20	$21,620	$18,389	$23,362
12/20	$22,395	$19,166	$24,436
01/21	$22,330	$19,008	$24,255
02/21	$22,813	$19,559	$24,250
03/21	$23,346	$20,299	$24,666
04/21	$24,981	$21,392	$26,345
05/21	$24,703	$21,494	$25,980
06/21	$26,358	$22,032	$27,610
07/21	$27,186	$22,490	$28,520
08/21	$28,198	$23,141	$29,586
09/21	$26,399	$22,078	$27,929
10/21	$28,366	$23,610	$30,348
11/21	$28,374	$23,293	$30,534
12/21	$28,901	$24,236	$31,180
01/22	$26,544	$22,870	$28,504
02/22	$25,125	$22,242	$27,293
03/22	$26,028	$22,993	$28,361
04/22	$22,946	$20,943	$24,936
05/22	$22,216	$20,912	$24,356
06/22	$20,290	$19,160	$22,427
07/22	$22,523	$20,945	$25,118
08/22	$21,344	$20,141	$23,948
09/22	$19,223	$18,277	$21,620
10/22	$20,353	$19,743	$22,884
11/22	$21,140	$20,811	$23,927
12/22	$19,650	$19,601	$22,095
01/23	$21,233	$20,915	$23,936
02/23	$20,726	$20,417	$23,652
03/23	$22,323	$21,063	$25,269
04/23	$22,670	$21,324	$25,518
05/23	$24,057	$21,423	$26,681
06/23	$25,752	$22,870	$28,506
07/23	$26,441	$23,657	$29,466
08/23	$26,166	$23,243	$29,202
09/23	$24,631	$22,151	$27,614
10/23	$24,578	$21,615	$27,220
11/23	$27,246	$23,634	$30,188
12/23	$28,270	$24,801	$31,524
01/24	$29,233	$25,147	$32,311
02/24	$30,975	$26,505	$34,515
03/24	$31,424	$27,354	$35,123
04/24	$30,243	$26,190	$33,633
05/24	$32,314	$27,423	$35,647
06/24	$34,505	$28,331	$38,050
07/24	$33,708	$28,743	$37,403
08/24	$34,537	$29,425	$38,182
09/24	$35,265	$30,054	$39,264
10/24	$34,973	$29,844	$39,134
11/24	$37,164	$31,765	$41,672
12/24	$37,279	$30,880	$42,040
01/25	$38,048	$31,863	$42,871
02/25	$36,850	$31,305	$41,331
03/25	$33,208	$29,493	$37,849
04/25	$33,948	$29,318	$38,520
05/25	$36,651	$31,190	$41,928
06/25	$39,032	$32,769	$44,601
07/25	$40,512	$33,497	$46,285
08/25	$40,901	$34,202	$46,803
09/25	$42,465	$35,388	$49,289
10/25	$44,325	$36,152	$51,079
11/25	$43,891	$36,240	$50,154
12/25	$43,393	$36,242	$49,843
01/26	$42,859	$36,741	$49,089
02/26	$41,123	$36,544	$47,441
03/26	$39,255	$34,727	$44,970
04/26	$44,229	$38,236	$50,319
05/26	$47,939	$40,187	$53,943
06/26	$46,261	$39,981	$52,498
07/26	$44,859	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	10.73	10.54	16.19
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Columbia Cornerstone Growth Fund | Class S | ASR174-16_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Growth Fund | Class S | ASR174-16_(09/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Class A | COEAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$84	0.82%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Columbia Oregon Intermediate Municipal Bond Fund | Class A | ASR207-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Class A (including sales charges) ($10,964)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$9,697	$10,000	$10,000
08/16	$9,710	$10,013	$10,006
09/16	$9,661	$9,964	$9,968
10/16	$9,590	$9,859	$9,877
11/16	$9,283	$9,491	$9,526
12/16	$9,366	$9,603	$9,628
01/17	$9,402	$9,666	$9,700
02/17	$9,451	$9,733	$9,768
03/17	$9,464	$9,754	$9,787
04/17	$9,522	$9,825	$9,863
05/17	$9,643	$9,981	$10,006
06/17	$9,608	$9,945	$9,964
07/17	$9,660	$10,026	$10,043
08/17	$9,719	$10,102	$10,115
09/17	$9,677	$10,051	$10,064
10/17	$9,674	$10,075	$10,080
11/17	$9,623	$10,021	$9,993
12/17	$9,691	$10,126	$10,086
01/18	$9,602	$10,007	$9,984
02/18	$9,565	$9,977	$9,953
03/18	$9,586	$10,014	$9,978
04/18	$9,551	$9,978	$9,950
05/18	$9,635	$10,092	$10,050
06/18	$9,639	$10,101	$10,066
07/18	$9,660	$10,125	$10,099
08/18	$9,665	$10,151	$10,119
09/18	$9,614	$10,086	$10,059
10/18	$9,555	$10,023	$10,013
11/18	$9,659	$10,134	$10,122
12/18	$9,761	$10,256	$10,241
01/19	$9,839	$10,333	$10,333
02/19	$9,881	$10,389	$10,386
03/19	$9,983	$10,553	$10,515
04/19	$10,003	$10,592	$10,538
05/19	$10,121	$10,738	$10,674
06/19	$10,165	$10,778	$10,720
07/19	$10,234	$10,865	$10,809
08/19	$10,360	$11,036	$10,945
09/19	$10,289	$10,948	$10,850
10/19	$10,302	$10,968	$10,878
11/19	$10,304	$10,995	$10,904
12/19	$10,337	$11,029	$10,940
01/20	$10,480	$11,227	$11,120
02/20	$10,580	$11,371	$11,234
03/20	$10,351	$10,959	$10,879
04/20	$10,269	$10,821	$10,791
05/20	$10,554	$11,166	$11,118
06/20	$10,579	$11,258	$11,188
07/20	$10,696	$11,447	$11,358
08/20	$10,654	$11,393	$11,316
09/20	$10,653	$11,396	$11,326
10/20	$10,620	$11,362	$11,295
11/20	$10,720	$11,533	$11,432
12/20	$10,756	$11,603	$11,491
01/21	$10,781	$11,677	$11,550
02/21	$10,627	$11,492	$11,389
03/21	$10,668	$11,563	$11,448
04/21	$10,735	$11,660	$11,527
05/21	$10,761	$11,694	$11,545
06/21	$10,776	$11,727	$11,561
07/21	$10,844	$11,824	$11,653
08/21	$10,825	$11,780	$11,627
09/21	$10,746	$11,695	$11,550
10/21	$10,727	$11,661	$11,513
11/21	$10,777	$11,760	$11,580
12/21	$10,793	$11,779	$11,598
01/22	$10,543	$11,457	$11,294
02/22	$10,496	$11,416	$11,257
03/22	$10,235	$11,046	$10,936
04/22	$10,026	$10,740	$10,687
05/22	$10,128	$10,900	$10,845
06/22	$10,022	$10,721	$10,744
07/22	$10,211	$11,005	$11,003
08/22	$10,027	$10,763	$10,803
09/22	$9,747	$10,350	$10,451
10/22	$9,720	$10,264	$10,405
11/22	$10,050	$10,744	$10,797
12/22	$10,067	$10,775	$10,854
01/23	$10,285	$11,085	$11,114
02/23	$10,080	$10,834	$10,893
03/23	$10,256	$11,074	$11,114
04/23	$10,219	$11,049	$11,084
05/23	$10,122	$10,953	$10,977
06/23	$10,201	$11,063	$11,063
07/23	$10,219	$11,107	$11,109
08/23	$10,131	$10,947	$10,984
09/23	$9,935	$10,626	$10,717
10/23	$9,874	$10,536	$10,665
11/23	$10,274	$11,204	$11,217
12/23	$10,453	$11,465	$11,444
01/24	$10,437	$11,406	$11,396
02/24	$10,435	$11,421	$11,407
03/24	$10,418	$11,421	$11,406
04/24	$10,337	$11,279	$11,278
05/24	$10,293	$11,246	$11,202
06/24	$10,410	$11,418	$11,355
07/24	$10,484	$11,523	$11,458
08/24	$10,548	$11,613	$11,562
09/24	$10,621	$11,728	$11,661
10/24	$10,504	$11,557	$11,503
11/24	$10,613	$11,757	$11,652
12/24	$10,523	$11,586	$11,526
01/25	$10,571	$11,644	$11,606
02/25	$10,661	$11,759	$11,725
03/25	$10,525	$11,560	$11,564
04/25	$10,480	$11,467	$11,488
05/25	$10,510	$11,474	$11,554
06/25	$10,576	$11,546	$11,644
07/25	$10,570	$11,522	$11,671
08/25	$10,645	$11,622	$11,773
09/25	$10,795	$11,892	$11,960
10/25	$10,900	$12,039	$12,072
11/25	$10,929	$12,067	$12,104
12/25	$10,959	$12,078	$12,137
01/26	$11,046	$12,191	$12,270
02/26	$11,138	$12,343	$12,399
03/26	$10,944	$12,056	$12,096
04/26	$11,030	$12,194	$12,199
05/26	$11,051	$12,240	$12,230
06/26	$11,111	$12,358	$12,306
07/26	$10,964	$12,129	$12,108
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	3.74	0.22	1.24
Class A (including sales charges)	0.65	(0.38)	0.93
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Columbia Oregon Intermediate Municipal Bond Fund | Class A | ASR207-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Class A | ASR207-01_(09/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Institutional Class | CMBFX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$58	0.57%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Columbia Oregon Intermediate Municipal Bond Fund | Institutional Class | ASR207-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Institutional Class ($11,593)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$10,000	$10,000	$10,000
08/16	$10,015	$10,013	$10,006
09/16	$9,967	$9,964	$9,968
10/16	$9,896	$9,859	$9,877
11/16	$9,588	$9,491	$9,526
12/16	$9,668	$9,603	$9,628
01/17	$9,707	$9,666	$9,700
02/17	$9,760	$9,733	$9,768
03/17	$9,776	$9,754	$9,787
04/17	$9,838	$9,825	$9,863
05/17	$9,957	$9,981	$10,006
06/17	$9,931	$9,945	$9,964
07/17	$9,986	$10,026	$10,043
08/17	$10,050	$10,102	$10,115
09/17	$10,008	$10,051	$10,064
10/17	$10,007	$10,075	$10,080
11/17	$9,957	$10,021	$9,993
12/17	$10,029	$10,126	$10,086
01/18	$9,939	$10,007	$9,984
02/18	$9,903	$9,977	$9,953
03/18	$9,926	$10,014	$9,978
04/18	$9,892	$9,978	$9,950
05/18	$9,982	$10,092	$10,050
06/18	$9,988	$10,101	$10,066
07/18	$10,012	$10,125	$10,099
08/18	$10,019	$10,151	$10,119
09/18	$9,968	$10,086	$10,059
10/18	$9,909	$10,023	$10,013
11/18	$10,019	$10,134	$10,122
12/18	$10,127	$10,256	$10,241
01/19	$10,209	$10,333	$10,333
02/19	$10,256	$10,389	$10,386
03/19	$10,364	$10,553	$10,515
04/19	$10,387	$10,592	$10,538
05/19	$10,511	$10,738	$10,674
06/19	$10,559	$10,778	$10,720
07/19	$10,633	$10,865	$10,809
08/19	$10,766	$11,036	$10,945
09/19	$10,695	$10,948	$10,850
10/19	$10,710	$10,968	$10,878
11/19	$10,715	$10,995	$10,904
12/19	$10,751	$11,029	$10,940
01/20	$10,902	$11,227	$11,120
02/20	$11,008	$11,371	$11,234
03/20	$10,772	$10,959	$10,879
04/20	$10,689	$10,821	$10,791
05/20	$10,988	$11,166	$11,118
06/20	$11,016	$11,258	$11,188
07/20	$11,141	$11,447	$11,358
08/20	$11,099	$11,393	$11,316
09/20	$11,101	$11,396	$11,326
10/20	$11,068	$11,362	$11,295
11/20	$11,174	$11,533	$11,432
12/20	$11,215	$11,603	$11,491
01/21	$11,243	$11,677	$11,550
02/21	$11,084	$11,492	$11,389
03/21	$11,130	$11,563	$11,448
04/21	$11,202	$11,660	$11,527
05/21	$11,231	$11,694	$11,545
06/21	$11,250	$11,727	$11,561
07/21	$11,323	$11,824	$11,653
08/21	$11,306	$11,780	$11,627
09/21	$11,225	$11,695	$11,550
10/21	$11,208	$11,661	$11,513
11/21	$11,262	$11,760	$11,580
12/21	$11,282	$11,779	$11,598
01/22	$11,022	$11,457	$11,294
02/22	$10,975	$11,416	$11,257
03/22	$10,705	$11,046	$10,936
04/22	$10,488	$10,740	$10,687
05/22	$10,598	$10,900	$10,845
06/22	$10,489	$10,721	$10,744
07/22	$10,689	$11,005	$11,003
08/22	$10,498	$10,763	$10,803
09/22	$10,207	$10,350	$10,451
10/22	$10,181	$10,264	$10,405
11/22	$10,529	$10,744	$10,797
12/22	$10,549	$10,775	$10,854
01/23	$10,780	$11,085	$11,114
02/23	$10,567	$10,834	$10,893
03/23	$10,753	$11,074	$11,114
04/23	$10,717	$11,049	$11,084
05/23	$10,618	$10,953	$10,977
06/23	$10,703	$11,063	$11,063
07/23	$10,724	$11,107	$11,109
08/23	$10,634	$10,947	$10,984
09/23	$10,430	$10,626	$10,717
10/23	$10,368	$10,536	$10,665
11/23	$10,791	$11,204	$11,217
12/23	$10,981	$11,465	$11,444
01/24	$10,966	$11,406	$11,396
02/24	$10,967	$11,421	$11,407
03/24	$10,951	$11,421	$11,406
04/24	$10,868	$11,279	$11,278
05/24	$10,824	$11,246	$11,202
06/24	$10,950	$11,418	$11,355
07/24	$11,029	$11,523	$11,458
08/24	$11,099	$11,613	$11,562
09/24	$11,178	$11,728	$11,661
10/24	$11,057	$11,557	$11,503
11/24	$11,174	$11,757	$11,652
12/24	$11,082	$11,586	$11,526
01/25	$11,134	$11,644	$11,606
02/25	$11,232	$11,759	$11,725
03/25	$11,091	$11,560	$11,564
04/25	$11,046	$11,467	$11,488
05/25	$11,080	$11,474	$11,554
06/25	$11,152	$11,546	$11,644
07/25	$11,147	$11,522	$11,671
08/25	$11,220	$11,622	$11,773
09/25	$11,390	$11,892	$11,960
10/25	$11,502	$12,039	$12,072
11/25	$11,535	$12,067	$12,104
12/25	$11,570	$12,078	$12,137
01/26	$11,664	$12,191	$12,270
02/26	$11,763	$12,343	$12,399
03/26	$11,561	$12,056	$12,096
04/26	$11,654	$12,194	$12,199
05/26	$11,680	$12,240	$12,230
06/26	$11,745	$12,358	$12,306
07/26	$11,593	$12,129	$12,108
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.00	0.47	1.49
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Columbia Oregon Intermediate Municipal Bond Fund | Institutional Class | ASR207-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Institutional Class | ASR207-08_(09/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Institutional 2 Class | CODRX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$56	0.55%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 2 Class | ASR207-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class ($11,618)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$10,000	$10,000	$10,000
08/16	$10,008	$10,013	$10,006
09/16	$9,960	$9,964	$9,968
10/16	$9,889	$9,859	$9,877
11/16	$9,582	$9,491	$9,526
12/16	$9,670	$9,603	$9,628
01/17	$9,701	$9,666	$9,700
02/17	$9,762	$9,733	$9,768
03/17	$9,778	$9,754	$9,787
04/17	$9,841	$9,825	$9,863
05/17	$9,960	$9,981	$10,006
06/17	$9,927	$9,945	$9,964
07/17	$9,982	$10,026	$10,043
08/17	$10,046	$10,102	$10,115
09/17	$10,004	$10,051	$10,064
10/17	$10,012	$10,075	$10,080
11/17	$9,954	$10,021	$9,993
12/17	$10,026	$10,126	$10,086
01/18	$9,936	$10,007	$9,984
02/18	$9,900	$9,977	$9,953
03/18	$9,932	$10,014	$9,978
04/18	$9,890	$9,978	$9,950
05/18	$9,980	$10,092	$10,050
06/18	$9,987	$10,101	$10,066
07/18	$10,011	$10,125	$10,099
08/18	$10,018	$10,151	$10,119
09/18	$9,967	$10,086	$10,059
10/18	$9,917	$10,023	$10,013
11/18	$10,019	$10,134	$10,122
12/18	$10,127	$10,256	$10,241
01/19	$10,210	$10,333	$10,333
02/19	$10,257	$10,389	$10,386
03/19	$10,365	$10,553	$10,515
04/19	$10,388	$10,592	$10,538
05/19	$10,514	$10,738	$10,674
06/19	$10,562	$10,778	$10,720
07/19	$10,644	$10,865	$10,809
08/19	$10,770	$11,036	$10,945
09/19	$10,698	$10,948	$10,850
10/19	$10,713	$10,968	$10,878
11/19	$10,719	$10,995	$10,904
12/19	$10,755	$11,029	$10,940
01/20	$10,906	$11,227	$11,120
02/20	$11,013	$11,371	$11,234
03/20	$10,777	$10,959	$10,879
04/20	$10,694	$10,821	$10,791
05/20	$10,994	$11,166	$11,118
06/20	$11,022	$11,258	$11,188
07/20	$11,147	$11,447	$11,358
08/20	$11,106	$11,393	$11,316
09/20	$11,108	$11,396	$11,326
10/20	$11,076	$11,362	$11,295
11/20	$11,182	$11,533	$11,432
12/20	$11,223	$11,603	$11,491
01/21	$11,252	$11,677	$11,550
02/21	$11,093	$11,492	$11,389
03/21	$11,139	$11,563	$11,448
04/21	$11,212	$11,660	$11,527
05/21	$11,241	$11,694	$11,545
06/21	$11,260	$11,727	$11,561
07/21	$11,333	$11,824	$11,653
08/21	$11,317	$11,780	$11,627
09/21	$11,236	$11,695	$11,550
10/21	$11,219	$11,661	$11,513
11/21	$11,274	$11,760	$11,580
12/21	$11,294	$11,779	$11,598
01/22	$11,034	$11,457	$11,294
02/22	$10,987	$11,416	$11,257
03/22	$10,716	$11,046	$10,936
04/22	$10,499	$10,740	$10,687
05/22	$10,609	$10,900	$10,845
06/22	$10,500	$10,721	$10,744
07/22	$10,701	$11,005	$11,003
08/22	$10,511	$10,763	$10,803
09/22	$10,218	$10,350	$10,451
10/22	$10,193	$10,264	$10,405
11/22	$10,542	$10,744	$10,797
12/22	$10,563	$10,775	$10,854
01/23	$10,794	$11,085	$11,114
02/23	$10,581	$10,834	$10,893
03/23	$10,768	$11,074	$11,114
04/23	$10,732	$11,049	$11,084
05/23	$10,632	$10,953	$10,977
06/23	$10,718	$11,063	$11,063
07/23	$10,739	$11,107	$11,109
08/23	$10,649	$10,947	$10,984
09/23	$10,445	$10,626	$10,717
10/23	$10,382	$10,536	$10,665
11/23	$10,807	$11,204	$11,217
12/23	$10,998	$11,465	$11,444
01/24	$10,983	$11,406	$11,396
02/24	$10,984	$11,421	$11,407
03/24	$10,968	$11,421	$11,406
04/24	$10,885	$11,279	$11,278
05/24	$10,841	$11,246	$11,202
06/24	$10,967	$11,418	$11,355
07/24	$11,047	$11,523	$11,458
08/24	$11,118	$11,613	$11,562
09/24	$11,197	$11,728	$11,661
10/24	$11,076	$11,557	$11,503
11/24	$11,194	$11,757	$11,652
12/24	$11,102	$11,586	$11,526
01/25	$11,155	$11,644	$11,606
02/25	$11,253	$11,759	$11,725
03/25	$11,112	$11,560	$11,564
04/25	$11,067	$11,467	$11,488
05/25	$11,101	$11,474	$11,554
06/25	$11,173	$11,546	$11,644
07/25	$11,169	$11,522	$11,671
08/25	$11,252	$11,622	$11,773
09/25	$11,413	$11,892	$11,960
10/25	$11,526	$12,039	$12,072
11/25	$11,559	$12,067	$12,104
12/25	$11,594	$12,078	$12,137
01/26	$11,689	$12,191	$12,270
02/26	$11,789	$12,343	$12,399
03/26	$11,586	$12,056	$12,096
04/26	$11,680	$12,194	$12,199
05/26	$11,705	$12,240	$12,230
06/26	$11,771	$12,358	$12,306
07/26	$11,618	$12,129	$12,108
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.02	0.50	1.51
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 2 Class | ASR207-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 2 Class | ASR207-15_(09/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Institutional 3 Class | CORYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$51	0.50%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 3 Class | ASR207-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class ($11,669)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$10,000	$10,000	$10,000
08/16	$10,015	$10,013	$10,006
09/16	$9,967	$9,964	$9,968
10/16	$9,896	$9,859	$9,877
11/16	$9,588	$9,491	$9,526
12/16	$9,668	$9,603	$9,628
01/17	$9,707	$9,666	$9,700
02/17	$9,760	$9,733	$9,768
03/17	$9,775	$9,754	$9,787
04/17	$9,838	$9,825	$9,863
05/17	$9,958	$9,981	$10,006
06/17	$9,925	$9,945	$9,964
07/17	$9,988	$10,026	$10,043
08/17	$10,053	$10,102	$10,115
09/17	$10,003	$10,051	$10,064
10/17	$10,011	$10,075	$10,080
11/17	$9,954	$10,021	$9,993
12/17	$10,034	$10,126	$10,086
01/18	$9,937	$10,007	$9,984
02/18	$9,910	$9,977	$9,953
03/18	$9,934	$10,014	$9,978
04/18	$9,901	$9,978	$9,950
05/18	$9,991	$10,092	$10,050
06/18	$9,990	$10,101	$10,066
07/18	$10,014	$10,125	$10,099
08/18	$10,031	$10,151	$10,119
09/18	$9,972	$10,086	$10,059
10/18	$9,922	$10,023	$10,013
11/18	$10,024	$10,134	$10,122
12/18	$10,133	$10,256	$10,241
01/19	$10,216	$10,333	$10,333
02/19	$10,272	$10,389	$10,386
03/19	$10,380	$10,553	$10,515
04/19	$10,404	$10,592	$10,538
05/19	$10,530	$10,738	$10,674
06/19	$10,570	$10,778	$10,720
07/19	$10,653	$10,865	$10,809
08/19	$10,787	$11,036	$10,945
09/19	$10,716	$10,948	$10,850
10/19	$10,732	$10,968	$10,878
11/19	$10,738	$10,995	$10,904
12/19	$10,774	$11,029	$10,940
01/20	$10,926	$11,227	$11,120
02/20	$11,033	$11,371	$11,234
03/20	$10,798	$10,959	$10,879
04/20	$10,707	$10,821	$10,791
05/20	$11,007	$11,166	$11,118
06/20	$11,045	$11,258	$11,188
07/20	$11,170	$11,447	$11,358
08/20	$11,129	$11,393	$11,316
09/20	$11,131	$11,396	$11,326
10/20	$11,100	$11,362	$11,295
11/20	$11,207	$11,533	$11,432
12/20	$11,248	$11,603	$11,491
01/21	$11,277	$11,677	$11,550
02/21	$11,119	$11,492	$11,389
03/21	$11,166	$11,563	$11,448
04/21	$11,239	$11,660	$11,527
05/21	$11,268	$11,694	$11,545
06/21	$11,288	$11,727	$11,561
07/21	$11,362	$11,824	$11,653
08/21	$11,337	$11,780	$11,627
09/21	$11,257	$11,695	$11,550
10/21	$11,241	$11,661	$11,513
11/21	$11,305	$11,760	$11,580
12/21	$11,316	$11,779	$11,598
01/22	$11,057	$11,457	$11,294
02/22	$11,019	$11,416	$11,257
03/22	$10,740	$11,046	$10,936
04/22	$10,523	$10,740	$10,687
05/22	$10,643	$10,900	$10,845
06/22	$10,525	$10,721	$10,744
07/22	$10,736	$11,005	$11,003
08/22	$10,537	$10,763	$10,803
09/22	$10,245	$10,350	$10,451
10/22	$10,220	$10,264	$10,405
11/22	$10,570	$10,744	$10,797
12/22	$10,600	$10,775	$10,854
01/23	$10,823	$11,085	$11,114
02/23	$10,610	$10,834	$10,893
03/23	$10,806	$11,074	$11,114
04/23	$10,762	$11,049	$11,084
05/23	$10,672	$10,953	$10,977
06/23	$10,749	$11,063	$11,063
07/23	$10,771	$11,107	$11,109
08/23	$10,690	$10,947	$10,984
09/23	$10,478	$10,626	$10,717
10/23	$10,415	$10,536	$10,665
11/23	$10,850	$11,204	$11,217
12/23	$11,042	$11,465	$11,444
01/24	$11,027	$11,406	$11,396
02/24	$11,029	$11,421	$11,407
03/24	$11,013	$11,421	$11,406
04/24	$10,921	$11,279	$11,278
05/24	$10,878	$11,246	$11,202
06/24	$11,005	$11,418	$11,355
07/24	$11,095	$11,523	$11,458
08/24	$11,166	$11,613	$11,562
09/24	$11,246	$11,728	$11,661
10/24	$11,125	$11,557	$11,503
11/24	$11,244	$11,757	$11,652
12/24	$11,152	$11,586	$11,526
01/25	$11,206	$11,644	$11,606
02/25	$11,304	$11,759	$11,725
03/25	$11,164	$11,560	$11,564
04/25	$11,119	$11,467	$11,488
05/25	$11,154	$11,474	$11,554
06/25	$11,227	$11,546	$11,644
07/25	$11,223	$11,522	$11,671
08/25	$11,296	$11,622	$11,773
09/25	$11,468	$11,892	$11,960
10/25	$11,572	$12,039	$12,072
11/25	$11,616	$12,067	$12,104
12/25	$11,651	$12,078	$12,137
01/26	$11,747	$12,191	$12,270
02/26	$11,847	$12,343	$12,399
03/26	$11,644	$12,056	$12,096
04/26	$11,739	$12,194	$12,199
05/26	$11,765	$12,240	$12,230
06/26	$11,832	$12,358	$12,306
07/26	$11,669	$12,129	$12,108
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	3.98	0.54	1.56
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 3 Class | ASR207-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Institutional 3 Class | ASR207-17_(09/26) |

Columbia Oregon Intermediate Municipal Bond Fund

Class S | CMBCX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$58	0.57%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Columbia Oregon Intermediate Municipal Bond Fund | Class S | ASR207-16_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Class S ($11,592)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$10,000	$10,000	$10,000
08/16	$10,015	$10,013	$10,006
09/16	$9,967	$9,964	$9,968
10/16	$9,896	$9,859	$9,877
11/16	$9,588	$9,491	$9,526
12/16	$9,668	$9,603	$9,628
01/17	$9,707	$9,666	$9,700
02/17	$9,760	$9,733	$9,768
03/17	$9,776	$9,754	$9,787
04/17	$9,838	$9,825	$9,863
05/17	$9,957	$9,981	$10,006
06/17	$9,931	$9,945	$9,964
07/17	$9,986	$10,026	$10,043
08/17	$10,050	$10,102	$10,115
09/17	$10,008	$10,051	$10,064
10/17	$10,007	$10,075	$10,080
11/17	$9,957	$10,021	$9,993
12/17	$10,029	$10,126	$10,086
01/18	$9,939	$10,007	$9,984
02/18	$9,903	$9,977	$9,953
03/18	$9,926	$10,014	$9,978
04/18	$9,892	$9,978	$9,950
05/18	$9,982	$10,092	$10,050
06/18	$9,988	$10,101	$10,066
07/18	$10,012	$10,125	$10,099
08/18	$10,019	$10,151	$10,119
09/18	$9,968	$10,086	$10,059
10/18	$9,909	$10,023	$10,013
11/18	$10,019	$10,134	$10,122
12/18	$10,127	$10,256	$10,241
01/19	$10,209	$10,333	$10,333
02/19	$10,256	$10,389	$10,386
03/19	$10,364	$10,553	$10,515
04/19	$10,387	$10,592	$10,538
05/19	$10,511	$10,738	$10,674
06/19	$10,559	$10,778	$10,720
07/19	$10,633	$10,865	$10,809
08/19	$10,766	$11,036	$10,945
09/19	$10,695	$10,948	$10,850
10/19	$10,710	$10,968	$10,878
11/19	$10,715	$10,995	$10,904
12/19	$10,751	$11,029	$10,940
01/20	$10,902	$11,227	$11,120
02/20	$11,008	$11,371	$11,234
03/20	$10,772	$10,959	$10,879
04/20	$10,689	$10,821	$10,791
05/20	$10,988	$11,166	$11,118
06/20	$11,016	$11,258	$11,188
07/20	$11,141	$11,447	$11,358
08/20	$11,099	$11,393	$11,316
09/20	$11,101	$11,396	$11,326
10/20	$11,068	$11,362	$11,295
11/20	$11,174	$11,533	$11,432
12/20	$11,215	$11,603	$11,491
01/21	$11,243	$11,677	$11,550
02/21	$11,084	$11,492	$11,389
03/21	$11,130	$11,563	$11,448
04/21	$11,202	$11,660	$11,527
05/21	$11,231	$11,694	$11,545
06/21	$11,250	$11,727	$11,561
07/21	$11,323	$11,824	$11,653
08/21	$11,306	$11,780	$11,627
09/21	$11,225	$11,695	$11,550
10/21	$11,208	$11,661	$11,513
11/21	$11,262	$11,760	$11,580
12/21	$11,282	$11,779	$11,598
01/22	$11,022	$11,457	$11,294
02/22	$10,975	$11,416	$11,257
03/22	$10,705	$11,046	$10,936
04/22	$10,488	$10,740	$10,687
05/22	$10,598	$10,900	$10,845
06/22	$10,489	$10,721	$10,744
07/22	$10,689	$11,005	$11,003
08/22	$10,498	$10,763	$10,803
09/22	$10,207	$10,350	$10,451
10/22	$10,181	$10,264	$10,405
11/22	$10,529	$10,744	$10,797
12/22	$10,549	$10,775	$10,854
01/23	$10,780	$11,085	$11,114
02/23	$10,567	$10,834	$10,893
03/23	$10,753	$11,074	$11,114
04/23	$10,717	$11,049	$11,084
05/23	$10,618	$10,953	$10,977
06/23	$10,703	$11,063	$11,063
07/23	$10,724	$11,107	$11,109
08/23	$10,634	$10,947	$10,984
09/23	$10,430	$10,626	$10,717
10/23	$10,368	$10,536	$10,665
11/23	$10,791	$11,204	$11,217
12/23	$10,981	$11,465	$11,444
01/24	$10,966	$11,406	$11,396
02/24	$10,967	$11,421	$11,407
03/24	$10,951	$11,421	$11,406
04/24	$10,868	$11,279	$11,278
05/24	$10,824	$11,246	$11,202
06/24	$10,950	$11,418	$11,355
07/24	$11,029	$11,523	$11,458
08/24	$11,099	$11,613	$11,562
09/24	$11,178	$11,728	$11,661
10/24	$11,057	$11,557	$11,503
11/24	$11,174	$11,757	$11,652
12/24	$11,082	$11,586	$11,526
01/25	$11,134	$11,644	$11,606
02/25	$11,232	$11,759	$11,725
03/25	$11,091	$11,560	$11,564
04/25	$11,046	$11,467	$11,488
05/25	$11,080	$11,474	$11,554
06/25	$11,151	$11,546	$11,644
07/25	$11,147	$11,522	$11,671
08/25	$11,220	$11,622	$11,773
09/25	$11,390	$11,892	$11,960
10/25	$11,502	$12,039	$12,072
11/25	$11,535	$12,067	$12,104
12/25	$11,570	$12,078	$12,137
01/26	$11,664	$12,191	$12,270
02/26	$11,763	$12,343	$12,399
03/26	$11,561	$12,056	$12,096
04/26	$11,654	$12,194	$12,199
05/26	$11,679	$12,240	$12,230
06/26	$11,745	$12,358	$12,306
07/26	$11,592	$12,129	$12,108
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.00	0.47	1.49
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Columbia Oregon Intermediate Municipal Bond Fund | Class S | ASR207-16_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | Class S | ASR207-16_(09/26) |

Columbia Total Return Municipal Income Fund

Class A | COLTX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Columbia Total Return Municipal Income Fund | Class A | ASR233-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Municipal Income Fund Class A (including sales charges) ($11,390)	Bloomberg Municipal Bond Index ($12,129)
07/16	$9,700	$10,000
08/16	$9,732	$10,013
09/16	$9,695	$9,964
10/16	$9,589	$9,859
11/16	$9,194	$9,491
12/16	$9,254	$9,603
01/17	$9,294	$9,666
02/17	$9,372	$9,733
03/17	$9,391	$9,754
04/17	$9,448	$9,825
05/17	$9,594	$9,981
06/17	$9,558	$9,945
07/17	$9,633	$10,026
08/17	$9,721	$10,102
09/17	$9,694	$10,051
10/17	$9,718	$10,075
11/17	$9,719	$10,021
12/17	$9,822	$10,126
01/18	$9,732	$10,007
02/18	$9,688	$9,977
03/18	$9,730	$10,014
04/18	$9,701	$9,978
05/18	$9,808	$10,092
06/18	$9,817	$10,101
07/18	$9,833	$10,125
08/18	$9,858	$10,151
09/18	$9,792	$10,086
10/18	$9,709	$10,023
11/18	$9,772	$10,134
12/18	$9,876	$10,256
01/19	$9,927	$10,333
02/19	$9,983	$10,389
03/19	$10,171	$10,553
04/19	$10,222	$10,592
05/19	$10,380	$10,738
06/19	$10,407	$10,778
07/19	$10,474	$10,865
08/19	$10,673	$11,036
09/19	$10,601	$10,948
10/19	$10,607	$10,968
11/19	$10,620	$10,995
12/19	$10,651	$11,029
01/20	$10,853	$11,227
02/20	$11,068	$11,371
03/20	$10,380	$10,959
04/20	$10,043	$10,821
05/20	$10,346	$11,166
06/20	$10,554	$11,258
07/20	$10,763	$11,447
08/20	$10,733	$11,393
09/20	$10,727	$11,396
10/20	$10,704	$11,362
11/20	$10,906	$11,533
12/20	$11,009	$11,603
01/21	$11,107	$11,677
02/21	$10,944	$11,492
03/21	$11,027	$11,563
04/21	$11,149	$11,660
05/21	$11,224	$11,694
06/21	$11,281	$11,727
07/21	$11,381	$11,824
08/21	$11,323	$11,780
09/21	$11,224	$11,695
10/21	$11,208	$11,661
11/21	$11,323	$11,760
12/21	$11,340	$11,779
01/22	$11,022	$11,457
02/22	$10,927	$11,416
03/22	$10,575	$11,046
04/22	$10,215	$10,740
05/22	$10,301	$10,900
06/22	$10,022	$10,721
07/22	$10,339	$11,005
08/22	$10,069	$10,763
09/22	$9,584	$10,350
10/22	$9,415	$10,264
11/22	$9,993	$10,744
12/22	$9,938	$10,775
01/23	$10,297	$11,085
02/23	$10,020	$10,834
03/23	$10,206	$11,074
04/23	$10,226	$11,049
05/23	$10,160	$10,953
06/23	$10,259	$11,063
07/23	$10,300	$11,107
08/23	$10,136	$10,947
09/23	$9,759	$10,626
10/23	$9,542	$10,536
11/23	$10,327	$11,204
12/23	$10,625	$11,465
01/24	$10,640	$11,406
02/24	$10,652	$11,421
03/24	$10,675	$11,421
04/24	$10,535	$11,279
05/24	$10,552	$11,246
06/24	$10,796	$11,418
07/24	$10,898	$11,523
08/24	$10,985	$11,613
09/24	$11,155	$11,728
10/24	$10,976	$11,557
11/24	$11,202	$11,757
12/24	$10,995	$11,586
01/25	$11,020	$11,644
02/25	$11,162	$11,759
03/25	$10,908	$11,560
04/25	$10,792	$11,467
05/25	$10,667	$11,474
06/25	$10,728	$11,546
07/25	$10,614	$11,522
08/25	$10,725	$11,622
09/25	$11,129	$11,892
10/25	$11,287	$12,039
11/25	$11,292	$12,067
12/25	$11,279	$12,078
01/26	$11,343	$12,191
02/26	$11,520	$12,343
03/26	$11,265	$12,056
04/26	$11,440	$12,194
05/26	$11,510	$12,240
06/26	$11,635	$12,358
07/26	$11,390	$12,129
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.31	0.02	1.62
Class A (including sales charges)	4.06	(0.59)	1.31
Bloomberg Municipal Bond Index	5.27	0.51	1.95

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Columbia Total Return Municipal Income Fund | Class A | ASR233-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Class A | ASR233-01_(09/26) |

Columbia Total Return Municipal Income Fund

Class C | COLCX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$140	1.35%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Columbia Total Return Municipal Income Fund | Class C | ASR233-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Municipal Income Fund Class C (including sales charges) ($11,043)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,027	$10,013
09/16	$9,983	$9,964
10/16	$9,869	$9,859
11/16	$9,457	$9,491
12/16	$9,514	$9,603
01/17	$9,556	$9,666
02/17	$9,624	$9,733
03/17	$9,646	$9,754
04/17	$9,700	$9,825
05/17	$9,844	$9,981
06/17	$9,802	$9,945
07/17	$9,873	$10,026
08/17	$9,958	$10,102
09/17	$9,925	$10,051
10/17	$9,936	$10,075
11/17	$9,932	$10,021
12/17	$10,040	$10,126
01/18	$9,934	$10,007
02/18	$9,885	$9,977
03/18	$9,930	$10,014
04/18	$9,887	$9,978
05/18	$9,991	$10,092
06/18	$10,002	$10,101
07/18	$10,013	$10,125
08/18	$10,025	$10,151
09/18	$9,960	$10,086
10/18	$9,863	$10,023
11/18	$9,929	$10,134
12/18	$10,029	$10,256
01/19	$10,068	$10,333
02/19	$10,127	$10,389
03/19	$10,312	$10,553
04/19	$10,358	$10,592
05/19	$10,505	$10,738
06/19	$10,535	$10,778
07/19	$10,596	$10,865
08/19	$10,792	$11,036
09/19	$10,713	$10,948
10/19	$10,706	$10,968
11/19	$10,721	$10,995
12/19	$10,746	$11,029
01/20	$10,945	$11,227
02/20	$11,155	$11,371
03/20	$10,448	$10,959
04/20	$10,103	$10,821
05/20	$10,411	$11,166
06/20	$10,614	$11,258
07/20	$10,818	$11,447
08/20	$10,782	$11,393
09/20	$10,771	$11,396
10/20	$10,743	$11,362
11/20	$10,932	$11,533
12/20	$11,038	$11,603
01/21	$11,131	$11,677
02/21	$10,962	$11,492
03/21	$11,031	$11,563
04/21	$11,148	$11,660
05/21	$11,225	$11,694
06/21	$11,277	$11,727
07/21	$11,362	$11,824
08/21	$11,308	$11,780
09/21	$11,203	$11,695
10/21	$11,181	$11,661
11/21	$11,282	$11,760
12/21	$11,302	$11,779
01/22	$10,971	$11,457
02/22	$10,879	$11,416
03/22	$10,515	$11,046
04/22	$10,151	$10,740
05/22	$10,240	$10,900
06/22	$9,958	$10,721
07/22	$10,268	$11,005
08/22	$9,987	$10,763
09/22	$9,509	$10,350
10/22	$9,337	$10,264
11/22	$9,896	$10,744
12/22	$9,836	$10,775
01/23	$10,195	$11,085
02/23	$9,917	$10,834
03/23	$10,096	$11,074
04/23	$10,111	$11,049
05/23	$10,040	$10,953
06/23	$10,133	$11,063
07/23	$10,168	$11,107
08/23	$9,993	$10,947
09/23	$9,625	$10,626
10/23	$9,406	$10,536
11/23	$10,166	$11,204
12/23	$10,463	$11,465
01/24	$10,473	$11,406
02/24	$10,479	$11,421
03/24	$10,497	$11,421
04/24	$10,354	$11,279
05/24	$10,365	$11,246
06/24	$10,600	$11,418
07/24	$10,694	$11,523
08/24	$10,766	$11,613
09/24	$10,935	$11,728
10/24	$10,755	$11,557
11/24	$10,971	$11,757
12/24	$10,763	$11,586
01/25	$10,782	$11,644
02/25	$10,916	$11,759
03/25	$10,652	$11,560
04/25	$10,534	$11,467
05/25	$10,416	$11,474
06/25	$10,470	$11,546
07/25	$10,353	$11,522
08/25	$10,456	$11,622
09/25	$10,845	$11,892
10/25	$10,993	$12,039
11/25	$10,992	$12,067
12/25	$10,974	$12,078
01/26	$11,031	$12,191
02/26	$11,198	$12,343
03/26	$10,945	$12,056
04/26	$11,109	$12,194
05/26	$11,171	$12,240
06/26	$11,287	$12,358
07/26	$11,043	$12,129
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.67	(0.57)	1.00
Class C (including sales charges)	5.67	(0.57)	1.00
Bloomberg Municipal Bond Index	5.27	0.51	1.95

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Columbia Total Return Municipal Income Fund | Class C | ASR233-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Class C | ASR233-04_(09/26) |

Columbia Total Return Municipal Income Fund

Institutional Class | CTEZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$57	0.55%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Columbia Total Return Municipal Income Fund | Institutional Class | ASR233-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Municipal Income Fund Institutional Class ($11,988)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,034	$10,013
09/16	$9,997	$9,964
10/16	$9,890	$9,859
11/16	$9,484	$9,491
12/16	$9,548	$9,603
01/17	$9,591	$9,666
02/17	$9,672	$9,733
03/17	$9,701	$9,754
04/17	$9,755	$9,825
05/17	$9,907	$9,981
06/17	$9,879	$9,945
07/17	$9,950	$10,026
08/17	$10,043	$10,102
09/17	$10,017	$10,051
10/17	$10,043	$10,075
11/17	$10,046	$10,021
12/17	$10,155	$10,126
01/18	$10,062	$10,007
02/18	$10,019	$9,977
03/18	$10,064	$10,014
04/18	$10,036	$9,978
05/18	$10,148	$10,092
06/18	$10,159	$10,101
07/18	$10,178	$10,125
08/18	$10,205	$10,151
09/18	$10,138	$10,086
10/18	$10,054	$10,023
11/18	$10,128	$10,134
12/18	$10,230	$10,256
01/19	$10,285	$10,333
02/19	$10,345	$10,389
03/19	$10,541	$10,553
04/19	$10,603	$10,592
05/19	$10,761	$10,738
06/19	$10,791	$10,778
07/19	$10,870	$10,865
08/19	$11,070	$11,036
09/19	$10,998	$10,948
10/19	$11,006	$10,968
11/19	$11,021	$10,995
12/19	$11,055	$11,029
01/20	$11,275	$11,227
02/20	$11,492	$11,371
03/20	$10,779	$10,959
04/20	$10,431	$10,821
05/20	$10,748	$11,166
06/20	$10,965	$11,258
07/20	$11,184	$11,447
08/20	$11,163	$11,393
09/20	$11,150	$11,396
10/20	$11,129	$11,362
11/20	$11,341	$11,533
12/20	$11,450	$11,603
01/21	$11,554	$11,677
02/21	$11,386	$11,492
03/21	$11,473	$11,563
04/21	$11,603	$11,660
05/21	$11,691	$11,694
06/21	$11,753	$11,727
07/21	$11,850	$11,824
08/21	$11,801	$11,780
09/21	$11,691	$11,695
10/21	$11,675	$11,661
11/21	$11,797	$11,760
12/21	$11,818	$11,779
01/22	$11,488	$11,457
02/22	$11,391	$11,416
03/22	$11,026	$11,046
04/22	$10,652	$10,740
05/22	$10,752	$10,900
06/22	$10,463	$10,721
07/22	$10,787	$11,005
08/22	$10,507	$10,763
09/22	$10,012	$10,350
10/22	$9,837	$10,264
11/22	$10,433	$10,744
12/22	$10,377	$10,775
01/23	$10,753	$11,085
02/23	$10,467	$10,834
03/23	$10,671	$11,074
04/23	$10,685	$11,049
05/23	$10,626	$10,953
06/23	$10,723	$11,063
07/23	$10,777	$11,107
08/23	$10,598	$10,947
09/23	$10,215	$10,626
10/23	$9,980	$10,536
11/23	$10,803	$11,204
12/23	$11,126	$11,465
01/24	$11,135	$11,406
02/24	$11,158	$11,421
03/24	$11,184	$11,421
04/24	$11,030	$11,279
05/24	$11,059	$11,246
06/24	$11,316	$11,418
07/24	$11,415	$11,523
08/24	$11,509	$11,613
09/24	$11,698	$11,728
10/24	$11,513	$11,557
11/24	$11,742	$11,757
12/24	$11,527	$11,586
01/25	$11,555	$11,644
02/25	$11,716	$11,759
03/25	$11,441	$11,560
04/25	$11,321	$11,467
05/25	$11,192	$11,474
06/25	$11,268	$11,546
07/25	$11,150	$11,522
08/25	$11,258	$11,622
09/25	$11,694	$11,892
10/25	$11,862	$12,039
11/25	$11,859	$12,067
12/25	$11,847	$12,078
01/26	$11,918	$12,191
02/26	$12,115	$12,343
03/26	$11,849	$12,056
04/26	$12,025	$12,194
05/26	$12,100	$12,240
06/26	$12,244	$12,358
07/26	$11,988	$12,129
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.52	0.23	1.83
Bloomberg Municipal Bond Index	5.27	0.51	1.95

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Columbia Total Return Municipal Income Fund | Institutional Class | ASR233-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Institutional Class | ASR233-08_(09/26) |

Columbia Total Return Municipal Income Fund

Institutional 2 Class | CADMX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$55	0.53%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Columbia Total Return Municipal Income Fund | Institutional 2 Class | ASR233-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Municipal Income Fund Institutional 2 Class ($12,005)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,034	$10,013
09/16	$9,991	$9,964
10/16	$9,891	$9,859
11/16	$9,478	$9,491
12/16	$9,543	$9,603
01/17	$9,593	$9,666
02/17	$9,675	$9,733
03/17	$9,696	$9,754
04/17	$9,757	$9,825
05/17	$9,909	$9,981
06/17	$9,874	$9,945
07/17	$9,953	$10,026
08/17	$10,045	$10,102
09/17	$10,019	$10,051
10/17	$10,045	$10,075
11/17	$10,049	$10,021
12/17	$10,157	$10,126
01/18	$10,065	$10,007
02/18	$10,021	$9,977
03/18	$10,067	$10,014
04/18	$10,038	$9,978
05/18	$10,151	$10,092
06/18	$10,162	$10,101
07/18	$10,181	$10,125
08/18	$10,208	$10,151
09/18	$10,142	$10,086
10/18	$10,057	$10,023
11/18	$10,132	$10,134
12/18	$10,233	$10,256
01/19	$10,289	$10,333
02/19	$10,348	$10,389
03/19	$10,545	$10,553
04/19	$10,599	$10,592
05/19	$10,766	$10,738
06/19	$10,796	$10,778
07/19	$10,875	$10,865
08/19	$11,083	$11,036
09/19	$11,010	$10,948
10/19	$11,011	$10,968
11/19	$11,034	$10,995
12/19	$11,060	$11,029
01/20	$11,280	$11,227
02/20	$11,505	$11,371
03/20	$10,784	$10,959
04/20	$10,436	$10,821
05/20	$10,761	$11,166
06/20	$10,979	$11,258
07/20	$11,190	$11,447
08/20	$11,169	$11,393
09/20	$11,156	$11,396
10/20	$11,135	$11,362
11/20	$11,347	$11,533
12/20	$11,465	$11,603
01/21	$11,560	$11,677
02/21	$11,401	$11,492
03/21	$11,480	$11,563
04/21	$11,610	$11,660
05/21	$11,698	$11,694
06/21	$11,760	$11,727
07/21	$11,858	$11,824
08/21	$11,809	$11,780
09/21	$11,699	$11,695
10/21	$11,684	$11,661
11/21	$11,806	$11,760
12/21	$11,827	$11,779
01/22	$11,497	$11,457
02/22	$11,400	$11,416
03/22	$11,035	$11,046
04/22	$10,660	$10,740
05/22	$10,761	$10,900
06/22	$10,472	$10,721
07/22	$10,795	$11,005
08/22	$10,515	$10,763
09/22	$10,020	$10,350
10/22	$9,845	$10,264
11/22	$10,442	$10,744
12/22	$10,386	$10,775
01/23	$10,763	$11,085
02/23	$10,476	$10,834
03/23	$10,681	$11,074
04/23	$10,695	$11,049
05/23	$10,636	$10,953
06/23	$10,733	$11,063
07/23	$10,787	$11,107
08/23	$10,608	$10,947
09/23	$10,225	$10,626
10/23	$9,990	$10,536
11/23	$10,814	$11,204
12/23	$11,137	$11,465
01/24	$11,146	$11,406
02/24	$11,170	$11,421
03/24	$11,196	$11,421
04/24	$11,042	$11,279
05/24	$11,071	$11,246
06/24	$11,328	$11,418
07/24	$11,437	$11,523
08/24	$11,522	$11,613
09/24	$11,711	$11,728
10/24	$11,526	$11,557
11/24	$11,755	$11,757
12/24	$11,550	$11,586
01/25	$11,569	$11,644
02/25	$11,730	$11,759
03/25	$11,455	$11,560
04/25	$11,335	$11,467
05/25	$11,216	$11,474
06/25	$11,282	$11,546
07/25	$11,164	$11,522
08/25	$11,272	$11,622
09/25	$11,709	$11,892
10/25	$11,878	$12,039
11/25	$11,875	$12,067
12/25	$11,863	$12,078
01/26	$11,933	$12,191
02/26	$12,131	$12,343
03/26	$11,865	$12,056
04/26	$12,042	$12,194
05/26	$12,127	$12,240
06/26	$12,261	$12,358
07/26	$12,005	$12,129
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.54	0.25	1.84
Bloomberg Municipal Bond Index	5.27	0.51	1.95

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Columbia Total Return Municipal Income Fund | Institutional 2 Class | ASR233-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Institutional 2 Class | ASR233-15_(09/26) |

Columbia Total Return Municipal Income Fund

Institutional 3 Class | CTEYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$50	0.48%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Columbia Total Return Municipal Income Fund | Institutional 3 Class | ASR233-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Municipal Income Fund Institutional 3 Class ($12,036)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,032	$10,013
09/16	$9,994	$9,964
10/16	$9,885	$9,859
11/16	$9,478	$9,491
12/16	$9,540	$9,603
01/17	$9,581	$9,666
02/17	$9,661	$9,733
03/17	$9,681	$9,754
04/17	$9,743	$9,825
05/17	$9,895	$9,981
06/17	$9,860	$9,945
07/17	$9,939	$10,026
08/17	$10,032	$10,102
09/17	$10,006	$10,051
10/17	$10,033	$10,075
11/17	$10,036	$10,021
12/17	$10,145	$10,126
01/18	$10,046	$10,007
02/18	$10,011	$9,977
03/18	$10,057	$10,014
04/18	$10,029	$9,978
05/18	$10,141	$10,092
06/18	$10,153	$10,101
07/18	$10,172	$10,125
08/18	$10,200	$10,151
09/18	$10,134	$10,086
10/18	$10,043	$10,023
11/18	$10,118	$10,134
12/18	$10,228	$10,256
01/19	$10,275	$10,333
02/19	$10,343	$10,389
03/19	$10,540	$10,553
04/19	$10,594	$10,592
05/19	$10,760	$10,738
06/19	$10,791	$10,778
07/19	$10,862	$10,865
08/19	$11,071	$11,036
09/19	$10,999	$10,948
10/19	$11,000	$10,968
11/19	$11,023	$10,995
12/19	$11,058	$11,029
01/20	$11,270	$11,227
02/20	$11,495	$11,371
03/20	$10,776	$10,959
04/20	$10,430	$10,821
05/20	$10,755	$11,166
06/20	$10,972	$11,258
07/20	$11,191	$11,447
08/20	$11,163	$11,393
09/20	$11,159	$11,396
10/20	$11,138	$11,362
11/20	$11,342	$11,533
12/20	$11,460	$11,603
01/21	$11,564	$11,677
02/21	$11,397	$11,492
03/21	$11,485	$11,563
04/21	$11,615	$11,660
05/21	$11,695	$11,694
06/21	$11,757	$11,727
07/21	$11,863	$11,824
08/21	$11,807	$11,780
09/21	$11,706	$11,695
10/21	$11,691	$11,661
11/21	$11,814	$11,760
12/21	$11,835	$11,779
01/22	$11,498	$11,457
02/22	$11,410	$11,416
03/22	$11,037	$11,046
04/22	$10,665	$10,740
05/22	$10,765	$10,900
06/22	$10,477	$10,721
07/22	$10,801	$11,005
08/22	$10,522	$10,763
09/22	$10,028	$10,350
10/22	$9,854	$10,264
11/22	$10,450	$10,744
12/22	$10,395	$10,775
01/23	$10,781	$11,085
02/23	$10,486	$10,834
03/23	$10,691	$11,074
04/23	$10,714	$11,049
05/23	$10,647	$10,953
06/23	$10,744	$11,063
07/23	$10,799	$11,107
08/23	$10,621	$10,947
09/23	$10,238	$10,626
10/23	$10,005	$10,536
11/23	$10,828	$11,204
12/23	$11,152	$11,465
01/24	$11,170	$11,406
02/24	$11,185	$11,421
03/24	$11,211	$11,421
04/24	$11,067	$11,279
05/24	$11,087	$11,246
06/24	$11,346	$11,418
07/24	$11,455	$11,523
08/24	$11,540	$11,613
09/24	$11,729	$11,728
10/24	$11,545	$11,557
11/24	$11,784	$11,757
12/24	$11,570	$11,586
01/25	$11,599	$11,644
02/25	$11,751	$11,759
03/25	$11,476	$11,560
04/25	$11,357	$11,467
05/25	$11,239	$11,474
06/25	$11,306	$11,546
07/25	$11,188	$11,522
08/25	$11,297	$11,622
09/25	$11,734	$11,892
10/25	$11,903	$12,039
11/25	$11,911	$12,067
12/25	$11,900	$12,078
01/26	$11,971	$12,191
02/26	$12,159	$12,343
03/26	$11,894	$12,056
04/26	$12,081	$12,194
05/26	$12,157	$12,240
06/26	$12,291	$12,358
07/26	$12,036	$12,129
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	7.58	0.29	1.87
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Columbia Total Return Municipal Income Fund | Institutional 3 Class | ASR233-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Institutional 3 Class | ASR233-17_(09/26) |

Columbia Total Return Municipal Income Fund

Class S | CTEDX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$57	0.55%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Columbia Total Return Municipal Income Fund | Class S | ASR233-16_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Municipal Income Fund Class S ($11,793)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,032	$10,013
09/16	$9,994	$9,964
10/16	$9,885	$9,859
11/16	$9,478	$9,491
12/16	$9,540	$9,603
01/17	$9,581	$9,666
02/17	$9,661	$9,733
03/17	$9,681	$9,754
04/17	$9,740	$9,825
05/17	$9,890	$9,981
06/17	$9,854	$9,945
07/17	$9,930	$10,026
08/17	$10,021	$10,102
09/17	$9,994	$10,051
10/17	$10,018	$10,075
11/17	$10,019	$10,021
12/17	$10,126	$10,126
01/18	$10,032	$10,007
02/18	$9,987	$9,977
03/18	$10,031	$10,014
04/18	$10,000	$9,978
05/18	$10,111	$10,092
06/18	$10,120	$10,101
07/18	$10,137	$10,125
08/18	$10,162	$10,151
09/18	$10,095	$10,086
10/18	$10,009	$10,023
11/18	$10,073	$10,134
12/18	$10,181	$10,256
01/19	$10,234	$10,333
02/19	$10,291	$10,389
03/19	$10,485	$10,553
04/19	$10,537	$10,592
05/19	$10,700	$10,738
06/19	$10,729	$10,778
07/19	$10,797	$10,865
08/19	$11,002	$11,036
09/19	$10,928	$10,948
10/19	$10,935	$10,968
11/19	$10,948	$10,995
12/19	$10,980	$11,029
01/20	$11,189	$11,227
02/20	$11,410	$11,371
03/20	$10,700	$10,959
04/20	$10,353	$10,821
05/20	$10,665	$11,166
06/20	$10,879	$11,258
07/20	$11,095	$11,447
08/20	$11,064	$11,393
09/20	$11,058	$11,396
10/20	$11,035	$11,362
11/20	$11,243	$11,533
12/20	$11,349	$11,603
01/21	$11,450	$11,677
02/21	$11,282	$11,492
03/21	$11,367	$11,563
04/21	$11,493	$11,660
05/21	$11,570	$11,694
06/21	$11,630	$11,727
07/21	$11,732	$11,824
08/21	$11,673	$11,780
09/21	$11,570	$11,695
10/21	$11,554	$11,661
11/21	$11,672	$11,760
12/21	$11,690	$11,779
01/22	$11,363	$11,457
02/22	$11,264	$11,416
03/22	$10,902	$11,046
04/22	$10,530	$10,740
05/22	$10,619	$10,900
06/22	$10,332	$10,721
07/22	$10,658	$11,005
08/22	$10,380	$10,763
09/22	$9,880	$10,350
10/22	$9,706	$10,264
11/22	$10,302	$10,744
12/22	$10,244	$10,775
01/23	$10,614	$11,085
02/23	$10,330	$10,834
03/23	$10,521	$11,074
04/23	$10,542	$11,049
05/23	$10,473	$10,953
06/23	$10,576	$11,063
07/23	$10,618	$11,107
08/23	$10,449	$10,947
09/23	$10,060	$10,626
10/23	$9,837	$10,536
11/23	$10,646	$11,204
12/23	$10,953	$11,465
01/24	$10,969	$11,406
02/24	$10,981	$11,421
03/24	$11,005	$11,421
04/24	$10,861	$11,279
05/24	$10,878	$11,246
06/24	$11,129	$11,418
07/24	$11,234	$11,523
08/24	$11,325	$11,613
09/24	$11,499	$11,728
10/24	$11,326	$11,557
11/24	$11,551	$11,757
12/24	$11,340	$11,586
01/25	$11,367	$11,644
02/25	$11,525	$11,759
03/25	$11,255	$11,560
04/25	$11,137	$11,467
05/25	$11,010	$11,474
06/25	$11,085	$11,546
07/25	$10,969	$11,522
08/25	$11,075	$11,622
09/25	$11,504	$11,892
10/25	$11,670	$12,039
11/25	$11,667	$12,067
12/25	$11,655	$12,078
01/26	$11,724	$12,191
02/26	$11,918	$12,343
03/26	$11,657	$12,056
04/26	$11,830	$12,194
05/26	$11,903	$12,240
06/26	$12,045	$12,358
07/26	$11,793	$12,129
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	7.52	0.10	1.66
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Columbia Total Return Municipal Income Fund | Class S | ASR233-16_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Municipal Income Fund | Class S | ASR233-16_(09/26) |

Columbia Ultra Short Term Bond Fund

Class A | CUSOX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$46	0.45%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset-backed securities | Positioning in asset-backed securities was the largest contributor to the Fund’s performance relative to its benchmark. Asset-backed securities, which are not represented in the benchmark, were supported by resilient underlying consumer credit fundamentals during the period.

Investment-grade corporates | Exposure to investment-grade corporates also proved beneficial to the Fund’s relative performance, driven by both an overweight and favorable security selection within industrial and financial holdings.

Mortgage-backed securities | Exposure to mortgage-backed securities contributed as well, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and U.S. consumers remained in relatively good financial health.

Top Performance Detractors

Yield-curve positioning | The Fund's positioning along the yield curve was the largest detractor relative to the benchmark, as short-term interest rates fell while longer-dated rates rose over the period. While curve positioning still added to the Fund's absolute return, it lagged that of the benchmark. On an active basis, the drag was more than offset by the Fund's duration positioning (its sensitivity to changes in interest rates) and roll down (the tendency of a bond's price to rise as it approaches maturity), such that the Fund's overall interest-rate positioning contributed positively relative to the benchmark.

Columbia Ultra Short Term Bond Fund | Class A | ASR103-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Ultra Short Term Bond Fund Class A (including sales charges) ($12,968)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
07/16	$10,000	$10,000	$10,000
08/16	$10,005	$9,989	$10,004
09/16	$10,011	$9,983	$10,011
10/16	$10,017	$9,906	$10,018
11/16	$10,023	$9,672	$10,018
12/16	$10,018	$9,686	$10,025
01/17	$10,036	$9,705	$10,037
02/17	$10,042	$9,770	$10,044
03/17	$10,049	$9,765	$10,044
04/17	$10,057	$9,840	$10,053
05/17	$10,065	$9,916	$10,059
06/17	$10,073	$9,906	$10,067
07/17	$10,093	$9,949	$10,080
08/17	$10,102	$10,038	$10,091
09/17	$10,110	$9,990	$10,100
10/17	$10,119	$9,996	$10,109
11/17	$10,117	$9,983	$10,114
12/17	$10,127	$10,029	$10,123
01/18	$10,127	$9,913	$10,135
02/18	$10,138	$9,819	$10,141
03/18	$10,140	$9,882	$10,156
04/18	$10,164	$9,809	$10,171
05/18	$10,178	$9,879	$10,190
06/18	$10,192	$9,867	$10,206
07/18	$10,208	$9,869	$10,225
08/18	$10,235	$9,932	$10,246
09/18	$10,240	$9,868	$10,260
10/18	$10,257	$9,790	$10,279
11/18	$10,262	$9,849	$10,299
12/18	$10,293	$10,030	$10,325
01/19	$10,323	$10,136	$10,353
02/19	$10,340	$10,131	$10,375
03/19	$10,372	$10,325	$10,402
04/19	$10,393	$10,328	$10,424
05/19	$10,425	$10,511	$10,450
06/19	$10,456	$10,643	$10,483
07/19	$10,467	$10,666	$10,499
08/19	$10,499	$10,943	$10,528
09/19	$10,519	$10,885	$10,545
10/19	$10,538	$10,917	$10,574
11/19	$10,557	$10,912	$10,585
12/19	$10,565	$10,904	$10,603
01/20	$10,595	$11,114	$10,622
02/20	$10,623	$11,314	$10,652
03/20	$10,417	$11,247	$10,687
04/20	$10,550	$11,447	$10,708
05/20	$10,624	$11,501	$10,719
06/20	$10,671	$11,573	$10,726
07/20	$10,693	$11,746	$10,731
08/20	$10,714	$11,651	$10,734
09/20	$10,710	$11,645	$10,737
10/20	$10,718	$11,593	$10,738
11/20	$10,725	$11,707	$10,741
12/20	$10,733	$11,723	$10,742
01/21	$10,739	$11,639	$10,746
02/21	$10,744	$11,471	$10,748
03/21	$10,738	$11,327	$10,749
04/21	$10,743	$11,417	$10,751
05/21	$10,748	$11,454	$10,754
06/21	$10,751	$11,535	$10,753
07/21	$10,753	$11,664	$10,754
08/21	$10,756	$11,641	$10,756
09/21	$10,759	$11,541	$10,757
10/21	$10,750	$11,537	$10,756
11/21	$10,741	$11,572	$10,755
12/21	$10,731	$11,542	$10,752
01/22	$10,721	$11,293	$10,744
02/22	$10,711	$11,167	$10,738
03/22	$10,678	$10,857	$10,725
04/22	$10,668	$10,445	$10,721
05/22	$10,685	$10,512	$10,737
06/22	$10,656	$10,347	$10,713
07/22	$10,668	$10,600	$10,730
08/22	$10,694	$10,301	$10,738
09/22	$10,710	$9,856	$10,730
10/22	$10,717	$9,728	$10,744
11/22	$10,762	$10,086	$10,782
12/22	$10,799	$10,040	$10,826
01/23	$10,873	$10,349	$10,869
02/23	$10,898	$10,082	$10,894
03/23	$10,941	$10,338	$10,955
04/23	$10,996	$10,400	$10,990
05/23	$11,029	$10,287	$11,019
06/23	$11,086	$10,250	$11,064
07/23	$11,145	$10,243	$11,114
08/23	$11,206	$10,178	$11,164
09/23	$11,242	$9,919	$11,211
10/23	$11,293	$9,763	$11,261
11/23	$11,371	$10,205	$11,324
12/23	$11,440	$10,595	$11,388
01/24	$11,518	$10,566	$11,437
02/24	$11,555	$10,417	$11,473
03/24	$11,609	$10,513	$11,523
04/24	$11,661	$10,248	$11,564
05/24	$11,716	$10,421	$11,621
06/24	$11,761	$10,520	$11,670
07/24	$11,847	$10,766	$11,735
08/24	$11,912	$10,920	$11,800
09/24	$11,978	$11,067	$11,864
10/24	$12,018	$10,792	$11,897
11/24	$12,067	$10,906	$11,942
12/24	$12,128	$10,728	$11,993
01/25	$12,174	$10,785	$12,038
02/25	$12,216	$11,022	$12,081
03/25	$12,264	$11,026	$12,127
04/25	$12,296	$11,070	$12,171
05/25	$12,342	$10,990	$12,205
06/25	$12,401	$11,159	$12,252
07/25	$12,448	$11,130	$12,289
08/25	$12,507	$11,263	$12,348
09/25	$12,553	$11,386	$12,397
10/25	$12,600	$11,457	$12,438
11/25	$12,645	$11,528	$12,481
12/25	$12,694	$11,511	$12,528
01/26	$12,736	$11,523	$12,565
02/26	$12,771	$11,712	$12,600
03/26	$12,787	$11,506	$12,627
04/26	$12,842	$11,519	$12,670
05/26	$12,883	$11,554	$12,708
06/26	$12,924	$11,582	$12,739
07/26	$12,968	$11,431	$12,781
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	4.18	3.82	2.63
Class A (including sales charges)	4.18	3.82	2.63
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. Short-Term Government/Corporate Index	4.00	3.51	2.48
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,901,560,937
Total number of portfolio holdings	242
Management services fees (represents 0.21% of Fund average net assets)	$3,241,557
Portfolio turnover for the reporting period	88%

Columbia Ultra Short Term Bond Fund | Class A | ASR103-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Affirm Asset Securitization Trust 4.620% 09/15/2029	1.9%
Hyundai Auto Lease Securitization Trust 4.620% 04/17/2028	1.8%
Nissan Master Owner Trust Receivables 5.050% 02/15/2029	1.7%
Ford Credit Auto Owner Trust 3.880% 11/15/2034	1.6%
GMF Floorplan Owner Revolving Trust 5.130% 03/15/2029	1.5%
CarMax Auto Owner Trust 5.500% 01/16/2029	1.4%
Toorak Mortgage Trust 5.524% 02/25/2040	1.1%
Bank of America Merrill Lynch Commercial Mortgage Trust 3.311% 02/15/2050	1.1%
SoFi Consumer Loan Program 4.460% 06/25/2035	1.1%
Hyundai Auto Lease Securitization Trust 4.830% 01/18/2028	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	45.8%
Asset-Backed Securities - Non-Agency	33.6%
Residential Mortgage-Backed Securities - Non-Agency	9.1%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Money Market Funds	1.2%
U.S. Government & Agency Obligations	1.0%
Foreign Government Obligations	1.0%
Treasury Bills	1.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund | Class A | ASR103-01_(09/26) |

Columbia Ultra Short Term Bond Fund

Institutional Class | CUSBX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$30	0.29%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset-backed securities | Positioning in asset-backed securities was the largest contributor to the Fund’s performance relative to its benchmark. Asset-backed securities, which are not represented in the benchmark, were supported by resilient underlying consumer credit fundamentals during the period.

Investment-grade corporates | Exposure to investment-grade corporates also proved beneficial to the Fund’s relative performance, driven by both an overweight and favorable security selection within industrial and financial holdings.

Mortgage-backed securities | Exposure to mortgage-backed securities contributed as well, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and U.S. consumers remained in relatively good financial health.

Top Performance Detractors

Yield-curve positioning | The Fund's positioning along the yield curve was the largest detractor relative to the benchmark, as short-term interest rates fell while longer-dated rates rose over the period. While curve positioning still added to the Fund's absolute return, it lagged that of the benchmark. On an active basis, the drag was more than offset by the Fund's duration positioning (its sensitivity to changes in interest rates) and roll down (the tendency of a bond's price to rise as it approaches maturity), such that the Fund's overall interest-rate positioning contributed positively relative to the benchmark.

Columbia Ultra Short Term Bond Fund | Institutional Class | ASR103-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Ultra Short Term Bond Fund Institutional Class ($13,162)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
07/16	$10,000	$10,000	$10,000
08/16	$10,007	$9,989	$10,004
09/16	$10,013	$9,983	$10,011
10/16	$10,020	$9,906	$10,018
11/16	$10,028	$9,672	$10,018
12/16	$10,024	$9,686	$10,025
01/17	$10,043	$9,705	$10,037
02/17	$10,051	$9,770	$10,044
03/17	$10,060	$9,765	$10,044
04/17	$10,068	$9,840	$10,053
05/17	$10,078	$9,916	$10,059
06/17	$10,087	$9,906	$10,067
07/17	$10,108	$9,949	$10,080
08/17	$10,118	$10,038	$10,091
09/17	$10,128	$9,990	$10,100
10/17	$10,138	$9,996	$10,109
11/17	$10,137	$9,983	$10,114
12/17	$10,149	$10,029	$10,123
01/18	$10,150	$9,913	$10,135
02/18	$10,162	$9,819	$10,141
03/18	$10,165	$9,882	$10,156
04/18	$10,191	$9,809	$10,171
05/18	$10,206	$9,879	$10,190
06/18	$10,222	$9,867	$10,206
07/18	$10,239	$9,869	$10,225
08/18	$10,267	$9,932	$10,246
09/18	$10,273	$9,868	$10,260
10/18	$10,291	$9,790	$10,279
11/18	$10,298	$9,849	$10,299
12/18	$10,329	$10,030	$10,325
01/19	$10,360	$10,136	$10,353
02/19	$10,380	$10,131	$10,375
03/19	$10,413	$10,325	$10,402
04/19	$10,435	$10,328	$10,424
05/19	$10,468	$10,511	$10,450
06/19	$10,501	$10,643	$10,483
07/19	$10,524	$10,666	$10,499
08/19	$10,559	$10,943	$10,528
09/19	$10,568	$10,885	$10,545
10/19	$10,600	$10,917	$10,574
11/19	$10,609	$10,912	$10,585
12/19	$10,630	$10,904	$10,603
01/20	$10,661	$11,114	$10,622
02/20	$10,679	$11,314	$10,652
03/20	$10,485	$11,247	$10,687
04/20	$10,608	$11,447	$10,708
05/20	$10,696	$11,501	$10,719
06/20	$10,733	$11,573	$10,726
07/20	$10,769	$11,746	$10,731
08/20	$10,779	$11,651	$10,734
09/20	$10,789	$11,645	$10,737
10/20	$10,798	$11,593	$10,738
11/20	$10,806	$11,707	$10,741
12/20	$10,815	$11,723	$10,742
01/21	$10,823	$11,639	$10,746
02/21	$10,829	$11,471	$10,748
03/21	$10,824	$11,327	$10,749
04/21	$10,831	$11,417	$10,751
05/21	$10,837	$11,454	$10,754
06/21	$10,841	$11,535	$10,753
07/21	$10,845	$11,664	$10,754
08/21	$10,849	$11,641	$10,756
09/21	$10,853	$11,541	$10,757
10/21	$10,846	$11,537	$10,756
11/21	$10,838	$11,572	$10,755
12/21	$10,830	$11,542	$10,752
01/22	$10,821	$11,293	$10,744
02/22	$10,800	$11,167	$10,738
03/22	$10,780	$10,857	$10,725
04/22	$10,772	$10,445	$10,721
05/22	$10,790	$10,512	$10,737
06/22	$10,762	$10,347	$10,713
07/22	$10,775	$10,600	$10,730
08/22	$10,803	$10,301	$10,738
09/22	$10,820	$9,856	$10,730
10/22	$10,829	$9,728	$10,744
11/22	$10,876	$10,086	$10,782
12/22	$10,902	$10,040	$10,826
01/23	$10,990	$10,349	$10,869
02/23	$11,017	$10,082	$10,894
03/23	$11,062	$10,338	$10,955
04/23	$11,107	$10,400	$10,990
05/23	$11,154	$10,287	$11,019
06/23	$11,200	$10,250	$11,064
07/23	$11,274	$10,243	$11,114
08/23	$11,337	$10,178	$11,164
09/23	$11,374	$9,919	$11,211
10/23	$11,428	$9,763	$11,261
11/23	$11,508	$10,205	$11,324
12/23	$11,579	$10,595	$11,388
01/24	$11,647	$10,566	$11,437
02/24	$11,686	$10,417	$11,473
03/24	$11,755	$10,513	$11,523
04/24	$11,796	$10,248	$11,564
05/24	$11,866	$10,421	$11,621
06/24	$11,913	$10,520	$11,670
07/24	$12,002	$10,766	$11,735
08/24	$12,056	$10,920	$11,800
09/24	$12,124	$11,067	$11,864
10/24	$12,180	$10,792	$11,897
11/24	$12,231	$10,906	$11,942
12/24	$12,294	$10,728	$11,993
01/25	$12,343	$10,785	$12,038
02/25	$12,386	$11,022	$12,081
03/25	$12,437	$11,026	$12,127
04/25	$12,470	$11,070	$12,171
05/25	$12,519	$10,990	$12,205
06/25	$12,580	$11,159	$12,252
07/25	$12,629	$11,130	$12,289
08/25	$12,677	$11,263	$12,348
09/25	$12,739	$11,386	$12,397
10/25	$12,788	$11,457	$12,438
11/25	$12,822	$11,528	$12,481
12/25	$12,887	$11,511	$12,528
01/26	$12,931	$11,523	$12,565
02/26	$12,969	$11,712	$12,600
03/26	$12,986	$11,506	$12,627
04/26	$13,044	$11,519	$12,670
05/26	$13,087	$11,554	$12,708
06/26	$13,130	$11,582	$12,739
07/26	$13,162	$11,431	$12,781
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	4.22	3.95	2.79
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. Short-Term Government/Corporate Index	4.00	3.51	2.48
Footnote	Description
Footnote(a)	The returns shown for periods prior to December 3, 2018 (including Since Fund Inception returns, if shown) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,901,560,937
Total number of portfolio holdings	242
Management services fees (represents 0.21% of Fund average net assets)	$3,241,557
Portfolio turnover for the reporting period	88%

Columbia Ultra Short Term Bond Fund | Institutional Class | ASR103-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Affirm Asset Securitization Trust 4.620% 09/15/2029	1.9%
Hyundai Auto Lease Securitization Trust 4.620% 04/17/2028	1.8%
Nissan Master Owner Trust Receivables 5.050% 02/15/2029	1.7%
Ford Credit Auto Owner Trust 3.880% 11/15/2034	1.6%
GMF Floorplan Owner Revolving Trust 5.130% 03/15/2029	1.5%
CarMax Auto Owner Trust 5.500% 01/16/2029	1.4%
Toorak Mortgage Trust 5.524% 02/25/2040	1.1%
Bank of America Merrill Lynch Commercial Mortgage Trust 3.311% 02/15/2050	1.1%
SoFi Consumer Loan Program 4.460% 06/25/2035	1.1%
Hyundai Auto Lease Securitization Trust 4.830% 01/18/2028	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	45.8%
Asset-Backed Securities - Non-Agency	33.6%
Residential Mortgage-Backed Securities - Non-Agency	9.1%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Money Market Funds	1.2%
U.S. Government & Agency Obligations	1.0%
Foreign Government Obligations	1.0%
Treasury Bills	1.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund | Institutional Class | ASR103-08_(09/26) |

Columbia Ultra Short Term Bond Fund

Institutional 3 Class | CMGUX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$26	0.25%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset-backed securities | Positioning in asset-backed securities was the largest contributor to the Fund’s performance relative to its benchmark. Asset-backed securities, which are not represented in the benchmark, were supported by resilient underlying consumer credit fundamentals during the period.

Investment-grade corporates | Exposure to investment-grade corporates also proved beneficial to the Fund’s relative performance, driven by both an overweight and favorable security selection within industrial and financial holdings.

Mortgage-backed securities | Exposure to mortgage-backed securities contributed as well, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and U.S. consumers remained in relatively good financial health.

Top Performance Detractors

Yield-curve positioning | The Fund's positioning along the yield curve was the largest detractor relative to the benchmark, as short-term interest rates fell while longer-dated rates rose over the period. While curve positioning still added to the Fund's absolute return, it lagged that of the benchmark. On an active basis, the drag was more than offset by the Fund's duration positioning (its sensitivity to changes in interest rates) and roll down (the tendency of a bond's price to rise as it approaches maturity), such that the Fund's overall interest-rate positioning contributed positively relative to the benchmark.

Columbia Ultra Short Term Bond Fund | Institutional 3 Class | ASR103-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Ultra Short Term Bond Fund Institutional 3 Class ($13,261)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
07/16	$10,000	$10,000	$10,000
08/16	$10,008	$9,989	$10,004
09/16	$10,015	$9,983	$10,011
10/16	$10,023	$9,906	$10,018
11/16	$10,031	$9,672	$10,018
12/16	$10,029	$9,686	$10,025
01/17	$10,049	$9,705	$10,037
02/17	$10,057	$9,770	$10,044
03/17	$10,067	$9,765	$10,044
04/17	$10,077	$9,840	$10,053
05/17	$10,087	$9,916	$10,059
06/17	$10,097	$9,906	$10,067
07/17	$10,119	$9,949	$10,080
08/17	$10,130	$10,038	$10,091
09/17	$10,141	$9,990	$10,100
10/17	$10,152	$9,996	$10,109
11/17	$10,152	$9,983	$10,114
12/17	$10,165	$10,029	$10,123
01/18	$10,167	$9,913	$10,135
02/18	$10,180	$9,819	$10,141
03/18	$10,183	$9,882	$10,156
04/18	$10,210	$9,809	$10,171
05/18	$10,227	$9,879	$10,190
06/18	$10,243	$9,867	$10,206
07/18	$10,261	$9,869	$10,225
08/18	$10,291	$9,932	$10,246
09/18	$10,297	$9,868	$10,260
10/18	$10,317	$9,790	$10,279
11/18	$10,325	$9,849	$10,299
12/18	$10,357	$10,030	$10,325
01/19	$10,390	$10,136	$10,353
02/19	$10,411	$10,131	$10,375
03/19	$10,445	$10,325	$10,402
04/19	$10,479	$10,328	$10,424
05/19	$10,513	$10,511	$10,450
06/19	$10,536	$10,643	$10,483
07/19	$10,559	$10,666	$10,499
08/19	$10,594	$10,943	$10,528
09/19	$10,603	$10,885	$10,545
10/19	$10,636	$10,917	$10,574
11/19	$10,645	$10,912	$10,585
12/19	$10,666	$10,904	$10,603
01/20	$10,698	$11,114	$10,622
02/20	$10,728	$11,314	$10,652
03/20	$10,522	$11,247	$10,687
04/20	$10,657	$11,447	$10,708
05/20	$10,734	$11,501	$10,719
06/20	$10,783	$11,573	$10,726
07/20	$10,808	$11,746	$10,731
08/20	$10,819	$11,651	$10,734
09/20	$10,828	$11,645	$10,737
10/20	$10,838	$11,593	$10,738
11/20	$10,846	$11,707	$10,741
12/20	$10,856	$11,723	$10,742
01/21	$10,863	$11,639	$10,746
02/21	$10,870	$11,471	$10,748
03/21	$10,866	$11,327	$10,749
04/21	$10,873	$11,417	$10,751
05/21	$10,879	$11,454	$10,754
06/21	$10,884	$11,535	$10,753
07/21	$10,888	$11,664	$10,754
08/21	$10,892	$11,641	$10,756
09/21	$10,897	$11,541	$10,757
10/21	$10,890	$11,537	$10,756
11/21	$10,882	$11,572	$10,755
12/21	$10,874	$11,542	$10,752
01/22	$10,866	$11,293	$10,744
02/22	$10,857	$11,167	$10,738
03/22	$10,825	$10,857	$10,725
04/22	$10,818	$10,445	$10,721
05/22	$10,837	$10,512	$10,737
06/22	$10,809	$10,347	$10,713
07/22	$10,834	$10,600	$10,730
08/22	$10,851	$10,301	$10,738
09/22	$10,868	$9,856	$10,730
10/22	$10,877	$9,728	$10,744
11/22	$10,925	$10,086	$10,782
12/22	$10,964	$10,040	$10,826
01/23	$11,041	$10,349	$10,869
02/23	$11,068	$10,082	$10,894
03/23	$11,114	$10,338	$10,955
04/23	$11,172	$10,400	$10,990
05/23	$11,207	$10,287	$11,019
06/23	$11,267	$10,250	$11,064
07/23	$11,342	$10,243	$11,114
08/23	$11,393	$10,178	$11,164
09/23	$11,444	$9,919	$11,211
10/23	$11,485	$9,763	$11,261
11/23	$11,566	$10,205	$11,324
12/23	$11,651	$10,595	$11,388
01/24	$11,720	$10,566	$11,437
02/24	$11,760	$10,417	$11,473
03/24	$11,817	$10,513	$11,523
04/24	$11,872	$10,248	$11,564
05/24	$11,942	$10,421	$11,621
06/24	$11,977	$10,520	$11,670
07/24	$12,067	$10,766	$11,735
08/24	$12,135	$10,920	$11,800
09/24	$12,204	$11,067	$11,864
10/24	$12,247	$10,792	$11,897
11/24	$12,299	$10,906	$11,942
12/24	$12,364	$10,728	$11,993
01/25	$12,413	$10,785	$12,038
02/25	$12,457	$11,022	$12,081
03/25	$12,509	$11,026	$12,127
04/25	$12,543	$11,070	$12,171
05/25	$12,592	$10,990	$12,205
06/25	$12,654	$11,159	$12,252
07/25	$12,704	$11,130	$12,289
08/25	$12,767	$11,263	$12,348
09/25	$12,829	$11,386	$12,397
10/25	$12,866	$11,457	$12,438
11/25	$12,914	$11,528	$12,481
12/25	$12,966	$11,511	$12,528
01/26	$13,011	$11,523	$12,565
02/26	$13,049	$11,712	$12,600
03/26	$13,082	$11,506	$12,627
04/26	$13,126	$11,519	$12,670
05/26	$13,170	$11,554	$12,708
06/26	$13,214	$11,582	$12,739
07/26	$13,261	$11,431	$12,781
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.39	4.02	2.86
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. Short-Term Government/Corporate Index	4.00	3.51	2.48

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,901,560,937
Total number of portfolio holdings	242
Management services fees (represents 0.21% of Fund average net assets)	$3,241,557
Portfolio turnover for the reporting period	88%

Columbia Ultra Short Term Bond Fund | Institutional 3 Class | ASR103-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Affirm Asset Securitization Trust 4.620% 09/15/2029	1.9%
Hyundai Auto Lease Securitization Trust 4.620% 04/17/2028	1.8%
Nissan Master Owner Trust Receivables 5.050% 02/15/2029	1.7%
Ford Credit Auto Owner Trust 3.880% 11/15/2034	1.6%
GMF Floorplan Owner Revolving Trust 5.130% 03/15/2029	1.5%
CarMax Auto Owner Trust 5.500% 01/16/2029	1.4%
Toorak Mortgage Trust 5.524% 02/25/2040	1.1%
Bank of America Merrill Lynch Commercial Mortgage Trust 3.311% 02/15/2050	1.1%
SoFi Consumer Loan Program 4.460% 06/25/2035	1.1%
Hyundai Auto Lease Securitization Trust 4.830% 01/18/2028	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	45.8%
Asset-Backed Securities - Non-Agency	33.6%
Residential Mortgage-Backed Securities - Non-Agency	9.1%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Money Market Funds	1.2%
U.S. Government & Agency Obligations	1.0%
Foreign Government Obligations	1.0%
Treasury Bills	1.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund | Institutional 3 Class | ASR103-17_(09/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Audit fees (a)	132,900	129,692	0	0
Audit-related fees (b)	0	7,500	0	0
Tax fees (c)	59,497	62,041	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Cornerstone Growth Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Cornerstone Growth Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 11.4%
Diversified Telecommunication Services 0.2%
Space Exploration Technologies Corp., Class A(a)	126,564	13,715,741
Entertainment 0.9%
TKO Group Holdings, Inc.	302,124	54,929,164
Interactive Media & Services 10.3%
Alphabet, Inc., Class A	1,096,868	390,627,601
Alphabet, Inc., Class C	60,083	21,428,602
Meta Platforms, Inc., Class A	458,026	254,987,654
Total		667,043,857
Total Communication Services		735,688,762
Consumer Discretionary 8.6%
Automobiles 0.8%
Tesla, Inc.(a)	169,718	52,817,939
Broadline Retail 2.1%
Amazon.com, Inc.(a)	496,676	134,887,268
Hotels, Restaurants & Leisure 4.6%
DraftKings, Inc., Class A(a)	2,009,659	47,186,793
Expedia Group, Inc.	279,137	82,272,840
Hilton Worldwide Holdings, Inc.	336,765	107,929,815
Jersey Mike’s Subs, Inc., Class A(a)	232,535	5,348,305
Royal Caribbean Cruises Ltd.	175,634	55,904,302
Total		298,642,055
Specialty Retail 1.1%
TJX Companies, Inc. (The)	439,588	69,164,776
Total Consumer Discretionary		555,512,038
Consumer Staples 2.4%
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	112,538	107,123,797
Household Products 0.7%
Colgate-Palmolive Co.	534,452	48,795,467
Total Consumer Staples		155,919,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.8%
Banks 1.8%
Bank of America Corp.	1,076,540	66,691,653
Citigroup, Inc.	378,592	50,144,510
Total		116,836,163
Capital Markets 0.7%
Goldman Sachs Group, Inc. (The)	43,339	44,135,571
Financial Services 3.3%
Visa, Inc., Class A	587,129	214,965,541
Total Financials		375,937,275
Health Care 9.0%
Biotechnology 3.1%
Argenx SE, ADR(a)	37,238	31,794,549
Insmed, Inc.(a)	586,770	57,855,522
Madrigal Pharmaceuticals, Inc.(a)	71,212	33,278,792
Revolution Medicines, Inc.(a)	226,688	42,510,801
Vertex Pharmaceuticals, Inc.(a)	65,612	31,303,485
Total		196,743,149
Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc.(a)	127,885	45,185,607
Health Care Providers & Services 0.6%
Guardant Health, Inc.(a)	231,770	37,544,422
Life Sciences Tools & Services 0.8%
Illumina, Inc.(a)	263,970	54,140,247
Pharmaceuticals 3.8%
Eli Lilly & Co.	215,893	248,026,514
Total Health Care		581,639,939
Industrials 9.2%
Aerospace & Defense 2.7%
Arxis, Inc.(a)	1,072,514	58,237,510
General Dynamics Corp.	198,531	76,120,756
Karman Holdings, Inc.(a)	893,638	43,028,670
Total		177,386,936
Commercial Services & Supplies 1.0%
Cintas Corp.	301,961	61,790,279
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.7%
MasTec, Inc.(a)	170,539	44,868,811
Electrical Equipment 2.9%
Bloom Energy Corp., Class A(a)	231,864	47,719,930
Eaton Corp. PLC	148,890	61,819,128
Vertiv Holdings Co.	312,405	75,467,676
Total		185,006,734
Machinery 0.8%
Symbotic, Inc.(a)	1,268,641	54,614,995
Trading Companies & Distributors 1.1%
United Rentals, Inc.	65,627	70,828,596
Total Industrials		594,496,351
Information Technology 50.9%
Communications Equipment 1.8%
Arista Networks, Inc.(a)	653,172	117,799,570
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	647,572	104,064,820
IT Services 1.6%
Snowflake, Inc., Class A(a)	356,293	104,493,611
Semiconductors & Semiconductor Equipment 24.6%
Advanced Micro Devices, Inc.(a)	341,757	162,727,596
Applied Materials, Inc.	253,415	128,651,193
Broadcom, Inc.	740,771	288,367,335
Micron Technology, Inc.	140,508	115,642,299
NVIDIA Corp.	4,456,143	894,570,707
Total		1,589,959,130
Software 12.0%
CrowdStrike Holdings, Inc., Class A(a)	761,864	145,409,363
Microsoft Corp.	744,475	345,972,422
Palantir Technologies, Inc., Class A(a)	243,026	29,906,780
Palo Alto Networks, Inc.(a)	471,499	156,457,513
ServiceNow, Inc.(a)	874,121	97,228,479
Total		774,974,557
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	1,392,286	430,091,068
Sandisk Corp.(a)	53,019	64,409,072
Western Digital Corp.	189,785	103,402,460
Total		597,902,600
Total Information Technology		3,289,194,288
Real Estate 1.5%
Specialized REITs 1.5%
Equinix, Inc.	95,577	97,419,725
Total Real Estate		97,419,725
Total Common Stocks (Cost $2,940,606,062)		6,385,807,642

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(b),(c)	76,123,812	76,078,138
Total Money Market Funds (Cost $76,082,612)		76,078,138
Total Investments in Securities (Cost: $3,016,688,674)		6,461,885,780
Other Assets & Liabilities, Net		(1,257,084)
Net Assets		6,460,628,696
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Cornerstone Growth Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	18,932,875	—	(17,923,992)	(1,008,883)	—	—	2,248,655	—	—
Columbia Short-Term Cash Fund, 3.813%
	27,881,905	600,447,464	(552,247,747)	(3,484)	76,078,138	—	(8,205)	1,356,140	76,123,812
Total	46,814,780			(1,012,367)	76,078,138	—	2,240,450	1,356,140
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	735,688,762	—	—	735,688,762
Consumer Discretionary	555,512,038	—	—	555,512,038
Consumer Staples	155,919,264	—	—	155,919,264
Financials	375,937,275	—	—	375,937,275
Health Care	581,639,939	—	—	581,639,939
Industrials	594,496,351	—	—	594,496,351
Information Technology	3,289,194,288	—	—	3,289,194,288
Real Estate	97,419,725	—	—	97,419,725
Total Common Stocks	6,385,807,642	—	—	6,385,807,642
Money Market Funds	76,078,138	—	—	76,078,138
Total Investments in Securities	6,461,885,780	—	—	6,461,885,780
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Cornerstone Growth Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,940,606,062)	$6,385,807,642
Affiliated issuers (cost $76,082,612)	76,078,138
Receivable for:
Capital shares sold	1,121,139
Dividends	887,909
Prepaid expenses	23,190
Deferred compensation of board members	602,308
Total assets	6,464,520,326
Liabilities
Payable for:
Capital shares redeemed	2,548,427
Management services fees	110,915
Distribution and/or service fees	25,119
Transfer agent fees	285,325
Compensation of board members	2,581
Other expenses	143,254
Deferred compensation of board members	776,009
Total liabilities	3,891,630
Net assets applicable to outstanding capital stock	$6,460,628,696
Represented by
Paid in capital	1,892,573,349
Total distributable earnings (loss)	4,568,055,347
Total - representing net assets applicable to outstanding capital stock	$6,460,628,696
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
7

Statement of Assets and Liabilities (continued)
July 31, 2026
Class A
Net assets	$3,451,559,668
Shares outstanding	44,248,495
Net asset value per share	$78.00
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$82.76
Class C
Net assets	$44,480,369
Shares outstanding	852,929
Net asset value per share	$52.15
Class E
Net assets	$15,289,992
Shares outstanding	201,059
Net asset value per share	$76.05
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$79.63
Institutional Class
Net assets	$1,726,890,382
Shares outstanding	20,371,774
Net asset value per share	$84.77
Institutional 2 Class
Net assets	$123,774,542
Shares outstanding	1,455,070
Net asset value per share	$85.06
Institutional 3 Class
Net assets	$868,349,944
Shares outstanding	10,128,454
Net asset value per share	$85.73
Class R
Net assets	$22,229,462
Shares outstanding	294,743
Net asset value per share	$75.42
Class S
Net assets	$208,054,337
Shares outstanding	2,454,358
Net asset value per share	$84.77
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Cornerstone Growth Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$31,633,743
Dividends — affiliated issuers	1,356,140
Total income	32,989,883
Expenses:
Management services fees	40,456,094
Distribution and/or service fees
Class A	8,693,667
Class C	459,524
Class E	53,859
Class R	113,710
Transfer agent fees
Class A	2,428,012
Class C	32,080
Class E	38,364
Institutional Class	1,154,722
Institutional 2 Class	57,197
Institutional 3 Class	30,716
Class R	15,878
Class S	147,137
Custodian fees	32,680
Printing and postage fees	168,584
Registration fees	212,535
Accounting services fees	33,529
Legal fees	103,971
Compensation of chief compliance officer	1,044
Compensation of board members	73,798
Deferred compensation of board members	53,868
Other	109,054
Total expenses	54,470,023
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(4,909)
Expense reduction	(5,118)
Total net expenses	54,459,996
Net investment loss	(21,470,113)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,367,156,950
Investments — affiliated issuers	2,240,450
Option contracts written	3,832,956
Net realized gain	1,373,230,356
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(705,505,388)
Investments — affiliated issuers	(1,012,367)
Net change in unrealized appreciation (depreciation)	(706,517,755)
Net realized and unrealized gain	666,712,601
Net increase in net assets resulting from operations	$645,242,488
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment loss	$(21,470,113)	$(20,784,424)
Net realized gain	1,373,230,356	466,040,560
Net change in unrealized appreciation (depreciation)	(706,517,755)	632,233,952
Net increase in net assets resulting from operations	645,242,488	1,077,490,088
Distributions to shareholders
Net investment income and net realized gains
Class A	(304,905,142)	(181,820,409)
Class C	(5,666,001)	(3,572,830)
Class E	(1,335,682)	(953,430)
Institutional Class	(135,547,687)	(73,911,998)
Institutional 2 Class	(8,818,853)	(3,857,828)
Institutional 3 Class	(71,570,015)	(44,295,650)
Class R	(2,005,827)	(1,119,295)
Class S	(17,720,973)	(10,632,086)
Total distributions to shareholders	(547,570,180)	(320,163,526)
Increase (decrease) in net assets from capital stock activity	112,286,579	(203,722,393)
Total increase in net assets	209,958,887	553,604,169
Net assets at beginning of year	6,250,669,809	5,697,065,640
Net assets at end of year	$6,460,628,696	$6,250,669,809
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Cornerstone Growth Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	736,150	56,757,155	1,197,482	84,280,566
Distributions reinvested	3,766,650	288,939,752	2,341,590	172,036,637
Shares redeemed	(4,860,274)	(375,589,171)	(5,075,763)	(354,655,071)
Net decrease	(357,474)	(29,892,264)	(1,536,691)	(98,337,868)
Advisor Class
Shares sold	—	—	34,962	2,704,904
Shares redeemed	—	—	(421,200)	(34,329,427)
Net decrease	—	—	(386,238)	(31,624,523)
Class C
Shares sold	114,169	5,958,556	177,417	8,715,585
Distributions reinvested	107,795	5,555,758	66,892	3,448,935
Shares redeemed	(233,978)	(12,196,019)	(312,334)	(15,522,588)
Net decrease	(12,014)	(681,705)	(68,025)	(3,358,068)
Class E
Shares sold	28	2,020	16	4,146
Distributions reinvested	17,826	1,335,682	13,261	953,430
Shares redeemed	(23,812)	(1,809,690)	(57,244)	(3,988,660)
Net decrease	(5,958)	(471,988)	(43,967)	(3,031,084)
Institutional Class
Shares sold	3,659,525	304,593,414	3,048,960	231,524,425
Distributions reinvested	1,519,700	126,484,673	859,894	68,060,637
Shares redeemed	(3,314,999)	(273,998,094)	(6,106,574)	(455,553,078)
Net increase (decrease)	1,864,226	157,079,993	(2,197,720)	(155,968,016)
Institutional 2 Class
Shares sold	445,499	38,025,060	512,556	38,809,465
Distributions reinvested	105,469	8,807,753	48,477	3,848,627
Shares redeemed	(248,326)	(20,854,896)	(301,005)	(22,916,976)
Net increase	302,642	25,977,917	260,028	19,741,116
Institutional 3 Class
Shares sold	963,775	80,671,003	1,444,640	103,191,784
Distributions reinvested	640,633	53,902,847	417,587	33,381,881
Shares redeemed	(1,946,893)	(167,501,354)	(3,450,210)	(263,469,230)
Net decrease	(342,485)	(32,927,504)	(1,587,983)	(126,895,565)
Class R
Shares sold	37,415	2,784,150	80,407	5,418,576
Distributions reinvested	26,078	1,937,314	14,937	1,065,905
Shares redeemed	(69,879)	(5,217,289)	(57,548)	(3,828,711)
Net increase (decrease)	(6,386)	(495,825)	37,796	2,655,770
Class S
Shares sold	7,776	660,987	2,695,713	205,156,521
Distributions reinvested	212,271	17,667,314	134,328	10,632,086
Shares redeemed	(295,036)	(24,630,346)	(300,694)	(22,692,762)
Net increase (decrease)	(74,989)	(6,302,045)	2,529,347	193,095,845
Total net increase (decrease)	1,367,562	112,286,579	(2,993,453)	(203,722,393)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$77.10	(0.35)	8.28	7.93	(7.03)	(7.03)
Year Ended 7/31/2025	$67.86	(0.33)	13.62	13.29	(4.05)	(4.05)
Year Ended 7/31/2024	$55.73	(0.18)	14.82	14.64	(2.51)	(2.51)
Year Ended 7/31/2023	$47.59	(0.04)	8.18	8.14	—	—
Year Ended 7/31/2022	$62.66	(0.13)	(9.54)	(9.67)	(5.40)	(5.40)
Class C
Year Ended 7/31/2026	$53.85	(0.63)	5.73	5.10	(6.80)	(6.80)
Year Ended 7/31/2025	$48.81	(0.60)	9.69	9.09	(4.05)	(4.05)
Year Ended 7/31/2024	$41.05	(0.46)	10.73	10.27	(2.51)	(2.51)
Year Ended 7/31/2023	$35.33	(0.29)	6.01	5.72	—	—
Year Ended 7/31/2022	$47.73	(0.41)	(7.05)	(7.46)	(4.94)	(4.94)
Class E
Year Ended 7/31/2026	$75.33	(0.55)	8.09	7.54	(6.82)	(6.82)
Year Ended 7/31/2025	$66.54	(0.50)	13.34	12.84	(4.05)	(4.05)
Year Ended 7/31/2024	$54.85	(0.35)	14.55	14.20	(2.51)	(2.51)
Year Ended 7/31/2023	$47.01	(0.21)	8.05	7.84	—	—
Year Ended 7/31/2022	$61.99	(0.29)	(9.46)	(9.75)	(5.23)	(5.23)
Institutional Class
Year Ended 7/31/2026	$83.20	(0.17)	8.96	8.79	(7.22)	(7.22)
Year Ended 7/31/2025	$72.77	(0.16)	14.64	14.48	(4.05)	(4.05)
Year Ended 7/31/2024	$59.45	(0.04)	15.87	15.83	(2.51)	(2.51)
Year Ended 7/31/2023	$50.64	0.08	8.73	8.81	—	—
Year Ended 7/31/2022	$66.34	0.01	(10.16)	(10.15)	(5.55)	(5.55)
Institutional 2 Class
Year Ended 7/31/2026	$83.46	(0.16)	8.99	8.83	(7.23)	(7.23)
Year Ended 7/31/2025	$72.97	(0.15)	14.69	14.54	(4.05)	(4.05)
Year Ended 7/31/2024	$59.60	(0.05)	15.93	15.88	(2.51)	(2.51)
Year Ended 7/31/2023	$50.75	0.17	8.68	8.85	—	—
Year Ended 7/31/2022	$66.47	0.02	(10.18)	(10.16)	(5.56)	(5.56)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Cornerstone Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$78.00	10.44%	0.96%	0.96% (c)	(0.45% )	54%	$3,451,560
Year Ended 7/31/2025	$77.10	19.88%	0.97%	0.97% (c)	(0.47% )	48%	$3,439,215
Year Ended 7/31/2024	$67.86	27.17%	0.98%	0.98% (c)	(0.31% )	39%	$3,131,030
Year Ended 7/31/2023	$55.73	17.10%	1.00% (d)	1.00% (c),(d)	(0.10% )	45%	$2,388,322
Year Ended 7/31/2022	$47.59	(17.35% )	0.98% (d)	0.98% (d)	(0.23% )	46%	$2,203,137
Class C
Year Ended 7/31/2026	$52.15	9.62%	1.71%	1.71% (c)	(1.20% )	54%	$44,480
Year Ended 7/31/2025	$53.85	18.99%	1.72%	1.72% (c)	(1.22% )	48%	$46,576
Year Ended 7/31/2024	$48.81	26.21%	1.73%	1.73% (c)	(1.05% )	39%	$45,536
Year Ended 7/31/2023	$41.05	16.19%	1.75% (d)	1.75% (c),(d)	(0.83% )	45%	$41,296
Year Ended 7/31/2022	$35.33	(17.96% )	1.73% (d)	1.73% (d)	(0.96% )	46%	$44,314
Class E
Year Ended 7/31/2026	$76.05	10.15%	1.24%	1.24% (c)	(0.73% )	54%	$15,290
Year Ended 7/31/2025	$75.33	19.59%	1.24%	1.24% (c)	(0.73% )	48%	$15,595
Year Ended 7/31/2024	$66.54	26.80%	1.27%	1.27% (c)	(0.59% )	39%	$16,701
Year Ended 7/31/2023	$54.85	16.68%	1.37% (d)	1.36% (c),(d)	(0.45% )	45%	$15,437
Year Ended 7/31/2022	$47.01	(17.61% )	1.28% (d)	1.28% (d)	(0.53% )	46%	$15,022
Institutional Class
Year Ended 7/31/2026	$84.77	10.73%	0.71%	0.71% (c)	(0.20% )	54%	$1,726,890
Year Ended 7/31/2025	$83.20	20.18%	0.72%	0.72% (c)	(0.22% )	48%	$1,539,893
Year Ended 7/31/2024	$72.77	27.48%	0.73%	0.73% (c)	(0.06% )	39%	$1,506,699
Year Ended 7/31/2023	$59.45	17.40%	0.75% (d)	0.75% (c),(d)	0.15%	45%	$1,184,525
Year Ended 7/31/2022	$50.64	(17.15% )	0.73% (d)	0.73% (d)	0.02%	46%	$1,066,894
Institutional 2 Class
Year Ended 7/31/2026	$85.06	10.74%	0.70%	0.70%	(0.19% )	54%	$123,775
Year Ended 7/31/2025	$83.46	20.21%	0.70%	0.70%	(0.20% )	48%	$96,187
Year Ended 7/31/2024	$72.97	27.50%	0.71%	0.71%	(0.07% )	39%	$65,121
Year Ended 7/31/2023	$59.60	17.44%	0.72% (d)	0.72% (d)	0.35%	45%	$24,642
Year Ended 7/31/2022	$50.75	(17.13% )	0.71% (d)	0.71% (d)	0.04%	46%	$83,838
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2026	$84.06	(0.11)	9.05	8.94	(7.27)	(7.27)
Year Ended 7/31/2025	$73.44	(0.11)	14.78	14.67	(4.05)	(4.05)
Year Ended 7/31/2024	$59.93	0.01	16.01	16.02	(2.51)	(2.51)
Year Ended 7/31/2023	$51.01	0.12	8.80	8.92	—	—
Year Ended 7/31/2022	$66.78	0.05	(10.23)	(10.18)	(5.59)	(5.59)
Class R
Year Ended 7/31/2026	$74.76	(0.52)	8.03	7.51	(6.85)	(6.85)
Year Ended 7/31/2025	$66.06	(0.49)	13.24	12.75	(4.05)	(4.05)
Year Ended 7/31/2024	$54.45	(0.34)	14.46	14.12	(2.51)	(2.51)
Year Ended 7/31/2023	$46.62	(0.16)	7.99	7.83	—	—
Year Ended 7/31/2022	$61.49	(0.26)	(9.36)	(9.62)	(5.25)	(5.25)
Class S
Year Ended 7/31/2026	$83.20	(0.17)	8.96	8.79	(7.22)	(7.22)
Year Ended 7/31/2025(e)	$75.13	(0.16)	12.28	12.12	(4.05)	(4.05)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Cornerstone Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2026	$85.73	10.80%	0.65%	0.65%	(0.13% )	54%	$868,350
Year Ended 7/31/2025	$84.06	20.26%	0.65%	0.65%	(0.15% )	48%	$880,236
Year Ended 7/31/2024	$73.44	27.58%	0.66%	0.66%	0.02%	39%	$885,574
Year Ended 7/31/2023	$59.93	17.49%	0.67% (d)	0.67% (d)	0.24%	45%	$732,643
Year Ended 7/31/2022	$51.01	(17.09% )	0.66% (d)	0.66% (d)	0.09%	46%	$704,377
Class R
Year Ended 7/31/2026	$75.42	10.18%	1.21%	1.21% (c)	(0.70% )	54%	$22,229
Year Ended 7/31/2025	$74.76	19.59%	1.22%	1.22% (c)	(0.72% )	48%	$22,514
Year Ended 7/31/2024	$66.06	26.85%	1.23%	1.23% (c)	(0.58% )	39%	$17,397
Year Ended 7/31/2023	$54.45	16.80%	1.25% (d)	1.25% (c),(d)	(0.34% )	45%	$9,150
Year Ended 7/31/2022	$46.62	(17.56% )	1.23% (d)	1.23% (d)	(0.48% )	46%	$8,043
Class S
Year Ended 7/31/2026	$84.77	10.73%	0.71%	0.71% (c)	(0.20% )	54%	$208,054
Year Ended 7/31/2025 (e)	$83.20	16.41%	0.73%	0.73%	(0.25% )	48%	$210,453
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Growth Fund  | 2026
15

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Cornerstone Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date and are closed to new investors and new accounts.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the
Columbia Cornerstone Growth Fund  | 2026
17

Notes to Financial Statements (continued)
July 31, 2026
clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends
18
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At July 31, 2026, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	3,832,956
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2026:
Derivative instrument	Average value ($)
Option contracts written	(173,418)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Cornerstone Growth Fund  | 2026
19

Notes to Financial Statements (continued)
July 31, 2026
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
20
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.63% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Cornerstone Growth Fund  | 2026
21

Notes to Financial Statements (continued)
July 31, 2026
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Class E	0.25
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.07
Class S	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $5,118.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class E shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10% and 0.50% of the average daily net assets attributable to Class A, Class C, Class E and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	556,819
Class C	—	1.00 (b)	4,527
Class E	4.50	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
22
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	1.06	1.06
Class C	1.81	1.81
Class E	1.34	1.33
Institutional Class	0.81	0.81
Institutional 2 Class	0.79	0.80
Institutional 3 Class	0.74	0.75
Class R	1.31	1.31
Class S	0.81	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, tax straddles, late-year ordinary losses, post-October capital losses, trustees’ deferred compensation, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
21,516,489	(50,976,489)	29,460,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Cornerstone Growth Fund  | 2026
23

Notes to Financial Statements (continued)
July 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
21,548,166	526,022,014	547,570,180	—	320,163,526	320,163,526
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	1,281,872,964	—	3,414,871,328
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,047,014,452	3,609,263,775	(194,392,447)	3,414,871,328
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of July 31, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on August 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
13,310,805	114,602,132
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,451,405,465 and $3,952,818,733, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
24
Columbia Cornerstone Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Cornerstone Growth Fund  | 2026
25

Notes to Financial Statements (continued)
July 31, 2026
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 43.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia Cornerstone Growth Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Cornerstone Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Cornerstone Growth Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Cornerstone Growth Fund  | 2026
27

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$1,542,563,868
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
28
Columbia Cornerstone Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Cornerstone Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Cornerstone Growth Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
30
Columbia Cornerstone Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Cornerstone Growth Fund  | 2026
31

Columbia Cornerstone Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN174_(09/26)

Columbia Oregon Intermediate Municipal Bond Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Oregon Intermediate Municipal Bond Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.050%	1,000,000	1,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.050%	900,000	900,000
Total			1,900,000
Total Floating Rate Notes (Cost $1,900,000)			1,900,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.9%
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,787,379
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2036	5.000%	650,000	670,849
07/01/2044	5.000%	1,250,000	1,269,625
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,184,554
Series 2024-30
07/01/2042	5.250%	4,000,000	4,240,806
Total			14,153,213
Charter Schools 0.3%
Oregon State Facilities Authority(d)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2035	4.625%	270,000	271,740
06/15/2045	5.500%	475,000	479,471
Total			751,211
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.9%
City of Forest Grove
Refunding Revenue Bonds
Pacific University
Series 2022
05/01/2037	4.000%	635,000	588,919
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	492,073
Oregon State University
Refunding Revenue Bonds
Series 2025C
04/01/2045	5.000%	1,620,000	1,712,007
Revenue Bonds
Series 2026
04/01/2036	5.000%	650,000	733,593
University of Oregon
Refunding Revenue Bonds
Series 2026A
04/01/2045	5.000%	1,750,000	1,864,707
Total			5,391,299
Hospital 12.1%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	265,285
09/01/2030	5.000%	830,000	830,672
09/01/2031	5.000%	500,000	500,343
09/01/2032	5.000%	270,000	270,167
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,266,057
08/15/2037	5.000%	2,900,000	3,008,200
08/15/2039	4.000%	1,100,000	1,028,809
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,506,335
Series 2019A
07/01/2032	5.000%	5,175,000	5,443,241
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,320,035
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,051,648
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,600,981
06/01/2034	5.000%	3,185,000	3,186,821
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,000,924
05/15/2030	5.000%	1,000,000	1,000,841
05/15/2031	5.000%	1,025,000	1,025,774
05/15/2041	4.000%	2,500,000	2,288,262
Series 2019
05/15/2037	5.000%	2,305,000	2,380,100
Total			34,974,495
Local General Obligation 26.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	513,349
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Bonds
Series 2018B
06/15/2035	5.000%	2,500,000	2,579,469
City of Bend
Limited General Obligation Bonds
Series 2024
06/01/2041	5.000%	1,765,000	1,906,627
06/01/2043	5.000%	1,580,000	1,695,398
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2027	5.000%	1,715,000	1,716,736
City of Portland
Limited General Obligation Bonds
Fleet Maintenance Facility
Series 2026A
04/01/2043	5.000%	855,000	925,306
04/01/2044	5.000%	1,770,000	1,905,314
City of Redmond(c)
Limited General Obligation Bonds
Airport Expansion Projects
Series 2025
06/01/2043	5.250%	1,000,000	1,052,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,682,783
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,015,025
Clackamas & Washington Counties School District No. 3
Limited General Obligation Bonds
Series 2026B
06/15/2044	5.000%	3,805,000	4,094,543
Unlimited General Obligation Bonds
Series 2020B
06/15/2029	5.000%	435,000	461,598
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	770,546
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,559,401
Clackamas County School District No. 35 Molalla River
Unlimited General Obligation Bonds
Series 2024B
06/15/2041	5.000%	800,000	861,493
Clackamas County School District No. 7J Lake Oswego
Unlimited General Obligation Bonds
Series 2026
06/01/2043	5.000%	1,000,000	1,075,799
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,720,575
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	685,395
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	223,010
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	516,808
06/15/2035	5.000%	1,000,000	1,032,155
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	1,000,000	1,015,508
Series 2020
06/15/2029	5.000%	550,000	583,005
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	743,866
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,609,054
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,969,585
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2028	0.000%	1,480,000	1,402,630
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,595,212
Lincoln County School District
Unlimited General Obligation Bonds
Series 2025
06/15/2036	5.000%	800,000	894,713
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,019,217
06/15/2035	5.000%	1,000,000	1,016,025
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,036,388
06/15/2033	5.000%	240,000	248,469
Metro
Unlimited General Obligation Bonds
Series 2025
06/01/2038	5.000%	3,000,000	3,336,219
Mount Hood Community College District
Unlimited General Obligation Bonds
Series 2025
06/15/2034	5.000%	3,000,000	3,357,339
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	3,024,257
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,054,279
Oregon City School District No. 62
Unlimited General Obligation Bonds
Series 2025B
06/15/2043	5.000%	1,000,000	1,072,478
Oregon Coast Community College District
Unlimited General Obligation Bonds
Series 2024
06/15/2041	5.000%	400,000	430,747
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,001,206
Series 2023
06/15/2038	5.000%	1,000,000	1,082,720
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,101,880
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,000,973
Series 2020B
06/15/2033	5.000%	1,450,000	1,549,179
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Bonds
Series 2025
06/15/2040	5.000%	2,210,000	2,396,241
Washington & Multnomah Counties School District No. 48J Beaverton(f)
Unlimited General Obligation Bonds
Series 2025A
06/15/2038	0.000%	2,435,000	1,455,310
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,204,921
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,581,419
Total			77,776,970
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 3.1%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2036	5.000%	1,000,000	953,308
State of Oregon Housing & Community Services Department(b)
Revenue Bonds
Gresham Civic Station Apartments Project
Series 2025 (Mandatory Put 07/01/28)
07/01/2044	3.125%	1,000,000	999,229
Verde Pines Project
Series 2025O (Mandatory Put 02/01/28)
12/01/2059	3.100%	1,875,000	1,873,484
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	5,000,000	5,053,939
Total			8,879,960
Municipal Power 3.9%
Central Lincoln People’s Utility District
Refunding Revenue Bonds
Series 2025
12/01/2043	5.000%	700,000	747,469
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2024
08/01/2040	5.000%	525,000	563,338
08/01/2041	5.000%	500,000	533,369
08/01/2042	5.000%	650,000	692,715
Series 2026
08/01/2036	5.000%	600,000	676,411
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	541,842
08/01/2030	5.000%	420,000	429,093
08/01/2031	5.000%	450,000	459,386
08/01/2032	5.000%	250,000	255,042
Emerald Peoples Utility District
Revenue Bonds
Series 2025
06/01/2042	5.000%	3,245,000	3,475,999
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,464,528
12/01/2036	5.000%	1,545,000	1,552,119
Total			11,391,311
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.4%
Oregon State Facilities Authority
Revenue Bonds
Southern Oregon Goodwill Project
Series 2025
12/01/2040	5.000%	420,000	426,196
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	609,717
Total			1,035,913
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	810,000	810,810
01/01/2029	5.000%	1,070,000	1,071,291
Total			1,882,101
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,199,756
12/01/2035	4.000%	1,290,000	1,227,781
Total			2,427,537
Refunded / Escrowed 3.8%
City of Eugene Water Utility System
Prerefunded 08/01/26 Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	500,000
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	252,862
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,000,421
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,001,014
09/01/2032	4.000%	1,250,000	1,251,268
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,597,842
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	563,814
09/01/2035	5.000%	800,000	820,092
Total			10,987,313
Retirement Communities 1.5%
Albany Hospital Facility Authority
Revenue Bonds
Mennonite Village Project
Series 2026
05/15/2045	5.250%	1,000,000	1,027,272
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst
Series 2018
05/15/2038	5.000%	220,000	220,358
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	325,938
12/01/2036	5.000%	900,000	901,233
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	740,512
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	558,877
05/15/2038	5.000%	500,000	503,981
Total			4,278,171
Single Family 3.1%
State of Oregon Housing & Community Services Department
Refunding Revenue Bonds
Single-Family Mortgage Program
Series 2024
01/01/2036	4.050%	995,000	996,539
07/01/2036	4.050%	1,240,000	1,237,924
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,428,775
Series 2020A
07/01/2028	1.700%	1,040,000	997,336
01/01/2029	1.750%	1,010,000	955,416
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
07/01/2035	2.000%	2,000,000	1,677,244
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	989,109
01/01/2029	1.200%	250,000	235,232
01/01/2030	1.450%	375,000	342,096
Total			8,859,671
Special Non Property Tax 12.1%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	443,171
06/15/2031	5.000%	725,000	738,118
06/15/2032	5.000%	780,000	793,642
Oregon State Lottery
Refunding Revenue Bonds
Series 2025A
04/01/2034	5.000%	1,000,000	1,113,321
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,807,334
Series 2022A
04/01/2035	5.000%	2,250,000	2,444,378
Series 2023A
04/01/2039	5.000%	2,000,000	2,139,308
04/01/2040	5.000%	1,145,000	1,219,198
Series 2024A
04/01/2041	5.000%	2,000,000	2,134,450
Series 2026A
04/01/2044	5.000%	3,000,000	3,214,458
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	1,000,000	1,006,714
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,096,608
11/15/2038	5.000%	1,020,000	1,063,061
Revenue Bonds
Highway User Tax
Subordinated Series 2026A
11/15/2043	5.000%	1,000,000	1,071,529
Series 2022A
11/15/2040	5.000%	2,000,000	2,139,041
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,122,797
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
7

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,146,582
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Senior Lien
Series 2026A
09/01/2037	5.000%	1,500,000	1,686,862
09/01/2038	5.000%	1,000,000	1,114,813
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2039	4.000%	1,460,000	1,451,490
Total			34,946,875
State General Obligation 6.1%
State of Oregon
Limited General Obligation Bonds
Article XI - Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,209,210
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	504,201
12/01/2031	2.000%	450,000	400,263
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2023
05/01/2040	5.000%	2,000,000	2,140,462
Series 2019
06/01/2038	5.000%	3,000,000	3,119,861
Series 2019G
08/01/2033	5.000%	1,320,000	1,392,108
Series 2023G
08/01/2041	5.000%	2,320,000	2,475,532
Series 2025K
11/01/2037	5.000%	950,000	1,055,581
Veterans Welfare Bonds
Series 2026
12/01/2041	4.250%	1,165,000	1,139,607
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	750,767
Series 2016A
08/01/2031	3.500%	500,000	487,753
08/01/2032	3.500%	500,000	483,329
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2025
05/01/2034	5.000%	500,000	559,845
08/01/2034	5.000%	850,000	953,321
Total			17,671,840
Transportation 3.8%
State of Oregon Department of Transportation
Revenue Bonds
Second Lien - GARVEE Program (The)
Series 2024
05/15/2038	5.000%	1,000,000	1,093,585
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,239,200
10/01/2027	5.000%	1,485,000	1,521,816
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	6,993,404
Total			10,848,005
Water & Sewer 12.8%
City of Beaverton
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,159,886
Series 2024
04/01/2040	5.000%	2,070,000	2,236,195
City of Bend
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,452,323
City of Eugene Water Utility System
Refunding Revenue Bonds
Series 2026
08/01/2042	5.000%	1,000,000	1,078,290
08/01/2043	5.000%	1,000,000	1,072,648
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	202,485
08/01/2041	5.000%	525,000	557,884
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,135,118
12/01/2042	5.000%	5,000,000	5,320,779
12/01/2043	5.000%	1,085,000	1,150,556
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2025A
10/01/2039	5.000%	2,000,000	2,174,773
10/01/2041	5.000%	1,250,000	1,348,765
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,375,631
Second Lien
Subordinated Series 2024A
05/01/2038	5.000%	1,500,000	1,633,834
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2027	4.000%	270,000	272,135
City of Tigard Water
Refunding Revenue Bonds
Series 2025 (BAM)
08/01/2043	5.000%	1,000,000	1,069,740
Medford Water Commission
Revenue Bonds
Series 2024
07/15/2031	5.000%	1,120,000	1,219,784
07/15/2032	5.000%	1,650,000	1,815,784
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,743,960
Series 2024
06/01/2042	5.000%	1,000,000	1,072,063
Total			37,092,633
Total Municipal Bonds (Cost $288,889,770)			283,348,518

Money Market Funds 0.5%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.187%(h)	1,323,099	1,323,231
Total Money Market Funds (Cost $1,323,099)		1,323,231
Total Investments in Securities (Cost: $292,112,869)		286,571,749
Other Assets & Liabilities, Net		2,343,484
Net Assets		288,915,233
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $2,314,236, which represents 0.80% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2026.

(f)	Zero coupon bond.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2026, the total value of these securities amounted to $5,610,138, which represents 1.94% of total net assets.

(h)	The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
9

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,900,000	—	1,900,000
Municipal Bonds	—	283,348,518	—	283,348,518
Money Market Funds	1,323,231	—	—	1,323,231
Total Investments in Securities	1,323,231	285,248,518	—	286,571,749
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $292,112,869)	$286,571,749
Cash	1,490
Receivable for:
Capital shares sold	758,908
Dividends	3,776
Interest	2,723,992
Prepaid expenses	3,880
Deferred compensation of board members	172,256
Total assets	290,236,051
Liabilities
Payable for:
Capital shares redeemed	381,079
Distributions to shareholders	684,551
Management services fees	3,719
Distribution and/or service fees	140
Transfer agent fees	11,494
Compensation of board members	463
Other expenses	28,445
Deferred compensation of board members	210,927
Total liabilities	1,320,818
Net assets applicable to outstanding capital stock	$288,915,233
Represented by
Paid in capital	297,988,127
Total distributable earnings (loss)	(9,072,894)
Total - representing net assets applicable to outstanding capital stock	$288,915,233
Class A
Net assets	$19,951,820
Shares outstanding	1,723,659
Net asset value per share	$11.58
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.94
Institutional Class
Net assets	$144,517,106
Shares outstanding	12,484,335
Net asset value per share	$11.58
Institutional 2 Class
Net assets	$47,177,892
Shares outstanding	4,082,409
Net asset value per share	$11.56
Institutional 3 Class
Net assets	$60,557,604
Shares outstanding	5,223,530
Net asset value per share	$11.59
Class S
Net assets	$16,710,811
Shares outstanding	1,443,601
Net asset value per share	$11.58
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
11

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$41,772
Interest	9,068,757
Total income	9,110,529
Expenses:
Management services fees	1,378,454
Distribution and/or service fees
Class A	56,679
Transfer agent fees
Class A	16,881
Institutional Class	108,052
Institutional 2 Class	24,606
Institutional 3 Class	2,142
Class S	14,381
Custodian fees	2,628
Printing and postage fees	19,972
Registration fees	12,525
Accounting services fees	32,824
Legal fees	19,324
Compensation of chief compliance officer	48
Compensation of board members	13,472
Deferred compensation of board members	11,330
Other	13,719
Total expenses	1,727,037
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(47,279)
Expense reduction	(180)
Total net expenses	1,679,578
Net investment income	7,430,951
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(686,082)
Net realized loss	(686,082)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,549,470
Net change in unrealized appreciation (depreciation)	4,549,470
Net realized and unrealized gain	3,863,388
Net increase in net assets resulting from operations	$11,294,339
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$7,430,951	$7,340,395
Net realized loss	(686,082)	(676,057)
Net change in unrealized appreciation (depreciation)	4,549,470	(3,575,221)
Net increase in net assets resulting from operations	11,294,339	3,089,117
Distributions to shareholders
Net investment income and net realized gains
Class A	(515,866)	(569,795)
Advisor Class	—	(19,518)
Institutional Class	(3,673,168)	(3,964,070)
Institutional 2 Class	(1,193,813)	(1,158,714)
Institutional 3 Class	(1,559,255)	(1,166,267)
Class S	(487,133)	(463,642)
Total distributions to shareholders	(7,429,235)	(7,342,006)
Increase (decrease) in net assets from capital stock activity	3,740	(15,034,808)
Total increase (decrease) in net assets	3,868,844	(19,287,697)
Net assets at beginning of year	285,046,389	304,334,086
Net assets at end of year	$288,915,233	$285,046,389
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
13

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	336,477	3,945,536	382,414	4,406,077
Distributions reinvested	41,544	485,735	47,060	542,367
Shares redeemed	(757,685)	(8,882,676)	(575,752)	(6,631,651)
Net decrease	(379,664)	(4,451,405)	(146,278)	(1,683,207)
Advisor Class
Shares sold	—	—	23,448	272,688
Distributions reinvested	—	—	1,343	15,609
Shares redeemed	—	—	(237,325)	(2,749,069)
Net decrease	—	—	(212,534)	(2,460,772)
Institutional Class
Shares sold	1,385,942	16,202,822	1,807,214	20,882,476
Distributions reinvested	264,092	3,087,856	275,687	3,178,089
Shares redeemed	(1,678,336)	(19,623,756)	(7,422,399)	(85,891,822)
Net decrease	(28,302)	(333,078)	(5,339,498)	(61,831,257)
Institutional 2 Class
Shares sold	1,038,789	12,128,303	1,181,698	13,600,141
Distributions reinvested	101,668	1,186,950	100,269	1,153,731
Shares redeemed	(839,562)	(9,823,395)	(1,884,478)	(21,664,459)
Net increase (decrease)	300,895	3,491,858	(602,511)	(6,910,587)
Institutional 3 Class
Shares sold	1,623,159	18,991,852	4,267,675	49,271,702
Distributions reinvested	20,905	244,849	17,584	202,939
Shares redeemed	(1,137,118)	(13,314,720)	(1,147,064)	(13,161,459)
Net increase	506,946	5,921,981	3,138,195	36,313,182
Class S
Shares sold	536	6,336	2,225,589	25,997,762
Distributions reinvested	41,668	487,133	40,317	463,602
Shares redeemed	(437,385)	(5,119,085)	(427,124)	(4,923,531)
Net increase (decrease)	(395,181)	(4,625,616)	1,838,782	21,537,833
Total net increase (decrease)	4,694	3,740	(1,323,844)	(15,034,808)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
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Columbia Oregon Intermediate Municipal Bond Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$11.42	0.27	0.16	0.43	(0.27)	(0.27)
Year Ended 7/31/2025	$11.58	0.25	(0.16)	0.09	(0.25)	(0.25)
Year Ended 7/31/2024	$11.53	0.24	0.05	0.29	(0.24)	(0.24)
Year Ended 7/31/2023	$11.75	0.23	(0.22)	0.01	(0.23)	(0.23)
Year Ended 7/31/2022	$12.70	0.21	(0.95)	(0.74)	(0.21)	(0.21)
Institutional Class
Year Ended 7/31/2026	$11.42	0.30	0.16	0.46	(0.30)	(0.30)
Year Ended 7/31/2025	$11.58	0.28	(0.16)	0.12	(0.28)	(0.28)
Year Ended 7/31/2024	$11.53	0.27	0.05	0.32	(0.27)	(0.27)
Year Ended 7/31/2023	$11.75	0.26	(0.22)	0.04	(0.26)	(0.26)
Year Ended 7/31/2022	$12.70	0.24	(0.95)	(0.71)	(0.24)	(0.24)
Institutional 2 Class
Year Ended 7/31/2026	$11.40	0.30	0.16	0.46	(0.30)	(0.30)
Year Ended 7/31/2025	$11.56	0.29	(0.16)	0.13	(0.29)	(0.29)
Year Ended 7/31/2024	$11.51	0.27	0.05	0.32	(0.27)	(0.27)
Year Ended 7/31/2023	$11.73	0.26	(0.22)	0.04	(0.26)	(0.26)
Year Ended 7/31/2022	$12.68	0.25	(0.95)	(0.70)	(0.25)	(0.25)
Institutional 3 Class
Year Ended 7/31/2026	$11.44	0.31	0.14	0.45	(0.30)	(0.30)
Year Ended 7/31/2025	$11.60	0.29	(0.16)	0.13	(0.29)	(0.29)
Year Ended 7/31/2024	$11.54	0.28	0.06	0.34	(0.28)	(0.28)
Year Ended 7/31/2023	$11.77	0.27	(0.24)	0.03	(0.26)	(0.26)
Year Ended 7/31/2022	$12.72	0.25	(0.95)	(0.70)	(0.25)	(0.25)
Class S
Year Ended 7/31/2026	$11.42	0.30	0.16	0.46	(0.30)	(0.30)
Year Ended 7/31/2025(e)	$11.71	0.24	(0.29)	(0.05)	(0.24)	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$11.58	3.74%	0.84%	0.82% (c)	2.28%	12%	$19,952
Year Ended 7/31/2025	$11.42	0.82%	0.84% (d)	0.80% (c),(d)	2.20%	12%	$24,027
Year Ended 7/31/2024	$11.58	2.59%	0.85% (d)	0.81% (c),(d)	2.12%	13%	$26,060
Year Ended 7/31/2023	$11.53	0.08%	0.84% (d)	0.80% (c),(d)	1.96%	10%	$27,181
Year Ended 7/31/2022	$11.75	(5.83% )	0.84%	0.81% (c)	1.76%	11%	$36,636
Institutional Class
Year Ended 7/31/2026	$11.58	4.00%	0.59%	0.57% (c)	2.53%	12%	$144,517
Year Ended 7/31/2025	$11.42	1.07%	0.59% (d)	0.55% (c),(d)	2.44%	12%	$142,934
Year Ended 7/31/2024	$11.58	2.84%	0.60% (d)	0.56% (c),(d)	2.37%	13%	$206,805
Year Ended 7/31/2023	$11.53	0.33%	0.59% (d)	0.55% (c),(d)	2.21%	10%	$198,557
Year Ended 7/31/2022	$11.75	(5.60% )	0.59%	0.56% (c)	2.01%	11%	$241,308
Institutional 2 Class
Year Ended 7/31/2026	$11.56	4.02%	0.56%	0.55%	2.56%	12%	$47,178
Year Ended 7/31/2025	$11.40	1.10%	0.57% (d)	0.53% (d)	2.48%	12%	$43,123
Year Ended 7/31/2024	$11.56	2.87%	0.56% (d)	0.53% (d)	2.40%	13%	$50,698
Year Ended 7/31/2023	$11.51	0.35%	0.56% (d)	0.53% (d)	2.25%	10%	$47,323
Year Ended 7/31/2022	$11.73	(5.58% )	0.55%	0.52%	2.05%	11%	$39,878
Institutional 3 Class
Year Ended 7/31/2026	$11.59	3.98%	0.52%	0.50%	2.61%	12%	$60,558
Year Ended 7/31/2025	$11.44	1.15%	0.52% (d)	0.48% (d)	2.57%	12%	$53,958
Year Ended 7/31/2024	$11.60	3.01%	0.51% (d)	0.48% (d)	2.44%	13%	$18,309
Year Ended 7/31/2023	$11.54	0.33%	0.51% (d)	0.48% (d)	2.30%	10%	$23,555
Year Ended 7/31/2022	$11.77	(5.51% )	0.50%	0.48%	2.09%	11%	$10,718
Class S
Year Ended 7/31/2026	$11.58	4.00%	0.59%	0.57% (c)	2.52%	12%	$16,711
Year Ended 7/31/2025 (e)	$11.42	(0.46% )	0.60% (d)	0.55% (d)	2.51%	12%	$21,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
17

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
18
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
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19

Notes to Financial Statements (continued)
July 31, 2026
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
20
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $180.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A of the Fund. Also under the Plan, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.10% of the average daily net assets attributable to Class A shares of the Fund.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	11,707

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
21

Notes to Financial Statements (continued)
July 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.84	0.81
Institutional Class	0.59	0.56
Institutional 2 Class	0.56	0.52
Institutional 3 Class	0.51	0.48
Class S	0.59	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026				Year Ended July 31, 2025
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
—	7,429,235	—	7,429,235	1	7,342,005	—	7,342,006
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
22
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	1,247,309	—	(3,883,605)	(5,541,121)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
292,112,870	647,262	(6,188,383)	(5,541,121)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(203,478)	(3,680,127)	(3,883,605)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $36,805,229 and $35,214,675, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
23

Notes to Financial Statements (continued)
July 31, 2026
is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
24
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Oregon Intermediate Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Oregon Intermediate Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
26
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Exempt- interest dividends
100.00%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Oregon Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and a benchmark, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
30
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Oregon Intermediate Municipal Bond Fund  | 2026
31

Columbia Oregon Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN207_(09/26)

Columbia Total Return Municipal Income Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Total Return Municipal Income Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.050%	6,780,000	6,780,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.050%	9,500,000	9,500,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.050%	3,710,000	3,710,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.050%	3,000,000	3,000,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.050%	3,000,000	3,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.050%	6,000,000	6,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue(a),(b)
Revenue Bonds
Series 2018 (JPMorgan Chase Bank)
08/01/2045	3.050%	2,000,000	2,000,000
Total			33,990,000
Total Floating Rate Notes (Cost $33,990,000)			33,990,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 4.8%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,575,812
Baldwin County Industrial Development Authority(b),(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2026 (Mandatory Put 03/01/33)
03/01/2056	4.300%	1,000,000	991,417
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,335,699
Revenue Bonds
Gas Project
Series 2026F
06/01/2036	5.000%	7,000,000	7,144,789
Series 2026A
12/01/2034	5.000%	5,000,000	5,168,204
The Black Belt Energy Gas District Gas Project
Series 2026J
11/01/2036	5.000%	3,000,000	3,095,485
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,056,087
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	6,644,464
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	10,000,000	10,359,392
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	7,500,000	7,740,442
Energy Southeast A Cooperative District
Revenue Bonds
Series 2025A
11/01/2035	5.000%	4,170,000	4,289,556
Series 2026B
11/01/2033	5.000%	1,335,000	1,397,009
Homewood Educational Building Authority
Revenue Bonds
Recreation Center Project at Samford University
Series 2024A
10/01/2054	5.500%	1,500,000	1,513,868
Student Housing & Parking Project
Series 2024
10/01/2056	5.000%	1,685,000	1,591,221
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,933,802
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	5,000,000	5,299,904
Total			77,137,151
Arizona 1.5%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	5,250,000	5,253,094
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy Project
Series 2022
06/15/2051	4.000%	1,300,000	959,428
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	829,534
02/15/2048	5.000%	1,575,000	1,505,119
Maricopa County Industrial Development Authority(e)
Refunding Revenue Bonds
Banner Health
Series 2026D
01/01/2038	5.000%	2,000,000	2,178,528
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,410,000	2,169,494
07/01/2044	4.250%	1,700,000	1,480,148
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,468,609
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,975,000	1,619,260
Total			23,463,214
Arkansas 0.1%
City of Osceola
Revenue Bonds
Plum Point Energy Associates LLC Project
Series 2026
04/01/2040	4.875%	1,250,000	1,229,452
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 3.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,250,000	2,140,953
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 08/01/32)
11/01/2055	5.000%	2,500,000	2,548,854
Series 2024 (Mandatory Put 12/01/32)
01/01/2055	5.000%	1,750,000	1,785,731
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	8,500,000	8,592,063
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,565,790
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,455,000	3,724,523
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	555,168
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2026
07/01/2035	5.000%	500,000	540,195
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	5,700,000	5,935,954
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,399,742
California Municipal Finance Authority(c),(d),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,500,000	1,514,239
05/15/2055	5.500%	2,225,000	2,331,342
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,266,635
07/01/2058	5.250%	10,000,000	10,204,037
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025
07/01/2042	5.250%	1,185,000	1,273,727
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	3,015,000	3,165,162
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,558,228
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,014
Total			61,144,957
Colorado 2.0%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2043	4.000%	11,000,000	10,083,304
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,610,271
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	7,578,347
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,000,000	1,722,520
Series 2019A (BAM)
08/01/2049	4.000%	6,640,000	5,935,536
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,095,135
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	811,135
Total			32,836,248
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.2%
Aquarion Water Authority(g)
Revenue Bonds
Subordinated Series 2026E
08/01/2049	0.000%	750,000	224,593
Subordinated Series 2026E (BAM)
08/01/2048	0.000%	500,000	162,431
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,215,069
State of Connecticut
Unlimited General Obligation Bonds
Series 2025A
03/15/2045	5.000%	1,000,000	1,060,996
Total			2,663,089
Delaware 0.4%
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,115,000	1,093,445
07/01/2049	4.650%	980,000	952,021
07/01/2054	4.750%	785,000	764,839
Series 2026A
01/01/2057	5.750%	3,500,000	3,783,965
Total			6,594,270
District of Columbia 1.2%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,095,178
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2048	5.250%	5,000,000	5,241,690
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	3,073,750
Series 2024A
10/01/2049	5.250%	4,375,000	4,483,970
Series 2025A
10/01/2050	5.000%	850,000	855,447
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,450,000	4,692,488
Total			19,442,523
Florida 2.6%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	4,058,539
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	451,200
12/01/2050	0.000%	1,000,000	120,000
Capital Trust Authority
Revenue Bonds
AIDS Healthcare Foundation Obligated Group
Series 2026
12/01/2055	5.250%	1,075,000	1,084,717
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2053	6.250%	4,000,000	4,050,546
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,445,896
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,047,399
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,252,061
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	1,300,000	1,303,631
Greater Orlando Aviation Authority
Revenue Bonds
Subordinated Series 2024
10/01/2051	5.250%	5,000,000	5,099,849
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Industrial Development Authority
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	7,250,000	6,588,991
Miami-Dade County Industrial Development Authority(b),(c)
Revenue Bonds
Casa Properties LLC Project
Series 2026 (Mandatory Put 07/01/36)
07/01/2065	5.375%	2,750,000	2,833,093
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	990,000	1,026,995
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,298,694
Village Community Development District No. 16
Special Assessment Bonds
Series 2025
05/01/2045	4.875%	1,500,000	1,490,680
05/01/2056	5.125%	1,750,000	1,705,675
Total			42,857,966
Georgia 3.3%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	4,985,000	5,140,465
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	5,149,440
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	18,922,897
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,725,963
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	5,760,000	6,111,987
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,381,163
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,322,323
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,918,071
Total			53,672,309
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,532,066
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	7,635,000	7,347,779
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	2,500,000	2,218,615
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,495,000	2,429,302
Total			15,527,762
Illinois 6.9%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,520,726
Unlimited General Obligation Refunding Bonds
Series 2025B
12/01/2044	6.000%	1,000,000	1,039,307
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	7,740,000	7,648,256
Revenue Bonds
Senior Lien
Series 2022
01/01/2055	5.000%	6,250,000	6,151,988
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,357,719
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,423,324
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	435,070
Sustainable Bond
Series 2026C
10/01/2056	6.500%	2,500,000	2,829,495
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,698,376
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	14,934,201
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,094,099
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	735,000	738,908
Rebuild Illinois Program
Series 2019 (BAM)
11/01/2042	4.000%	9,925,000	9,324,454
Series 2016
11/01/2030	5.000%	5,975,000	5,997,704
Series 2020
05/01/2039	5.500%	2,705,000	2,841,539
Series 2022A
03/01/2047	5.500%	19,000,000	19,747,473
Series 2023B
05/01/2047	5.500%	1,750,000	1,819,215
05/01/2048	4.500%	600,000	557,329
Series 2024C
10/01/2048	4.000%	5,000,000	4,403,099
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,180,395
Total			111,742,677
Indiana 0.5%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2054	5.000%	2,500,000	2,438,847
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	80,037
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2054	4.750%	5,000,000	4,901,343
Total			7,420,227
Iowa 1.4%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,544,698
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	5,937,107
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	8,900,019
PEFA, Inc
Refunding Revenue Bonds
Gas Project
Series 2026A
04/01/2035	5.000%	2,500,000	2,621,082
Total			23,002,906
Kansas 0.1%
Wyandotte County - Kansas City Unified Government(c)
Revenue Bonds
Northwest Speedway Star Bond District Project
Series 2026
03/01/2046	5.500%	1,000,000	992,539
Kentucky 0.8%
Kentucky Bond Development Corp.
Revenue Bonds
University of Kentucky Central Utility Plant Project
Series 2026
10/31/2056	5.500%	1,000,000	1,044,933
Kentucky Municipal Power Agency
Prerefunded 08/03/26 Revenue Bonds
Series 2015A
09/01/2042	5.000%	2,600,000	2,600,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	8,972,269
Total			12,617,202
Louisiana 0.7%
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,075,119
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2064	5.750%	3,000,000	3,086,308
09/01/2066	5.000%	3,000,000	2,842,997
Total			12,004,424
Maryland 0.7%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,798,676
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,538,008
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	792,700
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,846,662
Total			11,976,046
Massachusetts 1.4%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 Escrowed to Maturity (NPFGC)
01/01/2030	5.500%	2,500,000	2,699,510
Unlimited General Obligation Bonds
Series 2024E
08/01/2054	5.000%	2,535,000	2,596,826
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	727,222
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,094,510
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Harvard University Issue
Series 2026A
02/15/2036	4.000%	2,325,000	2,443,138
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	786,932
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,273,109
Massachusetts Development Finance Agency(f)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,474	38
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,043,980
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2024A-1
12/01/2049	4.700%	800,000	782,258
12/01/2054	4.800%	1,800,000	1,782,074
12/01/2059	4.900%	1,600,000	1,585,574
Special Obligations
Series 2017D
12/01/2047	3.850%	5,000,000	4,305,770
Total			22,120,941
Michigan 3.3%
Grand Rapids Economic Development Corp.
Revenue Bonds
Beacon Hill at Eastgate Project
Series 2025T
11/01/2030	4.750%	4,375,000	4,370,853
Michigan Finance Authority
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,693,647
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,397,008
Series 2024A
12/01/2044	4.500%	1,500,000	1,475,971
12/01/2049	4.650%	1,350,000	1,303,393
12/01/2053	4.700%	1,900,000	1,851,429
Series 2026A
12/01/2056	6.000%	5,300,000	5,794,798
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,030,738
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
06/30/2048	5.000%	3,000,000	2,944,382
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,516,167
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,702,556
Total			53,080,942
Minnesota 0.7%
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2045	5.000%	1,250,000	1,166,810
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,236,441
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	983,975
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	7,095,000	5,529,370
Total			11,916,596
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 0.9%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,725,467
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,212,068
05/15/2042	5.250%	2,290,000	2,290,422
Lees Summit Industrial Development Authority
Revenue Bonds
John Knox Village
Series 2026
08/15/2048	4.000%	2,625,000	2,625,606
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2024 (GNMA)
11/01/2049	4.600%	915,000	887,332
Series 2025
11/01/2055	5.000%	1,000,000	1,005,435
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,310,000	2,312,512
Total			14,058,842
Montana 0.2%
Montana Facility Finance Authority
Refunding Revenue Bonds
St. John’s United Project
Series 2026
11/15/2031	4.100%	1,000,000	1,000,135
11/15/2033	4.650%	2,225,000	2,224,473
Total			3,224,608
Nebraska 2.1%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,591,962
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,313,416
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities
Series 2015
11/01/2045	5.000%	4,080,000	4,081,028
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2049	4.000%	20,595,000	17,786,971
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	212,278
Total			33,985,655
Nevada 0.4%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,025,014
12/15/2045	5.125%	1,260,000	1,202,243
Series 2018A
12/15/2038	5.000%	835,000	830,012
12/15/2048	5.000%	3,500,000	3,201,068
Total			6,258,337
New Hampshire 0.2%
New Hampshire Business Finance Authority(c),(g)
Revenue Bonds
Astro Sunterra Project
Series 2026
12/15/2034	0.000%	1,715,000	988,472
The Wildflower Project
Series 2025
12/15/2033	0.000%	2,300,000	1,466,893
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Pines Project
Series 2025
06/01/2039	5.625%	1,100,000	1,099,888
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	306,961	306,561
Total			3,861,814
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 5.0%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,170,980
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,274,231
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,150,884
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,722,450
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,480,063
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,578,800
01/01/2045	6.625%	1,500,000	1,574,561
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	7,500,000	8,005,257
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,230,000	2,455,722
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,174,572
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,206,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transportation Program
Series 2025AA
06/15/2050	5.000%	2,500,000	2,556,869
06/15/2050	5.250%	2,750,000	2,874,773
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,298,728
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,159,563
Series 2024C
01/01/2045	5.000%	3,250,000	3,421,647
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	2,994,384
01/01/2052	5.250%	6,250,000	6,528,044
Series 2024B
01/01/2049	5.250%	5,000,000	5,277,986
Series 2025A
01/01/2045	5.000%	2,500,000	2,654,211
Total			81,560,370
New Mexico 0.3%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,438,592
07/01/2039	3.350%	1,285,000	1,131,388
07/01/2044	3.600%	2,675,000	2,383,008
Total			4,952,988
New York 10.1%
Build NYC Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2055	5.500%	1,250,000	1,270,881
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,793,515
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,274,033
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024C
03/01/2053	5.250%	5,250,000	5,398,454
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,596,812
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,484,102
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,500,424
Long Island Power Authority(e)
Refunding Revenue Bonds
Series 2026B
09/01/2048	5.000%	1,500,000	1,556,814
09/01/2056	5.250%	3,000,000	3,121,978
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	4,939,778
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	5,212,279
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	9,270,000	9,544,068
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,348,688
Subordinated Series 2021
06/15/2051	4.000%	11,560,000	10,353,031
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	500,000	530,002
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	5,000,000	4,740,515
Subordinated Series 2022A-1
08/01/2048	4.000%	2,400,000	2,199,147
Subordinated Series 2024C-S
05/01/2051	4.000%	2,400,000	2,137,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,532,202
11/01/2052	4.500%	3,500,000	3,371,127
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,603,866
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	3,000,000	3,204,063
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	2,460,000	2,512,535
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,465,517
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	5,000,000	4,538,978
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,333,384
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,301,970
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,308,616
Series 2024
06/30/2060	5.500%	12,475,000	12,563,484
Series 2025
06/30/2050	6.000%	1,500,000	1,587,091
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,974,527
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,355,000	3,945,790
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	3,145,813
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,027,610
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,471,412
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	9,000,000	8,090,761
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,151,139
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,444,002
09/15/2047	5.250%	3,025,000	2,870,062
09/15/2053	5.250%	2,990,000	2,739,804
Total			164,185,964
North Carolina 1.4%
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	10,000,000	9,646,232
North Carolina Housing Finance Agency
Revenue Bonds
Series 2024-54A (GNMA)
01/01/2055	4.800%	3,425,000	3,283,610
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,656,038
07/01/2044	5.000%	1,160,000	1,150,695
Revenue Bonds
Deerfield Episcopal Retirement Community Project
Series 2026
11/01/2031	4.000%	1,455,000	1,431,751
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	845,699
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	374,023
07/01/2034	0.000%	1,135,000	779,493
Series 2020
01/01/2047	0.000%	7,375,000	2,654,425
Triangle Expressway System
Series 2019
01/01/2046	0.000%	3,690,000	1,399,321
Total			23,221,287
North Dakota 0.7%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,350,000	1,125,783
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	641,336
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,717,431
Series 2024C
07/01/2049	4.750%	5,750,000	5,689,566
07/01/2051	4.800%	2,510,000	2,417,251
Total			11,591,367
Ohio 3.2%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	16,290,000	12,317,709
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	15,000,000	15,643,653
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	270,299
12/01/2049	5.125%	1,895,000	1,449,701
Ohio Housing Finance Agency
Revenue Bonds
Series 2024A (GNMA)
09/01/2049	4.550%	4,680,000	4,592,383
09/01/2054	4.650%	4,690,000	4,546,107
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	7,835,000	7,731,304
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,559,261
Total			51,110,417
Oklahoma 0.7%
Oklahoma Housing Finance Agency
Revenue Bonds
Homeownership Loan Program
Series 2026
09/01/2057	6.250%	4,395,000	4,922,970
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,678,768
Series 2025A (ACA)
01/01/2055	4.250%	1,625,000	1,529,158
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,718,253
Total			11,849,149
Oregon 1.8%
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	6,790,000	7,077,262
07/01/2053	5.500%	6,860,000	7,101,888
Sustainable Bonds
Series 2024
07/01/2049	5.250%	11,850,000	12,218,110
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,585,803
Total			28,983,063
Pennsylvania 6.9%
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	185,000	193,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	3,000,000	2,938,108
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	12,000,000	10,270,523
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	24,000,000	22,640,527
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	675,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	13,820,189
06/30/2042	5.000%	8,000,000	7,895,642
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,089,018
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,141,408
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	4,994,511
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,052,474
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2036	3.500%	6,000,000	5,621,917
Series 2016-121
10/01/2036	3.100%	10,490,000	9,399,345
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	1,730,000	1,491,725
10/01/2045	3.350%	6,000,000	5,036,848
Series 2024-145A
10/01/2051	4.800%	10,000,000	9,628,456
Series 2024-146A
04/01/2053	4.750%	10,000,000	9,799,319
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-149A
10/01/2055	6.500%	1,955,000	2,188,190
Total			111,876,240
Puerto Rico 3.0%
Commonwealth of Puerto Rico(i),(j)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,933,278	2,141,293
Subordinated Series 2022
11/01/2043	0.000%	2,282,273	1,626,120
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(j)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	8,210,000	8,278,325
Series 2022A
07/01/2047	4.000%	500,000	459,770
Puerto Rico Electric Power Authority(f),(j)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	6,000,000	4,365,000
Series 2012A
07/01/2042	0.000%	1,360,000	989,400
Puerto Rico Public Finance Corp.(j)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	462,208
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,470,208
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,078,484
Puerto Rico Sales Tax Financing Corp.(g),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,200,000	16,083,540
07/01/2051	0.000%	18,000,000	4,759,114
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
Series 2019A-1
07/01/2053	4.750%	4,000,000	3,797,570
07/01/2058	5.000%	1,500,000	1,441,197
Total			47,952,229
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 2.0%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,126,532
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy Project
Series 2025
06/15/2033	5.500%	4,000,000	3,900,372
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,263,279
11/01/2054	5.500%	2,500,000	2,611,266
Rolling Green Village Project
Series 2025
12/01/2045	5.500%	375,000	382,283
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A (BAM)
12/01/2052	4.000%	18,000,000	15,868,998
Series 2025A
12/01/2055	5.000%	1,625,000	1,638,508
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	845,000	741,730
Total			32,532,968
South Dakota 0.4%
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,447,372
05/01/2049	4.625%	3,410,000	3,286,476
Total			5,733,848
Tennessee 2.4%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	7,200,000	6,833,900
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2044	5.000%	3,515,000	3,493,237
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	6,750,000	4,678,302
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,033,695
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	631,212
07/01/2042	3.600%	460,000	415,503
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,309,798
Series 2024-1A
07/01/2044	4.500%	1,025,000	1,011,255
07/01/2049	4.700%	1,650,000	1,636,753
07/01/2054	4.800%	685,000	668,512
Series 2024-2A (GNMA)
07/01/2049	4.600%	1,050,000	1,021,303
07/01/2054	4.650%	1,000,000	973,917
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,380,911
Total			39,088,298
Texas 12.7%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2024
02/15/2054	4.000%	7,000,000	5,930,879
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,596,582
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	11,890,000	12,059,032
City of Houston(d)
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	1,700,000	1,800,412
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(d)
Refunding Revenue Bonds
United Airlines, Inc. Terminal Improvement Projects
Series 2025
07/15/2031	5.250%	3,000,000	3,158,904
City Of Houston Airport System(d)
Revenue Bonds
United Airlines, Inc. Catering Operations Facility Project
Series 2026
07/15/2035	5.500%	2,700,000	2,902,796
City of Houston Hotel Occupancy Tax & Special Revenue
Refunding Revenue Bonds
First Lien
Series 2026C
09/01/2058	5.500%	1,000,000	1,059,672
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,442,384
Comal Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024
02/15/2049	4.000%	5,000,000	4,476,164
County of Harris(e)
Unlimited General Obligation Bonds
Series 2026A
09/15/2056	5.000%	1,250,000	1,272,983
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	5,802,704
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,519,522
Series 2024
02/01/2054	4.250%	5,000,000	4,668,888
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	3,265,000	3,009,864
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	5,000,000	4,447,404
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,469,877
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025A
08/15/2055	5.250%	5,000,000	5,225,181
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,500,006
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	4,085,000	4,195,228
Series 2025
02/15/2055	5.250%	6,960,000	7,267,339
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	7,250,000	6,477,089
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,453,078
Hurst-Euless-Bedford Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2050	4.000%	4,000,000	3,604,291
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,565,262
Katy Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	6,425,000	5,654,693
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	7,365,000	6,520,564
Mission Economic Development Corp.(b),(d)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,599,501
New Braunfels Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2052	4.000%	2,750,000	2,442,654
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	1,000,000	941,302
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	6,961,346
New Hope Cultural Education Facilities Finance Corp.(f),(k)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	144,839	14,484
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	25,706	2,571
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	780,000
07/01/2051	0.000%	6,745,000	5,058,750
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	2,534,600
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,277,369
Pottsboro Higher Education Finance Corp.
Prerefunded 08/18/26 Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	390,347
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,675,000	1,496,431
Series 2024
02/15/2054	4.000%	3,500,000	3,093,804
02/15/2054	4.250%	4,000,000	3,705,663
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.250%	5,500,000	5,743,929
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	14,525,366
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,918,125
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Municipal Gas Acquisition & Supply Corp. V
Revenue Bonds
Series 2026
04/01/2036	5.000%	3,500,000	3,612,555
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	7,000,000	7,212,131
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	373,476
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,758,121
Segment 3C Project
Series 2019
06/30/2058	5.000%	16,445,000	16,017,886
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,544,171
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2035	3.000%	1,750,000	1,597,563
02/15/2036	3.000%	1,435,000	1,285,030
Waxahachie Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2049	4.000%	4,400,000	4,024,376
Total			204,992,349
Utah 0.3%
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,863,340
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,240,000	2,022,833
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	762,651
Total			5,648,824
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.3%
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	13,050,000	12,883,457
12/31/2056	5.000%	7,500,000	7,342,769
Total			20,226,226
Washington 1.0%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,738,771
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2049	5.250%	7,500,000	7,720,044
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	505,490
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,513,291
07/01/2059	6.250%	1,430,000	1,502,253
07/01/2063	6.375%	450,000	474,887
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,536,057
Total			16,990,793
West Virginia 0.1%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	800,000	815,819
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	808,773
Total			1,624,592
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 2.9%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,096,242
Revenue Bonds
Series 2023A
07/01/2062	5.750%	9,200,731	9,448,823
Public Finance Authority(c)
Refunding Revenue Bonds
Legacy Hills Project
Series 2025
11/15/2045	6.000%	4,000,000	3,964,414
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	821,461
05/15/2047	5.250%	1,105,000	1,100,658
Triad Educational Services, Inc.
Series 2026
06/15/2036	5.000%	3,250,000	3,261,491
Public Finance Authority(c),(d),(e)
Refunding Revenue Bonds
Million Air Two LLC General Aviation Facilities Project
Series 2026
06/01/2041	5.000%	1,000,000	967,961
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	8,793,790
Wisconsin Center District(g)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	11,125,000	1,840,483
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Series 2016
11/15/2046	4.000%	1,820,000	1,620,902
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,940,586
07/01/2053	4.125%	5,000,000	4,047,625
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,338,710
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,760,000	1,921,660
Total			47,164,806
Total Municipal Bonds (Cost $1,629,752,670)			1,576,118,475

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
Illinois Finance Authority(b),(c),(d)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.670%	2,100,000	2,131,662
Total Municipal Short Term (Cost $2,100,000)			2,131,662

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(l),(m),(n)	5,526	55
Total Warrants (Cost $1)		55

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.187%(o)	698,287	698,357
Total Money Market Funds (Cost $698,287)		698,357
Total Investments in Securities (Cost $1,666,540,958)		1,612,938,549
Other Assets & Liabilities, Net		4,611,905
Net Assets		$1,617,550,454
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $80,252,659, which represents 4.96% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a security in default.
(g)	Zero coupon bond.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2026.

(i)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2026, the total value of these securities amounted to $47,952,229, which represents 2.96% of total net assets.

(k)	Partial payment received at last interest date.
(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $55, which represents less than 0.01% of total net assets.

(m)	Non-income producing investment.
(n)	Valuation based on significant unobservable inputs.
(o)	The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	33,990,000	—	33,990,000
Municipal Bonds	—	1,576,118,475	—	1,576,118,475
Municipal Short Term	—	2,131,662	—	2,131,662
Warrants
Financials	—	—	55	55
Total Warrants	—	—	55	55
Money Market Funds	698,357	—	—	698,357
Total Investments in Securities	698,357	1,612,240,137	55	1,612,938,549
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,666,540,958)	$1,612,938,549
Cash	327
Receivable for:
Capital shares sold	5,250,610
Dividends	7,988
Interest	17,198,626
Expense reimbursement due from Investment Manager	622
Prepaid expenses	9,197
Deferred compensation of board members	730,121
Total assets	1,636,136,040
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	9,208,087
Capital shares redeemed	2,668,565
Distributions to shareholders	5,675,455
Management services fees	20,611
Distribution and/or service fees	6,873
Transfer agent fees	75,222
Compensation of board members	920
Other expenses	69,320
Deferred compensation of board members	860,533
Total liabilities	18,585,586
Net assets applicable to outstanding capital stock	$1,617,550,454
Represented by
Paid in capital	1,895,254,472
Total distributable earnings (loss)	(277,704,018)
Total - representing net assets applicable to outstanding capital stock	$1,617,550,454
Class A
Net assets	$1,209,413,083
Shares outstanding	104,485,891
Net asset value per share	$11.57
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.93
Class C
Net assets	$11,217,428
Shares outstanding	969,337
Net asset value per share	$11.57
Institutional Class
Net assets	$245,963,234
Shares outstanding	21,243,004
Net asset value per share	$11.58
Institutional 2 Class
Net assets	$46,157,187
Shares outstanding	3,985,989
Net asset value per share	$11.58
Institutional 3 Class
Net assets	$87,778,521
Shares outstanding	7,559,506
Net asset value per share	$11.61
Class S
Net assets	$17,021,001
Shares outstanding	1,470,071
Net asset value per share	$11.58
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$491,487
Interest	79,189,827
Total income	79,681,314
Expenses:
Management services fees	7,915,804
Distribution and/or service fees
Class A	2,572,688
Class C	103,627
Transfer agent fees
Class A	859,277
Class C	8,651
Institutional Class	171,595
Institutional 2 Class	23,236
Institutional 3 Class	3,170
Class S	13,349
Custodian fees	17,665
Printing and postage fees	66,820
Registration fees	142,927
Accounting services fees	32,824
Legal fees	115,435
Compensation of chief compliance officer	278
Compensation of board members	27,274
Deferred compensation of board members	29,245
Other	38,064
Total expenses	12,141,929
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(201,603)
Expense reduction	(2,000)
Total net expenses	11,938,326
Net investment income	67,742,988
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(30,024,286)
Net realized loss	(30,024,286)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	86,767,147
Net change in unrealized appreciation (depreciation)	86,767,147
Net realized and unrealized gain	56,742,861
Net increase in net assets resulting from operations	$124,485,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$67,742,988	$72,267,912
Net realized loss	(30,024,286)	(52,514,442)
Net change in unrealized appreciation (depreciation)	86,767,147	(65,442,972)
Net increase (decrease) in net assets resulting from operations	124,485,849	(45,689,502)
Distributions to shareholders
Net investment income and net realized gains
Class A	(48,965,208)	(53,921,548)
Advisor Class	—	(184,084)
Class C	(414,093)	(512,759)
Institutional Class	(10,295,322)	(11,297,938)
Institutional 2 Class	(1,753,936)	(1,421,401)
Institutional 3 Class	(3,515,051)	(3,618,467)
Class S	(799,274)	(769,440)
Total distributions to shareholders	(65,742,884)	(71,725,637)
Decrease in net assets from capital stock activity	(192,914,662)	(169,711,298)
Total decrease in net assets	(134,171,697)	(287,126,437)
Net assets at beginning of year	1,751,722,151	2,038,848,588
Net assets at end of year	$1,617,550,454	$1,751,722,151
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,805,832	44,456,825	4,321,272	50,737,359
Distributions reinvested	3,933,594	46,008,582	4,323,226	50,733,888
Shares redeemed	(20,710,355)	(241,928,170)	(23,195,272)	(272,051,504)
Net decrease	(12,970,929)	(151,462,763)	(14,550,774)	(170,580,257)
Advisor Class
Shares sold	—	—	67,018	802,066
Distributions reinvested	—	—	12,369	148,529
Shares redeemed	—	—	(1,411,950)	(16,937,157)
Net decrease	—	—	(1,332,563)	(15,986,562)
Class C
Shares sold	119,372	1,390,810	258,365	3,019,720
Distributions reinvested	34,733	406,185	42,332	496,611
Shares redeemed	(452,743)	(5,290,873)	(582,971)	(6,809,463)
Net decrease	(298,638)	(3,493,878)	(282,274)	(3,293,132)
Institutional Class
Shares sold	4,177,846	48,805,189	9,232,012	108,846,688
Distributions reinvested	734,995	8,600,818	798,540	9,365,340
Shares redeemed	(8,508,412)	(98,474,529)	(10,367,179)	(122,240,214)
Net decrease	(3,595,571)	(41,068,522)	(336,627)	(4,028,186)
Institutional 2 Class
Shares sold	1,941,062	22,663,898	1,896,865	22,324,094
Distributions reinvested	149,673	1,752,257	121,225	1,420,283
Shares redeemed	(1,509,470)	(17,662,933)	(1,412,511)	(16,582,891)
Net increase	581,265	6,753,222	605,579	7,161,486
Institutional 3 Class
Shares sold	2,041,015	23,863,343	1,781,921	21,120,708
Distributions reinvested	65,117	764,180	72,261	850,527
Shares redeemed	(1,970,493)	(23,002,071)	(2,409,198)	(28,347,157)
Net increase (decrease)	135,639	1,625,452	(555,016)	(6,375,922)
Class S
Shares sold	1,651	19,409	2,203,218	26,701,451
Distributions reinvested	68,202	797,920	65,897	769,208
Shares redeemed	(520,334)	(6,085,502)	(348,563)	(4,079,384)
Net increase (decrease)	(450,481)	(5,268,173)	1,920,552	23,391,275
Total net decrease	(16,598,715)	(192,914,662)	(14,531,123)	(169,711,298)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$11.20	0.46	0.36	0.82	(0.45)	—	(0.45)
Year Ended 7/31/2025	$11.93	0.43	(0.73)	(0.30)	(0.43)	—	(0.43)
Year Ended 7/31/2024	$11.70	0.43	0.23	0.66	(0.43)	—	(0.43)
Year Ended 7/31/2023	$12.16	0.41	(0.47)	(0.06)	(0.40)	—	(0.40)
Year Ended 7/31/2022	$13.84	0.36	(1.61)	(1.25)	(0.36)	(0.07)	(0.43)
Class C
Year Ended 7/31/2026	$11.20	0.39	0.36	0.75	(0.38)	—	(0.38)
Year Ended 7/31/2025	$11.93	0.36	(0.73)	(0.37)	(0.36)	—	(0.36)
Year Ended 7/31/2024	$11.70	0.36	0.23	0.59	(0.36)	—	(0.36)
Year Ended 7/31/2023	$12.16	0.34	(0.47)	(0.13)	(0.33)	—	(0.33)
Year Ended 7/31/2022	$13.83	0.29	(1.60)	(1.31)	(0.29)	(0.07)	(0.36)
Institutional Class
Year Ended 7/31/2026	$11.21	0.48	0.36	0.84	(0.47)	—	(0.47)
Year Ended 7/31/2025	$11.93	0.46	(0.73)	(0.27)	(0.45)	—	(0.45)
Year Ended 7/31/2024	$11.71	0.46	0.21	0.67	(0.45)	—	(0.45)
Year Ended 7/31/2023	$12.16	0.43	(0.45)	(0.02)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$13.84	0.39	(1.61)	(1.22)	(0.39)	(0.07)	(0.46)
Institutional 2 Class
Year Ended 7/31/2026	$11.21	0.49	0.35	0.84	(0.47)	—	(0.47)
Year Ended 7/31/2025	$11.94	0.46	(0.73)	(0.27)	(0.46)	—	(0.46)
Year Ended 7/31/2024	$11.71	0.46	0.23	0.69	(0.46)	—	(0.46)
Year Ended 7/31/2023	$12.16	0.43	(0.45)	(0.02)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$13.84	0.39	(1.61)	(1.22)	(0.39)	(0.07)	(0.46)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$11.57	7.31%	0.76%	0.75% (c)	3.92%	16%	$1,209,413
Year Ended 7/31/2025	$11.20	(2.61% )	0.75% (d)	0.75% (c),(d)	3.69%	28%	$1,316,006
Year Ended 7/31/2024	$11.93	5.81%	0.75% (d)	0.75% (c),(d)	3.72%	22%	$1,575,080
Year Ended 7/31/2023	$11.70	(0.38% )	0.74% (d)	0.74% (c),(d)	3.47%	19%	$1,694,619
Year Ended 7/31/2022	$12.16	(9.15% )	0.73% (d)	0.72% (c),(d)	2.80%	16%	$2,037,502
Class C
Year Ended 7/31/2026	$11.57	6.67%	1.36%	1.35% (c)	3.31%	16%	$11,217
Year Ended 7/31/2025	$11.20	(3.19% )	1.35% (d)	1.35% (c),(d)	3.09%	28%	$14,204
Year Ended 7/31/2024	$11.93	5.17%	1.35% (d)	1.35% (c),(d)	3.10%	22%	$18,493
Year Ended 7/31/2023	$11.70	(0.98% )	1.34% (d)	1.34% (c),(d)	2.87%	19%	$24,894
Year Ended 7/31/2022	$12.16	(9.63% )	1.38% (d)	1.32% (c),(d)	2.20%	16%	$31,541
Institutional Class
Year Ended 7/31/2026	$11.58	7.52%	0.56%	0.55% (c)	4.12%	16%	$245,963
Year Ended 7/31/2025	$11.21	(2.33% )	0.55% (d)	0.55% (c),(d)	3.90%	28%	$278,382
Year Ended 7/31/2024	$11.93	5.93%	0.55% (d)	0.55% (c),(d)	3.92%	22%	$300,465
Year Ended 7/31/2023	$11.71	(0.09% )	0.54% (d)	0.54% (c),(d)	3.65%	19%	$327,608
Year Ended 7/31/2022	$12.16	(8.97% )	0.53% (d)	0.53% (c),(d)	3.01%	16%	$532,342
Institutional 2 Class
Year Ended 7/31/2026	$11.58	7.54%	0.55%	0.53%	4.15%	16%	$46,157
Year Ended 7/31/2025	$11.21	(2.39% )	0.54% (d)	0.53% (d)	3.92%	28%	$38,164
Year Ended 7/31/2024	$11.94	6.03%	0.55% (d)	0.53% (d)	3.95%	22%	$33,413
Year Ended 7/31/2023	$11.71	(0.08% )	0.53% (d)	0.53% (d)	3.68%	19%	$13,264
Year Ended 7/31/2022	$12.16	(8.96% )	0.51% (d)	0.51% (d)	3.00%	16%	$15,272
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2026	$11.24	0.49	0.36	0.85	(0.48)	—	(0.48)
Year Ended 7/31/2025	$11.97	0.47	(0.74)	(0.27)	(0.46)	—	(0.46)
Year Ended 7/31/2024	$11.74	0.46	0.23	0.69	(0.46)	—	(0.46)
Year Ended 7/31/2023	$12.19	0.44	(0.45)	(0.01)	(0.44)	—	(0.44)
Year Ended 7/31/2022	$13.88	0.40	(1.62)	(1.22)	(0.40)	(0.07)	(0.47)
Class S
Year Ended 7/31/2026	$11.21	0.48	0.36	0.84	(0.47)	—	(0.47)
Year Ended 7/31/2025(e)	$12.18	0.38	(0.97)	(0.59)	(0.38)	—	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2026	$11.61	7.58%	0.50%	0.48%	4.20%	16%	$87,779
Year Ended 7/31/2025	$11.24	(2.33% )	0.49% (d)	0.49% (d)	3.96%	28%	$83,442
Year Ended 7/31/2024	$11.97	6.08%	0.49% (d)	0.49% (d)	3.97%	22%	$95,503
Year Ended 7/31/2023	$11.74	(0.02% )	0.48% (d)	0.48% (d)	3.78%	19%	$110,262
Year Ended 7/31/2022	$12.19	(8.96% )	0.47% (d)	0.46% (d)	3.07%	16%	$21,828
Class S
Year Ended 7/31/2026	$11.58	7.52%	0.56%	0.55% (c)	4.12%	16%	$17,021
Year Ended 7/31/2025 (e)	$11.21	(4.95% )	0.56% (d)	0.55% (d)	3.98%	28%	$21,525
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Total Return Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.46% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $2,000.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	119,949
Class C	—	1.00 (b)	301

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.75	0.75
Class C	1.35	1.35
Institutional Class	0.55	0.55
Institutional 2 Class	0.53	0.54
Institutional 3 Class	0.48	0.49
Class S	0.55	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions and excess distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
27,867	(26,613)	(1,254)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026				Year Ended July 31, 2025
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
110,851	65,632,033	—	65,742,884	540,731	71,184,906	—	71,725,637
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	31,439,485	—	(238,072,283)	(64,535,233)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,677,473,782	6,042,898	(70,578,131)	(64,535,233)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(28,336,378)	(209,735,905)	(238,072,283)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $268,596,928 and $418,499,065, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.

Columbia Total Return Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 35.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Total Return Municipal Income Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Total Return Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Total Return Municipal Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, issuer of a privately offered security and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Total Return Municipal Income Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Exempt- interest dividends
99.83%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia Total Return Municipal Income Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Total Return Municipal Income Fund (the Fund), formerly known as Columbia Tax-Exempt Fund. Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Total Return Municipal Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Total Return Municipal Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Total Return Municipal Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Total Return Municipal Income Fund  | 2026

Columbia Total Return Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN233_(09/26)

Columbia Ultra Short Term Bond Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Ultra Short Term Bond Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 33.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	29,376	29,418
Series 2024-2PL Class A
10/27/2031	5.070%	895,214	896,485
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	189,615	190,474
Affirm Asset Securitization Trust(a)
Series 2024-B Class A
09/15/2029	4.620%	35,808,000	35,828,640
Series 2026-X1 Class A
04/15/2031	4.270%	11,305,285	11,303,864
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	13,650,000	13,695,456
Series 2025-2A Class A
07/15/2033	4.670%	11,580,000	11,593,628
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	1,496,243	1,497,987
Avtech Equipment Receivables Funding LLC(a)
Series 2026-1A Class A
02/15/2033	4.550%	3,170,095	3,157,974
Bridgecrest Lending Auto Securitization Trust
Series 2026-3 Class A2
02/15/2029	4.460%	5,300,000	5,299,899
CarMax Auto Owner Trust
Series 2023-1 Class A4
01/16/2029	4.650%	11,879,402	11,894,135
Series 2023-3 Class A3
05/15/2028	5.280%	5,822,552	5,840,064
Series 2024-1 Class A3
10/16/2028	4.920%	4,977,440	4,992,762
Series 2024-2 Class A3
01/16/2029	5.500%	27,255,615	27,447,053
Series 2024-4 Class A3
10/15/2029	4.600%	1,444,589	1,447,429
Series 2025-1 Class A3
01/15/2030	4.840%	5,952,000	5,978,200
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	67,553	67,482
Series 2024-P4 Class A3
01/10/2030	4.640%	9,442,506	9,458,015
Series 2025-P1 Class A3
05/10/2030	4.550%	17,188,311	17,211,243
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	2,956,962	2,978,790
Series 2024-N2 Class A3
07/10/2028	5.710%	15,215	15,219
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	581,785	583,090
Series 2024-C Class A3
01/15/2030	4.030%	6,052,415	6,032,605
Subordinated Series 2024-A Class A3
06/15/2029	4.770%	6,822,156	6,842,050
CPS Auto Receivables Trust(a)
Series 2026-C Class A
04/15/2030	4.520%	4,095,000	4,091,384
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	6,475,000	6,489,505
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	2,742,812	2,752,318
FCCU Auto Receivables Trust(a)
Series 2026-1A Class A2
10/15/2029	3.980%	8,224,007	8,201,740
Ford Credit Auto Lease Trust
Series 2025-A Class A3
06/15/2028	4.720%	6,825,000	6,840,545
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	14,784,000	14,677,747
Series 2022-1 Class A
11/15/2034	3.880%	31,189,000	31,086,394
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	7,900,997	7,944,743
Series 2024-4A Class A2
12/17/2029	4.430%	3,725,017	3,724,788
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	28,347,000	28,490,130
Series 2024-4A Class A1
11/15/2029	4.730%	16,650,000	16,706,588
GreenSky Home Improvement Issuer Trust(a)
Series 2025-1A Class A2
03/25/2060	5.120%	630,891	631,675
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-2 Class A2
06/25/2060	4.930%	2,178,536	2,180,080
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	963,641	968,675
Honda Auto Receivables Owner Trust
Subordinated Series 2023-2 Class A3
11/15/2027	4.930%	227,134	227,472
Hyundai Auto Lease Securitization Trust(a)
Series 2024-C Class A3
04/17/2028	4.620%	34,968,160	35,021,063
Series 2025-A Class A3
01/18/2028	4.830%	19,755,000	19,811,130
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	503,270	503,759
John Deere Owner Trust
Series 2024-A Class A3
11/15/2028	4.960%	11,836,498	11,883,114
Kubota Credit Owner Trust(a)
Series 2024-1A Class A3
07/17/2028	5.190%	14,636,979	14,711,064
Series 2024-2A Class A3
11/15/2028	5.260%	15,607,644	15,698,978
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	103,296	103,313
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	2,183,290	2,199,078
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	4,464,298	4,468,956
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	31,317,000	31,432,773
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	1,872,611	1,875,473
Series 2024-5 Class A
10/15/2031	6.278%	290,585	290,724
Series 2024-6 Class A
11/15/2031	6.093%	287,904	288,024
Series 2025-1 Class A2
07/15/2032	5.156%	1,460,069	1,458,944
Series 2025-R3 Class A
01/18/2033	4.841%	2,327,002	2,320,528
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,433,657	1,434,265
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,807,754	1,808,442
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	793,205	795,774
Series 2024-2A Class A2
04/20/2027	4.740%	491,706	491,975
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	2,374,131	2,376,914
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	1,954,966	1,954,256
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	729,866	730,461
Series 2025-2A Class A
08/18/2032	4.930%	1,859,912	1,863,558
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	2,119,860	2,122,855
Santander Drive Auto Receivables Trust
Series 2025-4 Class A2
01/15/2029	4.280%	4,925,056	4,926,612
SoFi Consumer Loan Program(a)
Series 2026-3 Class A
06/25/2035	4.460%	21,450,000	21,440,000
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	1,662,321	1,663,510
Series 2025-2 Class A
06/25/2034	4.820%	6,662,867	6,669,373
Series 2025-4 Class A
08/25/2035	4.240%	4,019,284	4,016,175
Series 2026-1 Class A
12/26/2035	4.060%	8,538,062	8,514,208
Series 2026-2 Class A
03/25/2036	4.270%	5,472,307	5,466,019
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	680,492	680,822
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	2,611,105	2,613,389
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-ST6 Class A
10/15/2032	4.611%	1,561,749	1,560,083
Series 2025-ST8 Class A
12/15/2033	4.618%	6,421,002	6,422,548
Series 2026-ST1 Class A
03/15/2034	4.244%	5,181,429	5,169,579
Series 2026-ST2 Class A
06/15/2034	4.413%	7,537,978	7,530,296
Upgrade Master Pass-Thru Trust(a),(b),(c)
Series 2026-ST3 Class A
09/15/2033	4.750%	7,500,000	7,500,000
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	147,755	147,881
Series 2025-2 Class A2
06/20/2035	5.220%	3,237,501	3,240,734
Series 2025-3 Class A2
09/20/2035	4.600%	5,509,885	5,510,243
UPSTART Securitization Trust(a)
Series 2026-1 Class A2
03/20/2036	4.300%	3,540,000	3,531,199
Verizon Master Trust
Series 2024-8 Class A1A
11/20/2030	4.620%	8,040,000	8,056,371
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	11,280,014	11,289,828
Series 2024-A Class A4
12/20/2028	5.200%	11,670,000	11,695,660
Series 2025-B Class A3
01/22/2029	4.010%	11,000,000	10,953,334
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	877,781	878,078
Westlake Flooring Master Trust(a)
Series 2025-1A Class A
10/15/2029	4.230%	6,000,000	5,969,309
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	12,750,000	12,804,305
Wheels Fleet Lease Funding 1 LLC(a)
Series 2025-2A Class A1
05/18/2040	4.410%	3,991,595	3,983,485
World Omni Auto Receivables Trust
Series 2024-A Class A3
03/15/2029	4.860%	1,980,367	1,986,545
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Select Auto Trust
Series 2024-A Class A3
02/15/2030	4.980%	178,199	178,570
Total Asset-Backed Securities — Non-Agency (Cost $640,078,906)			639,339,323

Commercial Mortgage-Backed Securities - Non-Agency 7.8%

BANK
Series 2017-BNK5 Class A4
06/15/2060	3.131%	11,849,501	11,728,080
Series 2017-BNK7 Class A4
09/15/2060	3.175%	981,043	967,309
Series 2019-BNK18 Class ASB
05/15/2062	3.432%	4,721,490	4,649,618
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 Class A3
02/15/2050	3.311%	21,681,517	21,588,638
Benchmark Mortgage Trust
Series 2018-B3 Class A4
04/10/2051	3.761%	1,214,438	1,195,589
Series 2019-B13 Class ASB
08/15/2057	2.888%	3,884,425	3,780,187
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	1,496,751	1,491,165
Series 2017-CD6 Class ASB
11/13/2050	3.332%	3,146,022	3,126,833
Citigroup Commercial Mortgage Trust
Series 2017-C4 Class A4
10/12/2050	3.471%	13,419,000	13,218,306
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	4,515,585	4,386,940
FirstKey Homes Trust(a)
Series 2021-SFR1 Class A
08/17/2038	1.538%	16,506,425	16,472,597
Morgan Stanley Capital I Trust
Series 2018-L1 Class A3
10/15/2051	4.139%	5,775,443	5,708,729
UBS Commercial Mortgage Trust
Series 2017-C2 Class A3
08/15/2050	3.225%	1,476,816	1,460,286
Series 2017-C2 Class A4
08/15/2050	3.487%	9,785,350	9,669,767
Series 2017-C3 Class ASB
08/15/2050	3.215%	1,070,374	1,063,552
Series 2017-C5 Class A4
11/15/2050	3.212%	529,705	521,664
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-C7 Class A3
12/15/2050	3.418%	334,751	330,162
Series 2018-C12 Class A4
08/15/2051	4.030%	8,019,981	7,896,474
Wells Fargo Commercial Mortgage Trust
Series 2016-C36 Class A3
11/15/2059	2.807%	2,813,185	2,803,637
Series 2016-LC25 Class A4
12/15/2059	3.640%	6,165,000	6,145,038
Series 2017-C40 Class A3
10/15/2050	3.317%	9,045,160	8,946,060
Series 2018-C45 Class ASB
06/15/2051	4.147%	3,575,748	3,561,531
Series 2018-C47 Class ASB
09/15/2061	4.365%	6,382,351	6,359,029
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.599%	11,000,000	10,265,605
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $147,926,430)			147,336,796

Corporate Bonds & Notes 45.8%

Aerospace & Defense 2.0%
BAE Systems PLC(a)
03/26/2029	5.125%	9,600,000	9,692,042
Boeing Co. (The)
03/01/2029	3.200%	9,600,000	9,228,886
Harris Corp.
06/15/2028	4.400%	9,500,000	9,452,286
Raytheon Technologies Corp.
03/15/2027	3.500%	9,500,000	9,450,053
Total			37,823,267
Automotive 0.5%
Toyota Motor Credit Corp.(d)
SOFR + 0.480% 05/12/2028	4.130%	9,500,000	9,503,495
Banking 13.1%
Bank of America Corp.(d)
SOFR + 1.110% 05/09/2029	4.760%	18,000,000	18,128,803
Bank of Montreal(e)
09/10/2027	4.567%	10,000,000	10,000,097
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)(d)
SOFR + 0.680% 06/09/2028	4.330%	10,000,000	10,015,284
Bank of Nova Scotia (The)(d)
SOFR + 0.760% 09/15/2028	4.410%	9,500,000	9,511,667
Canadian Imperial Bank of Commerce(e)
09/08/2028	4.243%	10,000,000	9,958,322
Citigroup, Inc.(d)
SOFR + 0.870% 03/04/2029	4.520%	18,750,000	18,783,015
Cooperatieve Rabobank UA(d)
SOFR + 0.410% 06/09/2028	4.060%	9,575,000	9,570,751
Goldman Sachs Group, Inc. (The)(e)
03/15/2028	3.615%	18,000,000	17,900,637
HSBC Holdings PLC(e)
03/13/2028	4.041%	13,500,000	13,449,329
JPMorgan Chase & Co.(e)
04/22/2028	5.571%	18,250,000	18,372,490
Morgan Stanley(e)
07/12/2029	4.868%	19,215,000	19,214,335
PNC Financial Services Group, Inc. (The)(e)
12/02/2028	5.354%	10,000,000	10,087,959
Royal Bank of Canada(d)
SOFR + 0.610% 07/10/2029	4.260%	10,500,000	10,491,751
State Street Corp.(e)
04/24/2028	4.543%	9,500,000	9,501,638
Toronto-Dominion Bank (The)(d)
SOFR + 0.580% 01/13/2028	4.230%	9,500,000	9,508,051
Truist Bank(e)
01/27/2029	4.144%	9,500,000	9,416,230
UBS Group AG(a),(e)
05/12/2028	4.751%	9,500,000	9,510,133
US Bank(d)
SOFR + 0.660% 05/20/2029	4.310%	11,000,000	11,015,229
Wells Fargo & Co.(d)
SOFR + 0.720% 05/20/2029	4.370%	15,375,000	15,379,164
Westpac Banking Corp.(a),(d)
SOFR + 0.440% 05/11/2028	4.090%	10,000,000	10,008,152
Total			249,823,037
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	9,500,000	9,355,782
Comcast Corp.
10/15/2028	4.150%	10,000,000	9,871,241
Total			19,227,023
Chemicals 0.5%
LYB International Finance II BV
03/02/2027	3.500%	9,500,000	9,438,508
Construction Machinery 0.9%
Caterpillar Financial Services Corp.(d)
SOFR + 0.430% 05/15/2028	4.080%	9,000,000	9,000,852
John Deere Capital Corp.(d)
SOFR + 0.500% 03/06/2028	4.150%	8,500,000	8,511,255
Total			17,512,107
Diversified Manufacturing 0.9%
Carrier Global Corp.
02/15/2027	2.493%	9,500,000	9,404,689
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	8,500,000	8,455,551
Total			17,860,240
Electric 5.0%
Dominion Energy, Inc.
05/15/2028	4.600%	9,500,000	9,487,512
DTE Energy Co.
06/01/2028	4.875%	9,500,000	9,526,581
Duke Energy Corp.
08/15/2027	3.150%	10,000,000	9,866,146
Eversource Energy
03/01/2027	2.900%	9,000,000	8,921,358
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	9,500,000	9,517,095
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	9,000,000	9,139,638
Southern Co. (The)
03/15/2029	5.500%	9,500,000	9,667,776
Vistra Operations Co. LLC(a)
10/15/2028	4.300%	10,000,000	9,853,130
WEC Energy Group, Inc.
01/15/2028	4.750%	9,500,000	9,518,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
03/21/2028	4.750%	9,500,000	9,507,315
Total			95,004,578
Food and Beverage 2.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	10,000,000	9,954,258
Diageo Capital PLC
10/24/2027	5.300%	4,500,000	4,544,503
Kraft Heinz Foods Co. (The)
01/30/2029	4.625%	9,500,000	9,488,521
Mars, Inc.(a)
03/01/2027	4.450%	8,500,000	8,508,897
Mondelez International, Inc.
03/17/2027	2.625%	9,500,000	9,395,344
PepsiCo, Inc.
01/15/2029	4.100%	10,000,000	9,910,535
Total			51,802,058
Health Care 2.5%
Becton Dickinson and Co.
06/06/2027	3.700%	9,500,000	9,443,605
Cigna Corp.
10/15/2028	4.375%	9,500,000	9,435,888
CVS Health Corp.
03/25/2028	4.300%	9,500,000	9,442,928
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,500,000	9,616,053
HCA, Inc.
09/01/2028	5.625%	9,500,000	9,626,747
Total			47,565,221
Healthcare Insurance 1.1%
Anthem, Inc.
03/01/2028	4.101%	10,000,000	9,918,170
UnitedHealth Group, Inc.
06/15/2028	4.400%	10,000,000	9,976,038
Total			19,894,208
Independent Energy 0.5%
Woodside Finance Ltd.(a)
03/15/2028	3.700%	9,500,000	9,336,286
Integrated Energy 0.5%
BP Capital Markets PLC
09/19/2027	3.279%	9,250,000	9,141,981
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
7

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 2.1%
Corebridge Global Funding(a)
08/20/2027	4.650%	10,000,000	10,007,007
Metropolitan Life Global Funding I(a)
04/13/2028	4.250%	10,000,000	9,937,272
Pricoa Global Funding I(a)
08/27/2027	4.400%	10,000,000	10,001,473
Principal Life Global Funding II(a)
08/18/2028	4.250%	10,000,000	9,888,079
Total			39,833,831
Midstream 3.3%
Enbridge, Inc.
11/20/2028	4.200%	9,500,000	9,392,936
Energy Transfer Operating LP
06/15/2028	4.950%	9,500,000	9,533,405
Enterprise Products Operating LLC
06/20/2028	4.300%	9,500,000	9,455,027
Kinder Morgan, Inc.
03/01/2028	4.300%	6,500,000	6,469,328
MPLX LP
03/15/2028	4.000%	9,500,000	9,393,529
Western Midstream Operating LP
01/15/2029	6.350%	9,000,000	9,276,415
Williams Companies, Inc. (The)
06/15/2027	3.750%	9,500,000	9,448,846
Total			62,969,486
Natural Gas 1.0%
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	9,750,000	9,848,349
NiSource, Inc.
03/30/2028	5.250%	9,500,000	9,588,965
Total			19,437,314
Pharmaceuticals 2.9%
AbbVie, Inc.(d)
SOFR + 0.480% 03/03/2028	4.130%	10,000,000	10,006,866
Amgen, Inc.
03/02/2028	5.150%	9,000,000	9,069,977
AstraZeneca Finance LLC
05/28/2028	1.750%	10,000,000	9,535,814
Bristol Myers Squibb Co.
02/20/2028	3.900%	8,000,000	7,938,525
Gilead Sciences, Inc.
05/20/2028	4.250%	9,500,000	9,458,182
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merck & Co., Inc.(d)
SOFR + 0.370% 05/22/2028	4.020%	9,450,000	9,445,276
Total			55,454,640
Railroads 0.3%
Union Pacific Corp.
02/05/2027	2.150%	6,018,000	5,952,548
Technology 2.5%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	10,000,000	9,840,963
Fidelity National Information Services, Inc.(d)
SOFR + 1.210% 03/10/2029	4.860%	9,000,000	9,025,527
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	9,000,000	8,989,178
Oracle Corp.
02/04/2029	4.550%	9,500,000	9,258,488
Synopsys, Inc.
04/01/2028	4.650%	10,000,000	9,987,765
Total			47,101,921
Transportation Services 0.5%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	8,500,000	8,495,148
Wireless 1.0%
American Tower Corp.
07/15/2027	3.550%	9,750,000	9,673,680
T-Mobile US, Inc.
04/15/2027	3.750%	9,750,000	9,699,661
Total			19,373,341
Wirelines 1.0%
AT&T, Inc.
02/15/2028	4.100%	9,500,000	9,413,075
Verizon Communications, Inc.
03/22/2028	2.100%	10,125,000	9,727,757
Total			19,140,832
Total Corporate Bonds & Notes (Cost $874,683,681)			871,691,070

Foreign Government Obligations(f) 1.0%

Canada 1.0%
Province of Ontario Canada
05/21/2027	1.050%	10,000,000	9,752,311
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec Canada
04/13/2028	3.625%	9,500,000	9,386,727
Total			19,139,038
Total Foreign Government Obligations (Cost $19,239,304)			19,139,038

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(d)
1-year CMT + 2.255% Cap 11.255% 02/01/2036	5.880%	7,175	7,339
Total Residential Mortgage-Backed Securities - Agency (Cost $7,170)			7,339

Residential Mortgage-Backed Securities - Non-Agency 9.1%

ACRA Trust(a),(e)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	15,654,609	15,666,685
BRAVO Residential Funding Trust(a),(d)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.350% 09/25/2072	4.966%	5,765,431	5,777,223
COLT Mortgage Loan Trust(a),(e)
CMO Series 2024-6 Class A1
11/25/2069	5.390%	938,275	937,781
CMO Series 2024-7 Class A1
12/26/2069	5.538%	4,189,613	4,193,584
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2022-2 Class A1
04/25/2067	5.300%	3,735,741	3,657,023
Homes Trust(a),(g)
CMO Series 2025-NQM3 Class A1
02/25/2070	5.630%	10,703,612	10,714,963
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	9,500,000	9,496,977
JP Morgan Mortgage Trust(a),(d)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	4.821%	3,269,923	3,275,662
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	387,237	373,656
OBX Trust(a),(g)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	5,438,398	5,446,333
OBX Trust(a),(e)
CMO Series 2024-NQM7 Class A1
03/25/2064	6.243%	2,244,194	2,252,549
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	7,009,345	7,017,643
PRET LLC(a),(e)
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	3,433,008	3,433,927
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	6,561,107	6,565,640
PRET LLC(a),(c),(e)
CMO Series 2026-RN3 Class A1
08/25/2056	5.854%	10,400,000	10,419,298
PRPM LLC(a),(e)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	3,090,347	3,090,668
RCO VIII Mortgage LLC(a),(e)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	968,933	970,030
RCO XI Mortgage LLC(a),(e)
CMO Series 2026-3 Class A1
07/25/2031	5.724%	7,425,000	7,434,875
Reneu Redi Q-1 Trust(a),(e)
CMO Series 2026-RTL1 Class A1
06/25/2041	5.892%	8,350,000	8,326,148
SAIF Securitization Trust(a),(e)
CMO Series 2024-CES1 Class A1
07/25/2054	5.965%	6,731,150	6,747,537
Toorak Mortgage Trust(a),(e)
CMO Series 2025-RRTL1 Class A1
02/25/2040	5.524%	21,725,000	21,730,638
Towd Point Mortgage Trust(a),(g)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	3,094,193	3,016,951
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	4,820,829	4,754,181
VCAT LLC(a),(e)
CMO Series 2026-NPL2 Class A1
02/25/2056	5.062%	10,142,296	10,104,375
CMO Series 2026-NPL3 Class A1
05/25/2056	5.567%	8,557,239	8,549,007
Verus Securitization Trust(a),(e)
Series 2025-10 Class A1FC
06/25/2070	5.017%	5,468,163	5,444,444
Vista Point Securitization Trust(a),(e)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	3,016,773	3,017,288
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $172,921,627)			172,415,086

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
9

Portfolio of Investments (continued)
July 31, 2026
Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
11/17/2026	3.720%	19,350,000	19,137,478
Total Treasury Bills (Cost $19,127,262)			19,137,478

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
03/26/2027	4.500%	1,000,000	1,002,737
08/27/2027	3.625%	2,900,000	2,881,660
03/27/2028	3.875%	2,500,000	2,482,584
Federal Home Loan Banks
03/10/2027	4.000%	2,100,000	2,098,841
03/12/2027	4.500%	560,000	561,459
09/08/2028	4.375%	750,000	750,676
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/24/2026	1.875%	9,500,000	9,471,665
Total U.S. Government & Agency Obligations (Cost $19,295,748)			19,249,622

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(h),(i)	22,878,050	22,864,323
Total Money Market Funds (Cost $22,862,732)		22,864,323
Total Investments in Securities (Cost: $1,916,142,860)		1,911,180,075
Other Assets & Liabilities, Net		(9,619,138)
Net Assets		1,901,560,937
At July 31, 2026, securities and/or cash totaling $2,559,600 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(2,133)	09/2026	USD	(438,564,799)	978,773	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $768,504,288, which represents 40.41% of total net assets.

(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $7,500,000, which represents 0.39% of total net assets.

(c)	Represents a security purchased on a when-issued basis.
(d)	Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2026.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.

(h)	The rate shown is the seven-day current annualized yield at July 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Ultra Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Notes to Portfolio of Investments (continued)
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.813%
	52,527,222	1,098,751,473	(1,128,414,737)	365	22,864,323	(21,375)	1,374,906	22,878,050
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
11

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	639,339,323	—	639,339,323
Commercial Mortgage-Backed Securities - Non-Agency	—	147,336,796	—	147,336,796
Corporate Bonds & Notes	—	871,691,070	—	871,691,070
Foreign Government Obligations	—	19,139,038	—	19,139,038
Residential Mortgage-Backed Securities - Agency	—	7,339	—	7,339
Residential Mortgage-Backed Securities - Non-Agency	—	172,415,086	—	172,415,086
Treasury Bills	—	19,137,478	—	19,137,478
U.S. Government & Agency Obligations	—	19,249,622	—	19,249,622
Money Market Funds	22,864,323	—	—	22,864,323
Total Investments in Securities	22,864,323	1,888,315,752	—	1,911,180,075
Investments in Derivatives
Asset
Futures Contracts	978,773	—	—	978,773
Total	23,843,096	1,888,315,752	—	1,912,158,848
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Ultra Short Term Bond Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,893,280,128)	$1,888,315,752
Affiliated issuers (cost $22,862,732)	22,864,323
Margin deposits on:
Futures contracts	2,559,600
Receivable for:
Investments sold	94
Capital shares sold	9,313,669
Dividends	115,887
Interest	12,083,061
Foreign tax reclaims	34,775
Variation margin for futures contracts	499,920
Prepaid expenses	9,805
Deferred compensation of board members	292,265
Total assets	1,936,089,151
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	17,899,982
Capital shares redeemed	9,575,537
Distributions to shareholders	6,535,974
Management services fees	10,920
Distribution and/or service fees	3,757
Transfer agent fees	60,360
Compensation of board members	849
Other expenses	45,619
Deferred compensation of board members	395,216
Total liabilities	34,528,214
Net assets applicable to outstanding capital stock	$1,901,560,937
Represented by
Paid in capital	1,901,938,150
Total distributable earnings (loss)	(377,213)
Total - representing net assets applicable to outstanding capital stock	$1,901,560,937
Class A
Net assets	$917,860,675
Shares outstanding	99,158,333
Net asset value per share	$9.26
Institutional Class
Net assets	$676,366,591
Shares outstanding	73,004,681
Net asset value per share	$9.26
Institutional 3 Class
Net assets	$307,333,671
Shares outstanding	33,164,303
Net asset value per share	$9.27
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
13

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$1,374,906
Interest	68,043,835
Interfund lending	596
Total income	69,419,337
Expenses:
Management services fees	3,241,557
Distribution and/or service fees
Class A	1,061,548
Transfer agent fees
Class A	366,270
Institutional Class	296,540
Institutional 3 Class	11,418
Custodian fees	15,010
Printing and postage fees	44,329
Registration fees	297,611
Accounting services fees	32,824
Legal fees	36,193
Compensation of chief compliance officer	234
Compensation of board members	25,344
Deferred compensation of board members	27,515
Other	27,793
Total expenses	5,484,186
Net investment income	63,935,151
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,409,834
Investments — affiliated issuers	(21,375)
Futures contracts	4,074,731
Net realized gain	5,463,190
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,887,986)
Investments — affiliated issuers	365
Futures contracts	752,417
Net change in unrealized appreciation (depreciation)	(6,135,204)
Net realized and unrealized loss	(672,014)
Net increase in net assets resulting from operations	$63,263,137
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Ultra Short Term Bond Fund  | 2026

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$63,935,151	$52,306,092
Net realized gain	5,463,190	1,140,207
Net change in unrealized appreciation (depreciation)	(6,135,204)	2,337,138
Net increase in net assets resulting from operations	63,263,137	55,783,437
Distributions to shareholders
Net investment income and net realized gains
Class A	(28,785,075)	(18,394,262)
Advisor Class	—	(707,604)
Institutional Class	(24,270,035)	(20,113,202)
Institutional 3 Class	(11,329,640)	(14,348,830)
Total distributions to shareholders	(64,384,750)	(53,563,898)
Increase in net assets from capital stock activity	672,931,854	180,913,802
Total increase in net assets	671,810,241	183,133,341
Net assets at beginning of year	1,229,750,696	1,046,617,355
Net assets at end of year	$1,901,560,937	$1,229,750,696

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	80,342,807	744,480,232	31,952,645	295,685,860
Distributions reinvested	3,106,826	28,782,281	1,986,448	18,386,280
Shares redeemed	(35,247,493)	(326,538,548)	(18,167,516)	(168,103,813)
Net increase	48,202,140	446,723,965	15,771,577	145,968,327
Advisor Class
Shares sold	—	—	1,047,438	9,696,324
Distributions reinvested	—	—	62,294	576,631
Shares redeemed	—	—	(5,745,299)	(53,188,771)
Net decrease	—	—	(4,635,567)	(42,915,816)
Institutional Class
Shares sold	53,371,974	494,969,486	39,557,596	366,347,053
Distributions reinvested	2,613,930	24,236,757	2,166,708	20,072,743
Shares redeemed	(35,369,410)	(328,010,578)	(28,519,972)	(264,110,381)
Net increase	20,616,494	191,195,665	13,204,332	122,309,415
Institutional 3 Class
Shares sold	13,483,639	125,018,833	2,252,043	20,860,411
Distributions reinvested	142,116	1,318,418	158,062	1,464,562
Shares redeemed	(9,846,844)	(91,325,027)	(7,207,391)	(66,773,097)
Net increase (decrease)	3,778,911	35,012,224	(4,797,286)	(44,448,124)
Total net increase	72,597,545	672,931,854	19,543,056	180,913,802
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$9.26	0.37	0.01 (c)	0.38	(0.38)	(0.38)
Year Ended 7/31/2025	$9.24	0.43	0.03	0.46	(0.44)	(0.44)
Year Ended 7/31/2024	$9.07	0.40	0.16	0.56	(0.39)	(0.39)
Year Ended 7/31/2023	$8.93	0.24	0.15	0.39	(0.25)	(0.25)
Year Ended 7/31/2022	$9.04	0.03	(0.10)	(0.07)	(0.04)	(0.04)
Institutional Class
Year Ended 7/31/2026	$9.27	0.39	(0.01)	0.38	(0.39)	(0.39)
Year Ended 7/31/2025	$9.25	0.44	0.03	0.47	(0.45)	(0.45)
Year Ended 7/31/2024	$9.08	0.41	0.16	0.57	(0.40)	(0.40)
Year Ended 7/31/2023	$8.94	0.26	0.15	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Institutional 3 Class
Year Ended 7/31/2026	$9.27	0.40	(0.00)	0.40	(0.40)	(0.40)
Year Ended 7/31/2025	$9.25	0.45	0.03	0.48	(0.46)	(0.46)
Year Ended 7/31/2024	$9.09	0.41	0.16	0.57	(0.41)	(0.41)
Year Ended 7/31/2023	$8.95	0.24	0.17	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.09)	(0.04)	(0.06)	(0.06)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Ultra Short Term Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$9.26	4.18%	0.45%	0.45%	4.04%	88%	$917,861
Year Ended 7/31/2025	$9.26	5.07%	0.45%	0.45%	4.61%	81%	$471,827
Year Ended 7/31/2024	$9.24	6.30%	0.45%	0.45%	4.36%	81%	$325,123
Year Ended 7/31/2023	$9.07	4.48%	0.44%	0.44%	2.62%	76%	$356,981
Year Ended 7/31/2022	$8.93	(0.80% )	0.42%	0.42%	0.38%	76%	$675,383
Institutional Class
Year Ended 7/31/2026	$9.26	4.22%	0.29%	0.29%	4.21%	88%	$676,367
Year Ended 7/31/2025	$9.27	5.22%	0.30%	0.30%	4.76%	81%	$485,506
Year Ended 7/31/2024	$9.25	6.45%	0.30%	0.30%	4.50%	81%	$362,377
Year Ended 7/31/2023	$9.08	4.64%	0.29%	0.29%	2.92%	76%	$379,279
Year Ended 7/31/2022	$8.94	(0.65% )	0.27%	0.27%	0.56%	76%	$422,413
Institutional 3 Class
Year Ended 7/31/2026	$9.27	4.39%	0.25%	0.25%	4.27%	88%	$307,334
Year Ended 7/31/2025	$9.27	5.28%	0.24%	0.24%	4.81%	81%	$272,417
Year Ended 7/31/2024	$9.25	6.40%	0.24%	0.24%	4.51%	81%	$316,246
Year Ended 7/31/2023	$9.09	4.69%	0.24%	0.24%	2.70%	76%	$492,264
Year Ended 7/31/2022	$8.95	(0.50% )	0.23%	0.23%	0.57%	76%	$1,655,564
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2026
17

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not
18
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Notes to Financial Statements (continued)
July 31, 2026
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Ultra Short Term Bond Fund  | 2026
19

Notes to Financial Statements (continued)
July 31, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
20
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	978,773 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	4,074,731

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	752,417
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	344,766,557
Columbia Ultra Short Term Bond Fund  | 2026
21

Notes to Financial Statements (continued)
July 31, 2026
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
22
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Ultra Short Term Bond Fund  | 2026
23

Notes to Financial Statements (continued)
July 31, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Institutional Class	0.05
Institutional 3 Class	0.00
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	0.47
Institutional Class	0.32
Institutional 3 Class	0.25
24
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, trustees’ deferred compensation and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
356,771	(356,771)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
64,384,750	—	64,384,750	53,563,898	—	53,563,898
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
9,912,363	2,377,360	—	(5,735,746)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,917,894,594	623,213	(6,358,959)	(5,735,746)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Ultra Short Term Bond Fund  | 2026
25

Notes to Financial Statements (continued)
July 31, 2026
The following capital loss carryforwards, determined at July 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	1,854,387
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,999,882,896 and $1,321,523,978, respectively, for the year ended July 31, 2026, of which $19,194,217 and $8,954,260, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,300,000	4.12	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2026.
26
Columbia Ultra Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 64.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Ultra Short Term Bond Fund  | 2026
27

Notes to Financial Statements (continued)
July 31, 2026
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Ultra Short Term Bond Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Ultra Short Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Ultra Short Term Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Ultra Short Term Bond Fund  | 2026
29

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Capital gain dividend	Section 163(j) Interest Dividends
$2,496,228	95.76%
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
30
Columbia Ultra Short Term Bond Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Ultra Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Ultra Short Term Bond Fund  | 2026
31

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance on a gross basis for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
32
Columbia Ultra Short Term Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Ultra Short Term Bond Fund  | 2026
33

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN103_(09/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	September 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	September 22, 2026